UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2024

Item 1: Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 99.4%
Brazil | 8.3%
Dexco SA	528,308	$829,163
MercadoLibre, Inc. (*)	662	1,358,397
Pagseguro Digital Ltd., Class A (*)	140,688	1,211,324
PRIO SA	165,900	1,319,538
Rumo SA	219,844	807,108
TOTVS SA	333,300	1,747,352
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	409,852	497,296
		7,770,178
China | 24.2%
Airtac International Group	33,765	979,987
Alibaba Group Holding Ltd.	176,900	2,351,295
Baidu, Inc., Class A (*)	43,650	575,095
China Tourism Group Duty Free Corp. Ltd., Class A	75,100	826,659
Chow Tai Seng Jewellery Co. Ltd., Class A	420,650	779,897
Foxconn Industrial Internet Co. Ltd., Class A	263,400	950,227
JD.com, Inc., Class A	39,009	780,397
Jiangsu King’s Luck Brewery JSC Ltd., Class A	64,400	473,202
Lenovo Group Ltd.	548,000	736,651
Nexteer Automotive Group Ltd.	856,000	358,800
Ping An Insurance Group Co. of China Ltd., Class H	208,500	1,323,839
Shenzhen Inovance Technology Co. Ltd., Class A	154,390	1,374,286
Sungrow Power Supply Co. Ltd., Class A	68,888	976,547
Tencent Holdings Ltd.	69,400	3,885,906
Trip.com Group Ltd. ADR (*)	28,679	1,704,393
Wuliangye Yibin Co. Ltd., Class A	66,200	1,501,655
Xiaomi Corp., Class B (*)	391,200	1,111,825
Yadea Group Holdings Ltd.	522,000	929,559
ZTO Express Cayman, Inc. ADR	42,760	1,059,165
		22,679,385
Hong Kong | 1.4%
Techtronic Industries Co. Ltd.	88,002	1,333,989
Hungary | 1.4%
Richter Gedeon Nyrt.	43,377	1,336,033
India | 11.8%
Bajaj Finance Ltd.	12,002	1,105,804
HDFC Bank Ltd. ADR	37,802	2,364,893
ICICI Bank Ltd. ADR	114,463	3,416,720
Jio Financial Services Ltd. (*)	57,584	241,561
Description	Shares	Fair Value
Mphasis Ltd.	33,329	$1,200,256
Reliance Industries Ltd.	55,972	1,975,639
UPL Ltd.	105,235	768,300
		11,073,173
Indonesia | 4.6%
Bank Central Asia Tbk PT	3,072,600	2,094,905
Bank Rakyat Indonesia Persero Tbk PT	6,679,849	2,183,523
		4,278,428
Macau | 1.4%
Sands China Ltd. (*)	518,000	1,309,330
Mexico | 2.4%
Arca Continental SAB de CV	75,700	707,789
Grupo Financiero Banorte SAB de CV, Class O	217,057	1,537,809
		2,245,598
Peru | 1.8%
Credicorp Ltd.	8,962	1,621,853
Philippines | 4.2%
BDO Unibank, Inc.	824,762	2,329,468
International Container Terminal Services, Inc.	215,449	1,554,080
		3,883,548
Poland | 1.9%
InPost SA (*)	95,387	1,799,953
South Africa | 5.6%
Capitec Bank Holdings Ltd.	15,241	2,688,820
Foschini Group Ltd.	88,732	801,852
Standard Bank Group Ltd.	127,370	1,787,608
		5,278,280
South Korea | 7.8%
CJ Logistics Corp.	10,124	722,546
Samsung Electronics Co. Ltd.	87,684	4,155,814
SK Hynix, Inc.	18,221	2,454,524
		7,332,884
Taiwan | 19.0%
ASE Technology Holding Co. Ltd.	330,289	1,590,894
Bizlink Holding, Inc.	55,078	806,117
Chroma ATE, Inc.	97,000	1,152,093
Hiwin Technologies Corp.	92,714	629,213
Lotes Co. Ltd.	29,687	1,308,624
MediaTek, Inc.	40,000	1,493,744
RichWave Technology Corp. (*)	103,000	630,910
Sercomm Corp.	243,000	858,963

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co. Ltd.	307,000	$9,372,612
		17,843,170
Turkey | 0.6%
BIM Birlesik Magazalar AS	35,392	514,074
United States | 3.0%
EPAM Systems, Inc. (*)	3,759	748,154
SharkNinja, Inc.	13,913	1,512,482
Tenaris SA ADR	18,185	578,101
		2,838,737
Total Common Stocks (Cost $62,311,735)		93,138,613
Short-Term Investments | 0.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $889,782)	889,782	889,782
Total Investments | 100.3% (Cost $63,201,517)		$94,028,395
Liabilities in Excess of Cash and Other Assets | (0.3)%		(234,915)
Net Assets | 100.0%		$93,793,480

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 99.7%
Brazil | 3.2%
Banco BTG Pactual SA	220,496	$1,346,605
MercadoLibre, Inc. (*)	704	1,444,580
NU Holdings Ltd., Class A (*)	78,610	1,073,027
		3,864,212
China | 24.2%
Alibaba Group Holding Ltd. ADR	43,841	4,652,407
China Merchants Bank Co. Ltd., Class H	757,500	3,685,452
Contemporary Amperex Technology Co. Ltd., Class A	47,900	1,701,333
Innovent Biologics, Inc. (*)	233,500	1,416,992
Midea Group Co. Ltd.	265,200	2,532,992
NetEase, Inc. ADR	11,450	1,070,689
PDD Holdings, Inc., ADR (*)	9,157	1,234,455
Shenzhen Inovance Technology Co. Ltd., Class A	170,499	1,517,679
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	33,400	1,381,115
Tencent Holdings Ltd.	98,892	5,537,248
Trip.com Group Ltd. ADR (*)	28,981	1,722,341
Weichai Power Co. Ltd., Class H	710,000	1,293,292
Yum China Holdings, Inc.	35,479	1,597,265
		29,343,260
France | 1.3%
Pernod Ricard SA ADR	52,887	1,604,592
Ghana | 0.6%
Kosmos Energy Ltd. (*)	179,241	722,341
Greece | 2.2%
Eurobank Ergasias Services & Holdings SA, Class A	395,036	904,982
GEK TERNA SA	45,261	889,636
National Bank of Greece SA	99,551	855,446
		2,650,064
Hong Kong | 1.6%
AIA Group Ltd.	224,000	1,980,787
India | 16.4%
HDFC Bank Ltd. ADR	47,008	2,940,820
Hindalco Industries Ltd.	149,612	1,354,390
ICICI Bank Ltd. ADR	83,756	2,500,117
InterGlobe Aviation Ltd. (*)	24,333	1,392,695
ITC Ltd.	183,234	1,135,529
Larsen & Toubro Ltd.	34,399	1,508,303
Macrotech Developers Ltd.	94,654	1,393,792
Description	Shares	Fair Value
MakeMyTrip Ltd. (*)	12,045	$1,119,583
Reliance Industries Ltd.	89,569	3,161,509
Supreme Industries Ltd.	27,154	1,723,796
Tata Consultancy Services Ltd.	32,603	1,663,717
		19,894,251
Indonesia | 2.5%
Bank Central Asia Tbk PT	2,467,800	1,682,551
Bank Mandiri Persero Tbk PT	2,980,000	1,362,630
		3,045,181
Macau | 0.6%
Galaxy Entertainment Group Ltd.	158,000	783,413
Mexico | 3.9%
Arca Continental SAB de CV	96,445	901,753
Corp. Inmobiliaria Vesta SAB de CV ADR	39,697	1,069,437
Grupo Financiero Banorte SAB de CV, Class O	234,877	1,664,060
Kimberly-Clark de Mexico SAB de CV, Class A	692,974	1,120,584
		4,755,834
Peru | 0.8%
Credicorp Ltd.	5,097	922,404
Philippines | 2.3%
BDO Unibank, Inc.	395,559	1,117,222
International Container Terminal Services, Inc.	236,350	1,704,843
		2,822,065
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0
Sberbank of Russia PJSC (¢)	213,889	0
		0
Saudi Arabia | 3.1%
Saudi Arabian Oil Co.	312,269	2,253,315
Saudi National Bank	161,905	1,482,454
		3,735,769
South Africa | 4.4%
Anglo American PLC	30,097	978,184
Bidvest Group Ltd.	74,381	1,262,539
Capitec Bank Holdings Ltd.	8,455	1,491,632
Shoprite Holdings Ltd.	91,462	1,566,156
		5,298,511
South Korea | 9.6%
Kia Corp.	18,768	1,438,832
LG Chem Ltd.	4,703	1,289,507
Samsung Electronics Co. Ltd.	89,241	4,229,609

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
Shinhan Financial Group Co. Ltd.	60,540	$2,578,068
SK Hynix, Inc.	15,667	2,110,478
		11,646,494
Taiwan | 15.9%
ASE Technology Holding Co. Ltd.	303,000	1,459,452
Chailease Holding Co. Ltd.	258,464	1,337,708
Eclat Textile Co. Ltd.	48,789	843,785
MediaTek, Inc.	53,000	1,979,210
Nien Made Enterprise Co. Ltd.	59,000	949,099
Taiwan Semiconductor Manufacturing Co. Ltd.	225,000	6,869,178
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	33,441	5,807,699
		19,246,131
Thailand | 1.1%
CP ALL PCL (‡)	677,200	1,378,498
Turkey | 1.4%
Akbank TAS	453,604	818,144
BIM Birlesik Magazalar AS	64,800	941,229
		1,759,373
United Arab Emirates | 1.9%
Abu Dhabi Ports Co. PJSC (*)	568,701	791,072
ADNOC Drilling Co. PJSC	1,143,718	1,472,701
		2,263,773
United Kingdom | 1.3%
Unilever PLC ADR	23,366	1,517,855
United States | 1.4%
Freeport-McMoRan, Inc.	33,149	1,654,798
Total Common Stocks (Cost $91,190,172)		120,889,606
Total Investments | 99.7% (Cost $91,190,172)		$120,889,606
Cash and Other Assets in Excess of Liabilities | 0.3%		357,893
Net Assets | 100.0%		$121,247,499

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 98.1%
Brazil | 2.3%
Banco do Brasil SA	185,100	$923,512
BB Seguridade Participacoes SA	139,400	908,402
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,000	149,348
Cia De Sanena Do Parana	90,200	488,114
Energisa SA	18,800	154,570
Klabin SA	37,410	143,454
NU Holdings Ltd., Class A (*)	20,866	284,821
PRIO SA	34,700	275,997
Telefonica Brasil SA	47,800	489,784
		3,818,002
Chile | 0.1%
Enel Chile SA ADR	68,443	190,956
China | 28.4%
Alibaba Group Holding Ltd.	347,700	4,621,511
Aluminum Corp. of China, Ltd.	244,000	190,784
Anker Innovations Technology Co. Ltd., Class A	15,080	180,414
ANTA Sports Products Ltd.	12,800	152,949
Atour Lifestyle Holdings Ltd. ADR	8,662	224,692
Baidu, Inc. ADR (*)	4,468	470,436
Bank of Changsha Co. Ltd., Class A	131,000	154,423
Bank of China Ltd., Class H	1,178,000	551,451
Beijing New Building Materials PLC, Class A	52,300	245,919
BOC Aviation Ltd.	18,100	149,665
Bosideng International Holdings Ltd.	544,000	309,043
BYD Co. Ltd., Class H	34,500	1,239,098
BYD Electronic International Co. Ltd.	55,500	233,093
China CITIC Bank Corp. Ltd., Class H	698,000	441,616
China Construction Bank Corp., Class H	3,376,000	2,530,829
China Hongqiao Group Ltd.	200,500	335,475
China Longyuan Power Group Corp. Ltd., Class H	594,000	538,377
China Merchants Bank Co. Ltd., Class H	155,500	756,552
China Nonferrous Mining Corp. Ltd.	185,000	153,073
China Pacific Insurance Group Co. Ltd., Class H	141,000	497,012
China Resources Land Ltd.	37,000	133,374
China Resources Mixc Lifestyle Services Ltd.	48,200	210,854
China Resources Power Holdings Co. Ltd.	120,000	324,190
China Tower Corp. Ltd., Class H	3,548,000	469,952
China United Network Communications Ltd., Class A	273,100	208,290
CNGR Advanced Material Co. Ltd., Class A	38,700	221,686
Description	Shares	Fair Value
Contemporary Amperex Technology Co. Ltd., Class A	18,680	$663,484
ENN Natural Gas Co. Ltd., Class A	173,200	508,216
Guangdong TCL Smart Home Appliances Co. Ltd. (*)	93,000	154,297
H World Group Ltd., ADR	5,986	222,679
Haidilao International Holding Ltd.	253,000	601,443
Hisense Home Appliances Group Co. Ltd., Class H	50,000	182,100
Huaibei Mining Holdings Co. Ltd., Class A	94,700	243,187
Huaxia Bank Co. Ltd., Class A	353,200	374,346
HUTCHMED China Ltd. (*)	35,500	146,954
Industrial & Commercial Bank of China Ltd., Class H	534,000	315,860
Innovent Biologics, Inc. (*)	28,000	169,918
JD Logistics, Inc. (*)	359,400	632,619
JD.com, Inc., Class A	80,904	1,618,529
Kanzhun, Ltd. ADR	24,862	431,604
KE Holdings, Inc. ADR	25,459	506,889
Kingdee International Software Group Co. Ltd. (*)	114,000	128,370
Kingnet Network Co. Ltd., Class A	135,800	230,278
Kuaishou Technology (*)	127,900	883,900
Kunlun Energy Co. Ltd.	428,000	441,412
Li Auto, Inc. ADR (*)	10,955	280,996
Meituan, Class B (*)	132,070	2,810,961
Midea Group Co. Ltd., Class A	98,000	1,047,621
NetEase, Inc.	59,100	1,104,592
New Oriental Education & Technology Group, Inc. ADR	2,802	212,504
Ningbo Boway Alloy Material Co. Ltd., Class A	56,900	141,051
Nongfu Spring Co. Ltd., Class H	46,800	200,690
PDD Holdings, Inc., ADR (*)	14,943	2,014,466
People’s Insurance Co. Group of China Ltd., Class H	573,000	273,417
PetroChina Co. Ltd., Class H	712,000	576,665
Ping An Insurance Group Co. of China Ltd., Class H	60,000	380,961
Pop Mart International Group Ltd.	32,800	224,551
Qifu Technology, Inc. ADR	14,521	432,871
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,400	264,645
Shenzhen Sinexcel Electric Co. Ltd., Class A	37,100	144,207
Sieyuan Electric Co. Ltd., Class A	17,200	181,244
Sunny Optical Technology Group Co. Ltd.	51,400	378,444
Suzhou Secote Precision Electronic Co. Ltd., Class A (*)	29,100	295,971

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Tencent Holdings Ltd.	134,500	$7,531,043
Tencent Music Entertainment Group ADR	22,353	269,354
Trip.com Group Ltd. ADR (*)	10,882	646,717
Vipshop Holdings Ltd. ADR	33,698	530,069
Weichai Power Co. Ltd., Class H	113,000	205,834
Xiaomi Corp., Class B (*)	569,400	1,618,285
Yankershop Food Co. Ltd., Class A	19,060	144,007
Yihai International Holding Ltd.	164,000	329,985
Yutong Bus Co. Ltd., Class A	157,400	585,835
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	88,500	283,170
		47,110,999
Colombia | 0.1%
Bancolombia SA ADR	3,738	117,299
Egypt | 0.3%
Commercial International Bank - Egypt (CIB) GDR	337,165	572,506
Greece | 0.8%
Alpha Services & Holdings SA	188,940	328,391
Danaos Corp.	2,280	197,767
National Bank of Greece SA	51,265	440,522
Piraeus Financial Holdings SA	83,034	353,561
		1,320,241
Hungary | 0.6%
OTP Bank Nyrt	18,302	957,236
India | 18.8%
ABB India Ltd.	2,505	241,382
Adani Green Energy Ltd. (*)	6,519	147,971
Adani Ports & Special Economic Zone Ltd.	24,862	429,505
Adani Power Ltd. (*)	59,114	462,702
Axis Bank Ltd. GDR	3,190	231,897
Bank of Baroda	146,262	433,416
Bharat Electronics Ltd.	43,007	146,918
Bharti Airtel Ltd.	9,058	185,189
Britannia Industries Ltd.	6,112	462,530
BSE Ltd.	15,617	686,418
Canara Bank	441,380	588,367
Ceat Ltd.	2,599	97,826
Chennai Petroleum Corp. Ltd.	10,391	116,252
Cipla Ltd.	55,296	1,091,215
Colgate-Palmolive India Ltd.	40,030	1,819,826
Dr Reddy’s Laboratories Ltd. ADR	19,581	1,555,710
EIH Ltd.	21,859	98,667
Force Motors Ltd.	1,305	116,476
Description	Shares	Fair Value
Godawari Power & Ispat Ltd.	32,558	$432,581
HCL Technologies Ltd.	51,613	1,109,932
HDFC Bank Ltd. ADR	2,142	134,004
Hero MotoCorp Ltd.	10,591	722,852
Hindalco Industries Ltd.	29,900	270,675
Hindustan Aeronautics Ltd.	16,709	884,323
Hindustan Unilever Ltd.	9,416	332,328
ICICI Bank Ltd. ADR	24,111	719,713
IndiaMart InterMesh Ltd.	4,302	151,863
Indian Bank	22,531	140,857
Infosys Ltd.	74,543	1,662,065
Jio Financial Services Ltd. (*)	22,782	95,569
Jupiter Wagons Ltd.	13,990	85,619
Karur Vysya Bank Ltd.	105,950	272,515
Larsen & Toubro Ltd. GDR	11,360	504,585
LIC Housing Finance Ltd.	97,642	774,177
Life Insurance Corp. of India	70,525	847,157
Lupin Ltd.	11,508	300,781
Manappuram Finance Ltd.	132,697	319,854
Mazagon Dock Shipbuilders Ltd.	3,978	200,718
Motilal Oswal Financial Services Ltd.	15,845	144,513
Nava Ltd.	13,586	186,866
NMDC Steel Ltd. (*)	142,930	91,995
Oil & Natural Gas Corp. Ltd.	74,884	266,979
Oracle Financial Services Software Ltd.	1,135	155,146
REC Ltd.	19,817	131,068
Reliance Industries Ltd. GDR (#)	20,073	1,397,395
Shriram Finance Ltd.	10,118	433,005
State Bank of India GDR	19,346	1,801,331
Sun Pharmaceutical Industries Ltd.	65,805	1,515,055
Supreme Industries Ltd.	7,928	503,287
Tata Consultancy Services Ltd.	39,513	2,016,331
Tata Motors Ltd.	80,714	938,419
Torrent Pharmaceuticals Ltd.	5,297	214,621
Trent Ltd.	3,626	328,361
Vedanta Ltd.	211,652	1,297,843
Vodafone Idea Ltd. (*)	785,569	97,456
WNS Holdings Ltd. (*)	14,399	758,971
		31,153,077
Indonesia | 2.0%
Bank Mandiri Persero Tbk PT	3,911,800	1,788,704
Bank Rakyat Indonesia Persero Tbk PT	3,937,100	1,286,967
Sumber Alfaria Trijaya Tbk PT	871,400	181,862

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Telkom Indonesia Persero Tbk PT ADR	6,411	$126,810
		3,384,343
Malaysia | 1.8%
CIMB Group Holdings Bhd.	991,100	1,937,543
IJM Corp. Bhd.	185,000	131,860
MISC Bhd.	274,400	519,683
My EG Services Bhd	989,100	214,192
Scientex Bhd.	73,500	76,881
SP Setia Bhd. Group	426,500	129,150
		3,009,309
Mexico | 1.9%
Arca Continental SAB de CV	116,200	1,086,461
Coca-Cola Femsa SAB de CV ADR	15,277	1,355,376
Gentera SAB de CV	93,600	104,581
Grupo Financiero Inbursa SAB de CV, Class O (*)	86,000	194,799
Grupo Mexico SAB de CV, Series B	27,200	151,638
Southern Copper Corp.	1,203	139,151
Vista Energy SAB de CV ADR (*)	3,246	143,408
		3,175,414
Peru | 0.4%
Credicorp Ltd.	4,019	727,318
Philippines | 1.0%
International Container Terminal Services, Inc.	174,780	1,260,725
Metropolitan Bank & Trust Co.	201,380	282,802
SM Investments Corp.	6,960	118,957
		1,662,484
Poland | 1.8%
Bank Polska Kasa Opieki SA	7,116	271,893
Budimex SA	969	150,513
KGHM Polska Miedz SA	38,701	1,602,196
Orange Polska SA	118,437	260,234
ORLEN SA	43,706	634,814
Powszechna Kasa Oszczednosci Bank Polski SA	8,398	122,379
		3,042,029
Qatar | 0.2%
Ooredoo QPSC	111,204	357,737
Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PAO GDR (*), (¢)	9,589	0
		0
Description	Shares	Fair Value
Saudi Arabia | 3.2%
ACWA Power Co.	5,599	$738,245
Alinma Bank	24,416	185,595
Almarai Co. JSC	31,120	458,363
Astra Industrial Group	6,208	278,381
Banque Saudi Fransi	22,487	193,660
Co. for Cooperative Insurance	17,794	701,330
Electrical Industries Co.	343,137	654,763
Etihad Etisalat Co.	43,723	597,976
Leejam Sports Co. JSC	1,584	87,339
National Agriculture Development Co. (*)	33,869	251,177
National Medical Care Co.	2,429	133,835
Riyadh Cables Group Co.	5,476	144,803
Saudi Arabian Mining Co. (*)	8,680	113,163
Saudi Arabian Oil Co.	48,953	353,242
Saudi Awwal Bank	28,056	259,352
Saudi Basic Industries Corp.	6,009	120,151
		5,271,375
South Africa | 2.4%
African Rainbow Minerals Ltd.	24,549	270,672
AVI Ltd.	51,058	325,023
FirstRand Ltd.	100,282	483,335
Gold Fields Ltd. ADR	11,645	178,751
Harmony Gold Mining Co. Ltd. ADR	38,604	392,603
Investec Ltd.	40,048	304,082
Naspers Ltd., N Shares	1,365	331,501
Nedbank Group Ltd.	10,474	181,355
Sanlam Ltd.	46,036	234,636
Sappi Ltd.	213,308	598,182
Standard Bank Group Ltd.	54,154	760,039
		4,060,179
South Korea | 11.1%
BNK Financial Group, Inc.	26,307	182,290
Chong Kun Dang Pharmaceutical Corp.	3,069	264,608
CJ CheilJedang Corp.	698	162,670
DB Insurance Co. Ltd.	7,733	665,809
Hana Financial Group, Inc.	21,924	988,717
Hanmi Pharm Co. Ltd.	564	139,187
Hanwha Aerospace Co. Ltd.	606	138,156
Hanwha Industrial Solutions Co. Ltd. (*)	671	17,087
HD Hyundai Co. Ltd.	2,403	140,857
HD Hyundai Electric Co. Ltd.	1,084	276,278
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,130	162,968
Hyundai Marine & Fire Insurance Co. Ltd.	7,680	194,171
Hyundai Rotem Co. Ltd.	6,949	283,094
JB Financial Group Co. Ltd.	14,500	170,176

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
KB Financial Group, Inc.	23,500	$1,459,505
KCC Corp.	680	157,230
Kia Corp.	26,662	2,044,018
KIWOOM Securities Co. Ltd.	1,365	136,084
Krafton, Inc. (*)	587	154,106
LG Chem Ltd.	2,241	614,456
LG Electronics, Inc.	5,116	409,896
Meritz Financial Group, Inc.	6,678	497,267
Mirae Asset Securities Co. Ltd.	53,599	348,033
Orion Corp.	2,070	154,741
Poongsan Corp.	4,131	194,603
Samsung Electronics Co. Ltd. GDR	4,129	4,832,249
Samsung Fire & Marine Insurance Co. Ltd.	1,181	312,192
Samsung Life Insurance Co. Ltd.	2,637	188,590
SK Hynix, Inc.	9,398	1,265,991
SK Telecom Co. Ltd.	18,656	798,316
Woori Financial Group, Inc.	95,139	1,123,765
		18,477,110
Taiwan | 17.3%
Accton Technology Corp.	38,000	640,840
Advancetek Enterprise Co. Ltd.	69,000	147,868
ASMedia Technology, Inc.	3,000	154,366
Chicony Electronics Co. Ltd.	106,000	550,481
Chicony Power Technology Co. Ltd.	28,000	120,244
Delta Electronics, Inc.	166,000	2,005,017
Depo Auto Parts Ind Co. Ltd.	1,000	8,342
Eva Airways Corp.	609,000	722,912
Far Eastern New Century Corp.	127,000	153,888
Far EasTone Telecommunications Co. Ltd.	135,000	387,602
Genius Electronic Optical Co. Ltd.	17,000	262,388
Global Unichip Corp.	3,000	105,120
Highwealth Construction Corp.	222,200	316,087
Hiyes International Co. Ltd.	18,164	101,219
Hon Hai Precision Industry Co. Ltd.	178,000	1,063,875
International Games System Co. Ltd.	36,000	1,124,238
Lotes Co. Ltd.	6,000	264,484
MediaTek, Inc.	68,000	2,539,364
Nan Pao Resins Chemical Co. Ltd.	14,000	134,674
Novatek Microelectronics Corp.	23,000	377,372
Powertech Technology, Inc.	27,000	117,273
President Chain Store Corp.	127,000	1,185,406
Quanta Computer, Inc.	30,000	252,809
Realtek Semiconductor Corp.	63,000	939,993
Run Long Construction Co. Ltd.	138,600	232,992
Description	Shares	Fair Value
Silicon Motion Technology Corp. ADR	1,928	$117,107
Sunonwealth Electric Machine Industry Co. Ltd.	38,000	111,494
Taiwan Semiconductor Manufacturing Co. Ltd.	461,000	14,074,183
Tong Yang Industry Co. Ltd.	35,000	117,503
Wistron Corp.	53,000	170,132
Wiwynn Corp.	3,000	164,195
		28,663,468
Thailand | 1.9%
Bangkok Dusit Medical Services PCL NVDR	792,000	738,420
Com7 PCL (‡)	202,600	150,482
Delta Electronics Thailand PCL NVDR	51,800	172,154
Krung Thai Bank PCL NVDR	1,129,800	723,334
PTT Exploration & Production PCL (‡)	237,900	968,531
PTT PCL NVDR	375,900	397,160
		3,150,081
Turkey | 0.3%
BIM Birlesik Magazalar AS	5,432	78,900
Turkiye Garanti Bankasi AS	117,747	421,921
		500,821
United Arab Emirates | 1.4%
Abu Dhabi Islamic Bank PJSC	103,396	358,451
ADNOC Drilling Co. PJSC	257,050	330,989
ADNOC Logistics & Services	189,391	276,241
Aldar Properties PJSC	161,690	330,929
Emaar Development PJSC	115,309	274,486
Emaar Properties PJSC	287,198	681,611
		2,252,707
Total Common Stocks (Cost $137,130,086)		162,974,691
Preferred Stocks | 0.9%
Brazil | 0.9%
Petroleo Brasileiro SA (Cost $1,388,593)	241,739	1,597,926
Short-Term Investments | 0.7%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $1,085,920)	1,085,920	1,085,920

Description	Fair Value
Total Investments | 99.7% (Cost $139,604,599)	$165,658,537
Cash and Other Assets in Excess of Liabilities | 0.3%	434,983
Net Assets | 100.0%	$166,093,520

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 98.8%
Brazil | 9.7%
Banco do Brasil SA	11,484,252	$57,297,937
BB Seguridade Participacoes SA	9,828,617	64,048,296
CCR SA	11,099,417	24,653,146
Engie Brasil Energia SA	2,491,300	19,412,905
Petroleo Brasileiro SA ADR	3,377,778	48,673,781
PRIO SA	2,775,500	22,075,815
Vale SA ADR	2,494,703	29,138,131
Vibra Energia SA	8,306,100	35,677,945
		300,977,956
Chile | 0.6%
Sociedad Quimica y Minera de Chile SA ADR	437,007	18,214,452
China | 29.5%
Alibaba Group Holding Ltd. ADR	637,508	67,652,349
Anhui Conch Cement Co. Ltd., Class H	12,953,451	38,030,258
China Construction Bank Corp., Class H	118,715,224	88,995,239
China Medical System Holdings Ltd.	26,700,000	30,723,916
China Merchants Bank Co. Ltd., Class H	9,057,994	44,069,707
DaShenLin Pharmaceutical Group Co. Ltd., Class A	12,718,613	29,533,919
ENN Natural Gas Co. Ltd., Class A	10,898,633	31,979,546
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,263,276	49,194,912
Hengan International Group Co. Ltd.	10,087,000	34,810,994
Huayu Automotive Systems Co. Ltd., Class A	10,580,148	27,052,435
JD.com, Inc. ADR	1,289,484	51,579,360
Lenovo Group Ltd.	44,652,000	60,023,578
Midea Group Co. Ltd., Class A	3,816,999	40,803,745
NetEase, Inc. ADR	631,869	59,086,070
Ping An Insurance Group Co. of China Ltd., Class H	7,520,000	47,747,101
Sinopharm Group Co. Ltd., Class H	20,567,614	54,480,216
Tencent Holdings Ltd.	729,000	40,818,814
Tingyi Cayman Islands Holding Corp.	36,788,000	52,996,200
Want Want China Holdings Ltd.	36,221,000	24,674,656
Weichai Power Co. Ltd., Class H	23,176,288	42,216,501
		916,469,516
Egypt | 0.7%
Commercial International Bank - Egypt (CIB) GDR	11,941,523	20,284,886
Greece | 2.6%
Metlen Energy & Metals SA	562,701	22,158,210
National Bank of Greece SA	4,264,330	36,643,565
Description	Shares	Fair Value
OPAP SA	1,311,156	$23,341,105
		82,142,880
Hong Kong | 0.9%
ASMPT Ltd.	2,150,500	26,408,182
Hungary | 3.1%
MOL Hungarian Oil & Gas PLC	4,179,401	31,271,775
OTP Bank Nyrt	1,220,586	63,839,399
		95,111,174
India | 5.5%
Axis Bank Ltd.	1,897,093	27,960,100
Indus Towers Ltd. (*)	13,632,028	63,840,321
Infosys Ltd. ADR	999,740	22,264,210
Tata Consultancy Services Ltd.	424,996	21,687,361
UPL Ltd.	4,628,366	33,790,787
		169,542,779
Indonesia | 4.8%
Astra International Tbk PT	107,527,200	35,901,976
Bank Mandiri Persero Tbk PT	86,877,684	39,725,566
Telkom Indonesia Persero Tbk PT ADR	2,379,028	47,057,174
United Tractors Tbk PT	14,247,500	25,569,262
		148,253,978
Mexico | 6.6%
America Movil SAB de CV ADR	1,794,482	29,357,726
Cemex SAB de CV ADR	5,924,545	36,139,724
Grupo Aeroportuario del Pacifico SAB de CV ADR	166,469	28,968,935
Grupo Financiero Banorte SAB de CV, Class O	5,288,137	37,465,470
Grupo Mexico SAB de CV, Series B	4,723,785	26,334,682
Kimberly-Clark de Mexico SAB de CV, Class A	13,914,695	22,500,959
Ternium SA ADR	693,591	25,600,444
		206,367,940
Peru | 0.7%
Credicorp Ltd.	122,603	22,187,465
Portugal | 0.8%
Galp Energia SGPS SA	1,361,570	25,565,314
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (¢)	13,596,421	13
		18
South Africa | 8.7%
Bidvest Group Ltd.	2,674,965	45,404,695
Life Healthcare Group Holdings Ltd.	35,659,204	33,043,165

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Nedbank Group Ltd.	3,435,738	$59,489,196
Sanlam Ltd.	8,762,419	44,660,190
Standard Bank Group Ltd.	3,644,679	51,152,227
Vodacom Group Ltd.	6,015,717	38,121,979
		271,871,452
South Korea | 9.6%
Coway Co. Ltd.	526,982	26,952,941
Doosan Bobcat, Inc.	250,079	7,798,187
Hyundai Mobis Co. Ltd.	148,674	24,786,963
KB Financial Group, Inc.	912,906	56,697,490
Kia Corp.	250,564	19,209,264
KT Corp.	958,175	29,497,080
KT&G Corp.	262,406	21,895,756
Samsung Electronics Co. Ltd.	349,815	16,579,605
Shinhan Financial Group Co. Ltd.	1,322,263	56,307,971
SK Hynix, Inc.	296,691	39,966,799
		299,692,056
Taiwan | 10.9%
ASE Technology Holding Co. Ltd.	12,449,000	59,962,775
Globalwafers Co. Ltd.	1,485,000	21,438,432
MediaTek, Inc.	1,357,000	50,675,249
Novatek Microelectronics Corp.	1,909,000	31,321,895
Taiwan Semiconductor Manufacturing Co. Ltd.	4,447,913	135,793,363
Yageo Corp.	2,089,769	41,375,221
		340,566,935
Thailand | 2.2%
Kasikornbank PCL	6,279,054	46,823,105
PTT Exploration & Production PCL (‡)	5,680,400	23,125,861
		69,948,966
Turkey | 0.4%
BIM Birlesik Magazalar AS	887,688	12,893,791
United Kingdom | 1.5%
Unilever PLC	727,439	47,146,515
Total Common Stocks (Cost $2,498,149,416)		3,073,646,255
Short-Term Investments | 1.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $37,806,809)	37,806,809	37,806,809
Description	Fair Value
Total Investments | 100.0% (Cost $2,535,956,225)	$3,111,453,064
Liabilities in Excess of Cash and Other Assets | 0.0%	(166,151)
Net Assets | 100.0%	$3,111,286,913

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 98.4%
France | 2.3%
Kering SA	15,457	$4,427,184
Germany | 4.2%
Fresenius Medical Care AG	146,132	6,214,616
Knorr-Bremse AG	22,244	1,977,521
		8,192,137
Italy | 11.3%
Nexi SpA (*)	1,891,703	12,851,191
Snam SpA	1,821,309	9,271,994
		22,123,185
Japan | 3.8%
Secom Co. Ltd.	203,000	7,497,830
Luxembourg | 2.4%
SES SA	951,128	4,767,923
United Kingdom | 20.1%
National Grid PLC	969,349	13,363,041
Reckitt Benckiser Group PLC	31,634	1,937,196
Rentokil Initial PLC	1,575,168	7,729,205
Severn Trent PLC	231,477	8,179,030
United Utilities Group PLC	588,996	8,243,851
		39,452,323
United States | 54.3%
Baxter International, Inc.	98,522	3,740,880
Cisco Systems, Inc.	158,364	8,428,132
Cognizant Technology Solutions Corp., Class A	108,338	8,361,527
CVS Health Corp.	200,221	12,589,896
DENTSPLY SIRONA, Inc.	357,429	9,672,029
Exelon Corp.	49,684	2,014,686
Ferrovial SE	164,593	7,084,923
Fiserv, Inc. (*)	48,740	8,756,141
H&R Block, Inc.	122,681	7,796,378
Henry Schein, Inc. (*)	131,885	9,614,417
International Game Technology PLC	544,500	11,597,850
Omnicom Group, Inc.	117,293	12,126,923
Visa, Inc., A Shares	16,802	4,619,710
		106,403,492
Total Common Stocks (Cost $185,390,001)		192,864,074
Description	Shares	Fair Value
Short-Term Investments | 1.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $2,439,941)	2,439,941	$2,439,941
Total Investments | 99.6% (Cost $187,829,942)		$195,304,015
Cash and Other Assets in Excess of Liabilities | 0.4%		769,354
Net Assets | 100.0%		$196,073,369

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 98.6%
Australia | 0.8%
Computershare Ltd.	47,498	$829,155
Canada | 3.0%
Dollarama, Inc.	16,691	1,709,765
Toromont Industries Ltd.	14,028	1,369,349
		3,079,114
China | 2.5%
NXP Semiconductors NV	6,101	1,464,301
Tencent Holdings Ltd.	20,123	1,126,745
		2,591,046
Denmark | 1.5%
Carlsberg AS, Class B	5,250	625,498
Zealand Pharma AS (*)	7,452	904,747
		1,530,245
Finland | 1.0%
Kone OYJ, Class B	16,559	990,583
France | 2.7%
Legrand SA	7,516	866,719
LVMH Moet Hennessy Louis Vuitton SE	1,552	1,191,958
Pernod Ricard SA	4,528	684,407
		2,743,084
Germany | 0.7%
Merck KGaA	4,343	764,683
Hong Kong | 1.9%
AIA Group Ltd.	90,783	802,776
Techtronic Industries Co. Ltd.	74,500	1,129,318
		1,932,094
India | 1.1%
HDFC Bank Ltd. ADR	17,817	1,114,632
Ireland | 2.9%
Accenture PLC, Class A	8,542	3,019,426
Japan | 4.6%
FANUC Corp.	30,400	888,490
Kadokawa Corp.	33,300	742,494
Nintendo Co. Ltd.	20,000	1,066,325
Sanrio Co. Ltd.	48,000	1,384,597
Shimano, Inc.	3,600	682,512
		4,764,418
Netherlands | 3.2%
ASM International NV	1,927	1,269,888
Description	Shares	Fair Value
Wolters Kluwer NV	12,106	$2,040,548
		3,310,436
Spain | 1.4%
Industria de Diseno Textil SA	23,827	1,410,245
Sweden | 1.7%
Assa Abloy AB, Class B	22,619	761,563
Hexagon AB, B Shares	95,931	1,035,319
		1,796,882
Switzerland | 3.4%
ABB Ltd.	36,606	2,121,922
Partners Group Holding AG	889	1,337,055
		3,458,977
Taiwan | 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,142	2,803,381
United Kingdom | 8.3%
AstraZeneca PLC	10,501	1,635,687
Coca-Cola Europacific Partners PLC	17,563	1,383,086
Diageo PLC	43,882	1,531,132
RELX PLC	43,865	2,060,950
Unilever PLC	30,560	1,979,126
		8,589,981
United States | 55.2%
Adobe, Inc. (*)	3,011	1,559,036
Alphabet, Inc., Class A	17,620	2,922,277
Amazon.com, Inc. (*)	20,350	3,791,815
Amphenol Corp., Class A	24,937	1,624,895
Aon PLC, Class A	5,720	1,979,063
Apple, Inc.	6,153	1,433,649
Avery Dennison Corp.	3,825	844,407
Bank of America Corp.	29,377	1,165,679
Booz Allen Hamilton Holding Corp.	12,662	2,060,867
BRP, Inc.	9,113	542,353
Charles Schwab Corp.	18,754	1,215,447
Coca-Cola Co.	24,690	1,774,223
Danaher Corp.	7,087	1,970,328
Intercontinental Exchange, Inc.	14,115	2,267,434
IQVIA Holdings, Inc. (*)	7,922	1,877,276
Marvell Technology, Inc.	9,230	665,668
McDonald’s Corp.	4,242	1,291,731
Microsoft Corp.	11,281	4,854,214
Motorola Solutions, Inc.	3,928	1,766,147
NIKE, Inc., Class B	8,628	762,715
Procter & Gamble Co.	9,202	1,593,786
PTC, Inc. (*)	7,914	1,429,743

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Rockwell Automation, Inc.	3,756	$1,008,336
S&P Global, Inc.	3,729	1,926,476
Salesforce, Inc.	8,469	2,318,050
Sysco Corp.	8,904	695,046
Texas Instruments, Inc.	7,950	1,642,232
Thermo Fisher Scientific, Inc.	3,609	2,232,419
TopBuild Corp. (*)	2,788	1,134,186
UnitedHealth Group, Inc.	2,377	1,389,784
Visa, Inc., A Shares	7,490	2,059,376
Warner Music Group Corp., Class A	14,675	459,328
Wells Fargo & Co.	23,110	1,305,484
Zoetis, Inc.	6,761	1,320,964
		56,884,434

Total Common Stocks (Cost $60,958,275)		101,612,816
Short-Term Investments | 1.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $1,157,841)	1,157,841	1,157,841
Total Investments | 99.7% (Cost $62,116,116)		$102,770,657
Cash and Other Assets in Excess of Liabilities | 0.3%		305,723
Net Assets | 100.0%		$103,076,380

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 91.5%
Australia | 7.1%
Atlas Arteria Ltd.	83,962,746	$283,763,891
Transurban Group	40,005,978	363,029,707
		646,793,598
Canada | 2.5%
Algonquin Power & Utilities Corp.	41,860,578	228,732,797
France | 5.2%
Eutelsat Communications SACA (*)	13,575,587	60,305,574
Vinci SA	3,563,433	416,921,784
		477,227,358
Germany | 0.2%
Fraport AG Frankfurt Airport Services Worldwide (*)	378,386	21,080,393
Hong Kong | 5.3%
CK Infrastructure Holdings Ltd.	31,617,972	215,308,382
Power Assets Holdings Ltd.	41,022,930	262,780,905
		478,089,287
Italy | 17.6%
Hera SpA	71,933,603	287,095,110
Italgas SpA	42,354,790	256,081,530
Snam SpA	121,226,042	617,142,479
Terna - Rete Elettrica Nazionale	48,796,199	439,580,994
		1,599,900,113
Luxembourg | 1.2%
SES SA	21,121,589	105,880,702
Portugal | 0.9%
REN - Redes Energeticas Nacionais SGPS SA	29,065,003	78,139,696
Spain | 2.5%
Aena SME SA	452,750	99,628,754
Atlantica Sustainable Infrastructure PLC	5,667,783	124,577,870
		224,206,624
Switzerland | 2.0%
Flughafen Zurich AG	776,766	186,927,668
United Kingdom | 20.3%
National Grid PLC	60,300,762	831,281,135
Pennon Group PLC	16,089,098	127,406,419
Severn Trent PLC	12,464,525	440,422,688
United Utilities Group PLC	31,594,701	442,213,539
		1,841,323,781
United States | 26.7%
American Electric Power Co., Inc.	2,668,825	273,821,445
Description	Shares	Fair Value
CSX Corp.	11,872,878	$409,970,477
Exelon Corp.	10,831,514	439,217,893
Ferrovial SE	18,500,635	796,361,834
Norfolk Southern Corp.	1,713,278	425,749,583
Pinnacle West Capital Corp.	889,530	78,803,463
		2,423,924,695
Total Common Stocks (Cost $7,213,203,366)		8,312,226,712
Short-Term Investments | 8.4%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $764,752,856)	764,752,856	764,752,856
Total Investments | 99.9% (Cost $7,977,956,222) (»)		$9,076,979,568
Cash and Other Assets in Excess of Liabilities | 0.1%		9,341,196
Net Assets | 100.0%		$9,086,320,764

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	88,027,151	USD	60,654,668	HSB	12/23/24	$252,454	$—
GBP	74,461,846	USD	99,752,812	SSB	12/23/24	—	220,229
USD	63,916,175	AUD	93,788,696	BNP	12/23/24	—	977,435
USD	114,632,206	AUD	168,234,120	CIT	12/23/24	—	1,771,154
USD	218,814,111	AUD	321,046,578	HSB	12/23/24	—	3,322,161
USD	175,345,846	AUD	257,241,133	MSC	12/23/24	—	2,642,615
USD	124,333,337	AUD	182,563,928	SSB	12/23/24	—	1,985,001
USD	5,863,764	CAD	7,936,858	BNP	12/23/24	—	17,225
USD	63,133,149	CAD	85,457,915	CIT	12/23/24	—	188,767
USD	58,398,806	CAD	79,046,375	HSB	12/23/24	—	172,340
USD	57,823,679	CAD	78,269,669	MSC	12/23/24	—	171,950
USD	35,463,999	CAD	48,004,530	SCB	12/23/24	—	106,011
USD	40,125,285	CHF	33,628,905	BNP	12/23/24	30,474	—
USD	81,190,164	CHF	68,043,447	SCB	12/23/24	63,849	—
USD	64,744,944	CHF	54,277,629	SSB	12/23/24	31,232	—
USD	347,770,322	EUR	311,045,214	BNP	12/23/24	376,366	—
USD	449,931,419	EUR	402,598,695	CAN	12/23/24	285,041	—
USD	424,625,782	EUR	379,821,981	CIT	12/23/24	417,806	—
USD	390,753,544	EUR	349,403,399	HSB	12/23/24	518,865	—
USD	383,623,936	EUR	343,204,717	MEL	12/23/24	312,317	—
USD	567,477,432	EUR	507,464,661	RBC	12/23/24	710,452	—
USD	168,371,089	EUR	150,831,633	SSB	12/23/24	—	86,728
USD	423,804,352	EUR	379,251,752	SSB	12/23/24	233,241	—
USD	188,174,830	GBP	141,628,060	CAN	12/23/24	—	1,138,319
USD	611,045,641	GBP	459,866,747	HSB	12/23/24	—	3,654,738
USD	360,446,061	GBP	271,126,642	MSC	12/23/24	—	1,966,857
USD	484,297,031	GBP	364,315,264	RBC	12/23/24	—	2,680,407
USD	295,114,953	GBP	222,226,789	SSB	12/23/24	—	1,933,903
USD	89,969,435	HKD	699,287,435	BNP	12/23/24	—	78,989
USD	88,303,951	HKD	686,311,550	HSB	12/23/24	—	73,546
USD	102,005,419	HKD	792,781,015	MSC	12/23/24	—	82,331
USD	103,042,262	HKD	800,854,768	SCB	12/23/24	—	85,158
USD	135,115,208	HKD	1,050,223,487	SSB	12/23/24	—	123,844
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$3,232,097	$23,479,708

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 97.3%
Australia | 4.7%
AGL Energy Ltd.	6,844	$55,947
Aristocrat Leisure Ltd.	6,092	246,370
Brambles Ltd.	17,348	228,666
Evolution Mining Ltd.	3,635	11,550
Inghams Group Ltd.	10,136	20,659
Northern Star Resources Ltd.	5,084	55,631
Perseus Mining Ltd.	22,760	40,530
Pro Medicus Ltd.	287	35,484
Qantas Airways Ltd. (*)	33,362	171,373
Ramelius Resources Ltd.	22,504	33,772
REA Group Ltd.	530	73,984
Westgold Resources Ltd.	63,180	115,757
		1,089,723
Belgium | 0.5%
Colruyt Group NV	1,336	62,193
Solvay SA	1,227	48,107
		110,300
Brazil | 0.5%
BB Seguridade Participacoes SA	16,100	104,916
Vale SA	1,400	16,321
		121,237
Burkina Faso | 0.2%
IAMGOLD Corp. (*)	9,345	48,990
Canada | 7.6%
Air Canada (*)	4,170	50,535
Brookfield Corp.	1,864	98,999
Centerra Gold, Inc.	7,345	52,734
CGI, Inc. (*)	631	72,606
CI Financial Corp.	4,412	60,058
Constellation Software, Inc.	77	250,508
Dollarama, Inc.	3,291	337,118
Fairfax Financial Holdings Ltd.	197	248,742
iA Financial Corp., Inc.	634	52,550
Kinross Gold Corp.	3,513	32,910
Loblaw Cos. Ltd.	183	24,367
Manulife Financial Corp.	5,072	149,897
Royal Bank of Canada	463	57,787
Shopify, Inc. Class A (*)	1,112	89,087
Suncor Energy, Inc.	2,847	105,085
Thomson Reuters Corp.	135	23,027
Torex Gold Resources, Inc. (*)	2,750	52,481
		1,758,491
Description	Shares	Fair Value
China | 9.5%
Alibaba Group Holding Ltd.	20,400	$271,150
Alibaba Group Holding Ltd. ADR	590	62,611
Bank of China Ltd., Class H	180,000	84,262
BYD Co. Ltd., Class H	2,000	71,832
BYD Electronic International Co. Ltd.	4,000	16,800
China Construction Bank Corp., Class H	65,000	48,727
China Merchants Bank Co. Ltd., Class H	3,500	17,029
Haidilao International Holding Ltd.	25,000	59,431
Hisense Home Appliances Group Co. Ltd., Class H	7,000	25,494
JD.com, Inc., Class A	7,150	143,040
KE Holdings, Inc. ADR	1,220	24,290
Kuaishou Technology (*)	11,800	81,548
Kunlun Energy Co. Ltd.	22,000	22,689
Meituan, Class B (*)	8,700	185,170
Midea Group Co. Ltd.	1,200	11,462
NetEase, Inc.	8,000	149,522
PDD Holdings, Inc., ADR (*)	867	116,880
PetroChina Co. Ltd., Class H	44,000	35,637
Ping An Insurance Group Co. of China Ltd., Class H	5,000	31,747
Qifu Technology, Inc. ADR	435	12,967
Sinopharm Group Co. Ltd., Class H	5,200	13,774
Sunny Optical Technology Group Co. Ltd.	2,000	14,725
Tencent Holdings Ltd.	6,300	352,755
Tencent Music Entertainment Group ADR	4,878	58,780
Vipshop Holdings Ltd. ADR	2,892	45,491
Xiaomi Corp., Class B (*)	47,400	134,715
Yangzijiang Shipbuilding Holdings Ltd.	48,200	91,838
		2,184,366
Denmark | 1.9%
Novo Nordisk AS, Class B	3,185	379,248
Pandora AS	429	70,685
		449,933
Egypt | 0.1%
Commercial International Bank - Egypt (CIB) GDR	13,281	22,551
France | 5.6%
BNP Paribas SA	4,277	293,506
Cie de Saint-Gobain SA	618	56,331
Gaztransport Et Technigaz SA	591	83,681
La Francaise des Jeux SAEM	2,661	109,519
Societe Generale SA	2,582	64,368
Teleperformance SE	245	25,412
TotalEnergies SE	4,856	314,743

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Unibail-Rodamco-Westfield REIT	271	$23,727
Vinci SA	2,776	324,792
		1,296,079
Germany | 3.2%
BASF SE	1,255	66,417
CTS Eventim AG & Co. KGaA	844	87,694
Deutsche Bank AG	10,778	185,788
Infineon Technologies AG	1,038	36,329
Knorr-Bremse AG	2,528	224,743
Siemens Energy AG (*)	1,719	63,317
Traton SE	592	19,385
TUI AG (*)	6,775	51,613
		735,286
Greece | 0.5%
Alpha Services & Holdings SA	24,658	42,857
National Bank of Greece SA	5,925	50,914
Piraeus Financial Holdings SA	7,252	30,879
		124,650
Hong Kong | 1.2%
AIA Group Ltd.	3,600	31,834
Henderson Land Development Co. Ltd.	20,000	62,800
Techtronic Industries Co. Ltd.	1,500	22,738
WH Group Ltd.	203,000	160,578
		277,950
India | 4.5%
Dr Reddy’s Laboratories Ltd. ADR	4,553	361,736
GAIL India Ltd. GDR	2,545	42,756
Infosys Ltd. ADR	7,246	161,368
Larsen & Toubro Ltd. GDR	683	30,325
Mahindra & Mahindra Ltd. GDR	1,123	41,102
Reliance Industries Ltd. GDR (#)	635	44,196
State Bank of India GDR	3,677	342,329
WNS Holdings Ltd. (*)	490	25,828
		1,049,640
Indonesia | 0.4%
Bank Mandiri Persero Tbk. PT ADR	3,495	63,609
Bank Rakyat Indonesia Persero Tbk. PT ADR	1,138	18,550
		82,159
Ireland | 0.6%
AerCap Holdings NV	1,153	109,212
AIB Group PLC	3,974	22,781
		131,993
Description	Shares	Fair Value
Israel | 1.0%
Nice Ltd. ADR (*)	844	$146,578
Wix.com Ltd. (*)	470	78,570
		225,148
Italy | 2.9%
Ferrari NV	731	342,411
Telecom Italia SpA (*)	119,503	33,232
UniCredit SpA	6,788	298,296
		673,939
Japan | 13.3%
Central Japan Railway Co.	900	20,827
Chugai Pharmaceutical Co. Ltd.	1,900	91,888
Daiichi Sankyo Co. Ltd.	3,500	115,067
Daiwa Securities Group, Inc.	16,200	115,281
Denso Corp.	17,200	256,022
East Japan Railway Co.	900	17,889
Glory Ltd.	2,500	44,651
Hachijuni Bank Ltd.	3,100	18,205
Hyakugo Bank Ltd.	5,200	19,804
Idemitsu Kosan Co. Ltd.	4,300	30,874
Japan Post Bank Co. Ltd.	3,600	33,638
Japan Post Holdings Co. Ltd.	43,700	417,042
Japan Tobacco, Inc.	10,200	297,975
KDDI Corp.	4,300	137,638
Kyoto Financial Group, Inc.	5,700	87,958
Lasertec Corp.	100	16,566
Leopalace21 Corp.	6,400	26,727
NGK Insulators Ltd.	6,800	88,912
NIDEC Corp.	11,000	231,235
Nippon Telegraph & Telephone Corp.	106,800	109,302
Oracle Corp. Japan	300	30,846
ORIX Corp.	4,300	99,832
Panasonic Holdings Corp.	30,300	263,173
SoftBank Corp.	54,000	70,512
Sony Group Corp.	3,000	58,264
Sumitomo Mitsui Financial Group, Inc.	5,800	123,482
Tokyo Electron Ltd.	200	35,514
Tokyo Kiraboshi Financial Group, Inc.	800	23,122
Tokyu Fudosan Holdings Corp.	4,500	31,054
Toyota Industries Corp.	300	23,159
Toyota Motor Corp.	7,300	130,750
		3,067,209
Malaysia | 0.2%
MISC Bhd.	31,200	59,089

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Mexico | 0.4%
Arca Continental SAB de CV	1,700	$15,895
Coca-Cola Femsa SAB de CV ADR	662	58,733
Vista Energy SAB de CV ADR (*)	240	10,603
		85,231
Netherlands | 3.4%
ASML Holding NV	497	414,324
EXOR NV	567	60,769
Wolters Kluwer NV	1,776	299,357
		774,450
Philippines | 0.3%
International Container Terminal Services, Inc.	9,710	70,040
Poland | 0.6%
KGHM Polska Miedz SA	2,456	101,677
ORLEN SA	2,179	31,649
		133,326
Saudi Arabia | 0.7%
Almarai Co. JSC	1,362	20,061
Electrical Industries Co.	35,847	68,402
Etihad Etisalat Co.	3,172	43,382
Riyadh Cables Group Co.	768	20,308
		152,153
Singapore | 0.3%
Oversea-Chinese Banking Corp. Ltd.	2,000	23,551
United Overseas Bank Ltd.	1,900	47,675
		71,226
South Africa | 0.9%
Harmony Gold Mining Co. Ltd. ADR	8,899	90,503
Momentum Group Ltd.	15,564	26,553
Sanlam Ltd.	2,491	12,696
Vodacom Group Ltd.	11,180	70,848
		200,600
South Korea | 3.2%
DB Insurance Co. Ltd.	639	55,018
Doosan Bobcat, Inc.	974	30,372
Hanmi Pharm Co. Ltd.	80	19,743
Hyundai Rotem Co. Ltd.	648	26,399
KB Financial Group, Inc.	521	32,358
Kia Corp.	2,860	219,259
LG Electronics, Inc.	264	21,152
LG H&H Co. Ltd.	66	19,071
Meritz Financial Group, Inc.	642	47,806
Samsung Electronics Co. Ltd.	4,875	231,052
Description	Shares	Fair Value
Samsung Life Insurance Co. Ltd.	256	$18,308
SK Hynix, Inc.	146	19,667
		740,205
Spain | 3.4%
Banco Bilbao Vizcaya Argentaria SA	10,170	110,089
Banco Santander SA	34,665	177,151
Iberdrola SA	32,768	506,972
		794,212
Sweden | 1.5%
Betsson AB, Class B	2,683	32,919
Boliden AB	1,030	34,943
Essity AB, Class B	1,135	35,422
Hemnet Group AB	1,177	43,464
SKF AB, B Shares	1,775	35,311
Volvo AB, B Shares	5,138	135,832
Volvo Car AB, Class B (*)	7,029	19,327
		337,218
Switzerland | 6.1%
ABB Ltd.	6,480	375,623
Givaudan SA	94	515,602
Logitech International SA	1,595	142,725
Novartis AG	2,859	329,116
UBS Group AG	1,498	46,251
		1,409,317
Taiwan | 5.4%
Accton Technology Corp.	2,000	33,728
Chicony Electronics Co. Ltd.	6,000	31,159
Delta Electronics, Inc.	17,000	205,333
Eva Airways Corp.	52,000	61,726
Hon Hai Precision Industry Co. Ltd.	17,000	101,606
International Games System Co. Ltd.	3,000	93,687
MediaTek, Inc.	6,000	224,062
Taiwan Semiconductor Manufacturing Co. Ltd.	16,000	488,475
		1,239,776
Thailand | 0.6%
Bangkok Dusit Medical Services PCL NVDR	124,600	116,171
PTT Exploration & Production PCL (‡)	4,400	17,913
		134,084
Turkey | 0.2%
Turk Hava Yollari AO (*)	3,191	26,628
Turkiye Garanti Bankasi AS	8,793	31,508
		58,136
United Arab Emirates | 0.5%
ADNOC Drilling Co. PJSC	17,807	22,929

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Emaar Properties PJSC	36,493	$86,609
		109,538
United Kingdom | 7.2%
AstraZeneca PLC ADR	1,706	132,915
Barclays PLC	54,426	163,795
BT Group PLC	23,612	46,784
Darktrace PLC (*)	4,353	33,560
Drax Group PLC	2,575	22,197
Global Ship Lease, Inc., Class A	996	26,543
HSBC Holdings PLC	6,461	57,952
Imperial Brands PLC	5,744	167,072
International Consolidated Airlines Group SA	47,952	131,789
Investec PLC	4,192	31,912
J Sainsbury PLC	5,389	21,318
Johnson Service Group PLC	23,955	49,902
Marks & Spencer Group PLC	12,575	62,761
NatWest Group PLC	63,981	295,599
RELX PLC	1,302	61,514
Rolls-Royce Holdings PLC (*)	13,411	94,713
Standard Chartered PLC	18,493	196,660
Unilever PLC	875	56,667
		1,653,653
United States | 4.2%
Experian PLC	1,966	103,573
GSK PLC	19,233	391,197
Roche Holding AG	989	316,593
Schneider Electric SE	120	31,748
Shell PLC	3,031	98,789
Spotify Technology SA (*)	63	23,217
		965,117
Total Common Stocks (Cost $19,616,840)		22,437,015
Preferred Stocks | 2.0%
Brazil | 1.0%
Cia Energetica de Minas Gerais	14,500	30,343
Petroleo Brasileiro SA	29,800	196,982
		227,325
Germany | 1.0%
Henkel AG & Co. KGaA	2,410	226,449
Total Preferred Stocks (Cost $448,282)		453,774
Description	Shares	Fair Value
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)	26	$0
Short-Term Investments | 1.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $260,826)	260,826	260,826
Total Investments | 100.4% (Cost $20,325,948)		$23,151,615
Liabilities in Excess of Cash and Other Assets | (0.4)%		(90,826)
Net Assets | 100.0%		$23,060,789

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 96.5%
Australia | 1.4%
Rio Tinto PLC	212,052	$15,028,306
Belgium | 1.2%
KBC Group NV	160,287	12,753,128
Canada | 3.7%
Gildan Activewear, Inc.	432,837	20,373,695
Suncor Energy, Inc.	525,276	19,388,353
		39,762,048
China | 3.6%
ESR Group Ltd.	3,527,000	5,646,488
Li Ning Co. Ltd.	3,661,000	9,080,468
Sungrow Power Supply Co. Ltd., Class A	595,840	8,446,549
Tencent Holdings Ltd.	264,600	14,815,718
		37,989,223
Finland | 2.2%
Fortum OYJ	712,615	11,744,984
Nordea Bank Abp	972,737	11,462,894
		23,207,878
France | 10.9%
Air Liquide SA	93,021	17,965,633
Bureau Veritas SA	565,327	18,762,397
Capgemini SE	92,815	20,105,333
Engie SA	956,243	16,518,886
Orange SA	1,413,414	16,183,818
Pernod Ricard SA	72,906	11,019,731
Thales SA	95,569	15,180,532
		115,736,330
Germany | 9.6%
Brenntag SE	143,633	10,708,433
Continental AG	206,581	13,364,520
Merck KGaA	99,762	17,565,343
MTU Aero Engines AG	42,602	13,278,309
Puma SE	189,928	7,926,971
Rheinmetall AG	16,598	8,972,509
SAP SE	35,791	8,130,326
Siemens AG	39,068	7,889,804
Siemens Healthineers AG	236,840	14,201,533
		102,037,748
Greece | 1.2%
National Bank of Greece SA	1,456,459	12,515,412
Hong Kong | 3.2%
AIA Group Ltd.	1,891,400	16,725,271
Description	Shares	Fair Value
Techtronic Industries Co. Ltd.	1,155,500	$17,515,793
		34,241,064
Israel | 0.9%
Wix.com Ltd. (*)	55,982	9,358,511
Italy | 3.1%
Ryanair Holdings PLC ADR	350,153	15,819,890
UniCredit SpA	390,797	17,173,444
		32,993,334
Japan | 21.5%
Asics Corp.	679,800	14,242,759
Bandai Namco Holdings, Inc.	378,700	8,657,564
FANUC Corp.	481,600	14,075,556
Hitachi Ltd.	403,000	10,646,736
Kokusai Electric Corp.	288,400	6,446,246
MatsukiyoCocokara & Co.	983,700	16,169,025
Mitsubishi Electric Corp.	807,900	13,019,965
Mitsui Fudosan Co. Ltd.	1,048,200	9,818,837
Mizuho Financial Group, Inc.	710,700	14,608,455
NEC Corp.	188,200	18,125,629
Nippon Sanso Holdings Corp.	424,500	15,491,076
Nitori Holdings Co. Ltd.	127,200	19,290,746
Otsuka Holdings Co. Ltd.	238,400	13,444,706
Renesas Electronics Corp.	466,603	6,808,751
Shimadzu Corp.	386,200	12,881,851
Suzuki Motor Corp.	1,259,500	14,059,186
Tokyo Electron Ltd.	75,100	13,335,628
Toyo Suisan Kaisha Ltd.	128,500	8,381,992
		229,504,708
Mexico | 0.9%
Arca Continental SAB de CV	997,612	9,327,596
Netherlands | 1.4%
ING Groep NV	837,014	15,223,868
Singapore | 1.3%
DBS Group Holdings Ltd.	454,412	13,495,830
South Korea | 0.9%
Samsung Electronics Co. Ltd.	213,249	10,107,011
Spain | 1.1%
Industria de Diseno Textil SA	201,373	11,918,630
Sweden | 1.0%
Sandvik AB	472,090	10,548,934
Switzerland | 2.9%
ABB Ltd.	333,599	19,337,570
Cie Financiere Richemont SA, Class A	75,113	11,908,587
		31,246,157

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	69,064	$11,994,345
United Kingdom | 14.2%
3i Group PLC	414,622	18,356,077
AstraZeneca PLC	76,217	11,871,931
Coca-Cola Europacific Partners PLC	130,730	10,284,242
Compass Group PLC	540,162	17,306,947
JD Sports Fashion PLC	4,428,559	9,154,234
London Stock Exchange Group PLC	102,500	14,014,928
RELX PLC	787,325	37,197,745
Rentokil Initial PLC	416,226	2,042,383
Unilever PLC	483,414	31,306,848
		151,535,335
United States | 9.2%
Aon PLC, Class A	44,005	15,225,290
BP PLC	1,977,678	10,431,804
Chubb Ltd.	33,822	9,753,927
CRH PLC	135,134	12,532,327
Experian PLC	253,213	13,339,771
ICON PLC (*)	54,468	15,649,201
Roche Holding AG	66,606	21,321,558
		98,253,878
Total Common Stocks (Cost $768,580,219)		1,028,779,274
Preferred Stocks | 2.5%
Brazil | 1.5%
Itau Unibanco Holding SA	2,464,800	16,337,891
Germany | 1.0%
Henkel AG & Co. KGaA	109,149	10,255,912
Total Preferred Stocks (Cost $21,394,874)		26,593,803
Short-Term Investments | 0.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $9,865,553)	9,865,553	9,865,553
Total Investments | 99.9% (Cost $799,840,646)		$1,065,238,630
Cash and Other Assets in Excess of Liabilities | 0.1%		1,317,382
Net Assets | 100.0%		$1,066,556,012

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 95.8%
Belgium | 1.4%
KBC Group NV	9,722	$773,524
Canada | 2.9%
Gildan Activewear, Inc.	12,616	593,837
Suncor Energy, Inc.	28,410	1,048,635
		1,642,472
China | 7.1%
Autohome, Inc. ADR	10,157	331,321
ESR Group Ltd.	177,600	284,326
Li Ning Co. Ltd.	196,000	486,144
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15,065	622,949
Sungrow Power Supply Co. Ltd., Class A	48,800	691,782
Tencent Holdings Ltd.	27,500	1,539,804
		3,956,326
Denmark | 2.6%
Novo Nordisk AS, Class B	12,142	1,445,788
Finland | 1.2%
Sampo OYJ, A Shares	14,351	670,150
France | 9.3%
Air Liquide SA	5,293	1,022,265
Bureau Veritas SA	31,543	1,046,867
Capgemini SE	4,310	933,620
Engie SA	47,685	823,748
Pernod Ricard SA	3,638	549,883
Thales SA	5,107	811,215
		5,187,598
Germany | 8.0%
adidas AG	3,457	915,074
Continental AG	4,901	317,065
Merck KGaA	3,553	625,585
MTU Aero Engines AG	2,669	831,881
SAP SE	2,802	636,506
Siemens AG	2,226	449,542
Siemens Healthineers AG	11,560	693,167
		4,468,820
Greece | 1.3%
Piraeus Financial Holdings SA	166,208	707,718
Hong Kong | 3.0%
AIA Group Ltd.	99,200	877,206
Techtronic Industries Co. Ltd.	51,500	780,669
		1,657,875
Description	Shares	Fair Value
India | 1.7%
ICICI Bank Ltd. ADR	30,973	$924,544
Indonesia | 2.0%
Bank Mandiri Persero Tbk PT	1,563,300	714,832
Telkom Indonesia Persero Tbk PT ADR	20,834	412,097
		1,126,929
Italy | 1.6%
Ryanair Holdings PLC ADR	19,610	885,980
Japan | 13.0%
FANUC Corp.	26,600	777,429
Hoya Corp.	5,700	789,286
Kokusai Electric Corp.	18,300	409,037
Mitsui Fudosan Co. Ltd.	56,900	533,001
Mizuho Financial Group, Inc.	31,000	637,206
Nitori Holdings Co. Ltd.	5,500	834,112
Nomura Research Institute Ltd.	23,900	883,721
Recruit Holdings Co. Ltd.	8,400	511,637
Renesas Electronics Corp.	25,400	370,641
Shin-Etsu Chemical Co. Ltd.	14,000	585,578
Suzuki Motor Corp.	38,700	431,989
Tokyo Electron Ltd.	2,800	497,201
		7,260,838
Mexico | 1.3%
Grupo Financiero Banorte SAB de CV, Class O	101,800	721,234
Netherlands | 5.8%
ASM International NV	645	425,053
ASML Holding NV	925	771,125
IMCD NV	4,530	787,571
ING Groep NV	30,411	553,125
Universal Music Group NV	27,014	707,338
		3,244,212
Singapore | 1.2%
DBS Group Holdings Ltd.	22,340	663,488
South Korea | 0.7%
Samsung Electronics Co. Ltd.	8,811	417,600
Sweden | 1.1%
Epiroc AB, Class A	28,518	616,455
Switzerland | 3.5%
ABB Ltd.	17,828	1,033,427
Cie Financiere Richemont SA, Class A	5,951	943,485
		1,976,912

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Taiwan | 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	70,000	$2,137,078
United Kingdom | 12.4%
3i Group PLC	9,170	405,973
Coca-Cola Europacific Partners PLC	7,103	558,777
Compass Group PLC	43,610	1,397,277
Diploma PLC	6,720	399,443
London Stock Exchange Group PLC	5,078	694,320
RELX PLC	31,633	1,494,524
Rentokil Initial PLC	43,383	212,876
Unilever PLC	27,054	1,752,071
		6,915,261
United States | 10.9%
Aon PLC, Class A	3,347	1,158,029
BP PLC	176,753	932,332
Chubb Ltd.	1,837	529,772
CRH PLC	6,119	567,476
Experian PLC	13,932	733,966
ICON PLC (*)	2,783	799,584
James Hardie Industries PLC CDI (*)	9,579	383,418
Roche Holding AG	3,096	991,075
		6,095,652
Total Common Stocks (Cost $42,414,204)		53,496,454
Preferred Stocks | 2.6%
Brazil | 1.6%
Itau Unibanco Holding SA	135,600	898,823
Germany | 1.0%
Henkel AG & Co. KGaA	5,830	547,801
Total Preferred Stocks (Cost $1,113,719)		1,446,624
Short-Term Investments | 0.5%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $287,368)	287,368	287,368
Total Investments | 98.9% (Cost $43,815,291)		$55,230,446
Cash and Other Assets in Excess of Liabilities | 1.1%		605,407
Net Assets | 100.0%		$55,835,853

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 96.4%
Australia | 1.5%
Computershare Ltd.	269,913	$4,711,772
Brazil | 1.3%
TOTVS SA	833,908	4,371,829
Canada | 4.6%
Dollarama, Inc.	82,110	8,411,046
Toromont Industries Ltd.	67,419	6,581,135
		14,992,181
China | 2.4%
Tencent Holdings Ltd.	137,700	7,710,220
Denmark | 1.8%
Coloplast AS, Class B	44,767	5,849,016
France | 7.3%
EssilorLuxottica SA	39,211	9,291,444
LVMH Moet Hennessy Louis Vuitton SE	11,876	9,120,938
Pernod Ricard SA	35,108	5,306,569
		23,718,951
Germany | 5.0%
SAP SE	44,193	10,038,935
Scout24 SE	72,044	6,196,731
		16,235,666
Hong Kong | 3.6%
AIA Group Ltd.	502,000	4,439,086
Hong Kong Exchanges & Clearing Ltd.	176,300	7,195,858
		11,634,944
India | 2.6%
HDFC Bank Ltd. ADR	132,320	8,277,939
Ireland | 2.9%
Accenture PLC, Class A	26,304	9,297,938
Israel | 2.7%
Check Point Software Technologies Ltd. (*)	45,339	8,741,813
Japan | 9.2%
Hoya Corp.	47,400	6,563,534
Keyence Corp.	13,300	6,366,068
M3, Inc.	431,400	4,334,289
Shimano, Inc.	16,600	3,147,137
SMS Co. Ltd.	349,200	5,260,231
Toei Animation Co. Ltd.	195,600	4,131,921
		29,803,180
Netherlands | 7.8%
ASML Holding NV	8,588	7,159,380
Description	Shares	Fair Value
IMCD NV	34,699	$6,032,654
Universal Music Group NV	212,969	5,576,407
Wolters Kluwer NV	37,548	6,328,969
		25,097,410
Norway | 1.6%
Gjensidige Forsikring ASA	275,925	5,162,363
South Africa | 3.1%
Clicks Group Ltd.	432,726	9,935,397
Spain | 3.1%
Industria de Diseno Textil SA	169,000	10,002,574
Sweden | 4.2%
Assa Abloy AB, Class B	251,420	8,465,107
Hexagon AB, B Shares	480,561	5,186,371
		13,651,478
Switzerland | 5.2%
Partners Group Holding AG	7,173	10,788,185
VAT Group AG	11,712	5,971,204
		16,759,389
Taiwan | 4.1%
Lotes Co. Ltd.	66,000	2,909,326
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	59,726	10,372,614
		13,281,940
United Kingdom | 16.0%
Diageo PLC	209,361	7,305,030
Diploma PLC	87,414	5,195,967
Halma PLC	304,526	10,633,367
London Stock Exchange Group PLC	74,919	10,243,750
RELX PLC	199,836	9,389,077
Unilever PLC	137,255	8,895,722
		51,662,913
United States | 6.4%
Aon PLC, Class A	25,930	8,971,521
BRP, Inc.	61,980	3,688,691
Experian PLC	153,724	8,098,490
		20,758,702
Total Common Stocks (Cost $266,250,429)		311,657,615
Preferred Stocks | 1.4%
Germany | 1.4%
Sartorius AG (Cost $5,904,675)	16,031	4,493,058

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio (concluded)
Short-Term Investments | 2.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $6,863,406)	6,863,406	$6,863,406
Total Investments | 99.9% (Cost $279,018,510)		$323,014,079
Cash and Other Assets in Excess of Liabilities | 0.1%		468,173
Net Assets | 100.0%		$323,482,252

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 98.2%
Australia | 5.5%
ALS Ltd.	11,895	$118,919
Amotiv Ltd.	14,963	108,014
AUB Group Ltd.	6,831	145,909
SmartGroup Corp. Ltd.	17,673	102,924
Telix Pharmaceuticals Ltd. (*)	8,282	119,235
		595,001
Austria | 1.3%
BAWAG Group AG	1,809	140,191
Canada | 2.6%
Descartes Systems Group, Inc. (*)	661	68,018
Toromont Industries Ltd.	1,092	106,596
Trisura Group Ltd. (*)	3,399	108,546
		283,160
Denmark | 1.5%
Zealand Pharma AS (*)	1,349	163,782
Finland | 1.3%
Kemira OYJ	5,497	137,271
France | 5.1%
Exosens SAS	4,794	107,844
Gaztransport Et Technigaz SA	1,170	165,662
Planisware SA	4,348	134,730
Virbac SACA	331	141,173
		549,409
Germany | 4.9%
Covestro AG (*)	1,456	90,709
CTS Eventim AG & Co. KGaA	801	83,226
Hensoldt AG	2,351	77,139
IONOS Group SE (*)	5,201	129,589
Sirius Real Estate Ltd. REIT	111,646	145,867
		526,530
Greece | 2.8%
Jumbo SA	5,396	154,362
National Bank of Greece SA	16,557	142,275
		296,637
Ireland | 0.9%
Glanbia PLC	5,698	100,354
Israel | 1.3%
Phoenix Financial Ltd.	12,382	139,749
Italy | 7.2%
BFF Bank SpA	13,890	152,355
Danieli & C Officine Meccaniche SpA	3,762	90,342
Description	Shares	Fair Value
Maire SpA	13,951	$115,395
RAI Way SpA	19,467	115,567
Sanlorenzo SpA	3,787	154,074
SOL SpA	3,798	151,070
		778,803
Japan | 30.5%
Ai Holdings Corp.	5,600	93,041
Asics Corp.	7,100	148,755
BayCurrent, Inc.	3,600	132,907
Bell System24 Holdings, Inc.	13,200	138,304
Hulic Co. Ltd.	18,800	190,805
Jeol Ltd.	3,300	128,495
Kokusai Electric Corp.	4,800	107,288
M&A Research Institute Holdings, Inc. (*)	7,000	146,524
MatsukiyoCocokara & Co.	5,300	87,116
MINEBEA MITSUMI, Inc.	7,100	140,080
Money Forward, Inc. (*)	3,700	151,355
Nihon Kohden Corp.	7,900	117,453
Nippon Gas Co. Ltd.	8,600	137,499
Nippon Sanso Holdings Corp.	5,600	204,358
Open Up Group, Inc.	10,800	154,365
SBI Sumishin Net Bank Ltd.	8,600	161,402
Shimadzu Corp.	3,800	126,750
Sumitomo Forestry Co. Ltd.	4,000	198,696
TechnoPro Holdings, Inc.	5,935	115,290
Timee, Inc.	13,800	127,144
Tokyo Century Corp.	11,500	128,993
Toyo Suisan Kaisha Ltd.	2,700	176,120
USS Co. Ltd.	17,600	166,499
		3,279,239
Jersey | 1.4%
JTC PLC	10,813	153,000
Mexico | 1.3%
Arca Continental SAB de CV	15,500	144,924
Netherlands | 3.2%
Arcadis NV	1,772	122,827
CTP NV	12,257	223,881
		346,708
Portugal | 1.7%
Banco Comercial Portugues SA, Class R	398,986	180,315
Spain | 2.7%
CIE Automotive SA	4,285	123,181
Merlin Properties Socimi SA REIT	12,991	164,245
		287,426

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
Sweden | 3.8%
Catena AB	3,590	$205,127
Munters Group AB	3,944	90,106
Swedish Orphan Biovitrum AB (*)	3,693	118,963
		414,196
Switzerland | 4.0%
Burckhardt Compression Holding AG	151	108,465
R&S Group Holding AG	5,961	136,035
Swissquote Group Holding SA	515	185,688
		430,188
Taiwan | 0.9%
Gold Circuit Electronics Ltd.	15,000	94,437
Turkey | 0.8%
BIM Birlesik Magazalar AS	5,678	82,474
United Kingdom | 13.5%
Allfunds Group PLC	11,327	69,668
Ashtead Technology Holdings PLC	9,684	73,546
Auto Trader Group PLC	11,705	135,880
Beazley PLC	18,662	190,214
ConvaTec Group PLC	36,713	111,639
Diploma PLC	2,054	122,092
Genuit Group. PLC	15,909	102,037
GlobalData PLC	46,848	129,684
Greggs PLC	2,998	125,301
IMI PLC	5,114	124,214
Volution Group PLC	18,109	148,491
Weir Group PLC	4,165	120,701
		1,453,467
Total Common Stocks (Cost $9,249,119)		10,577,261
Short-Term Investments | 1.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $130,401)	130,401	130,401
Total Investments | 99.4% (Cost $9,379,520)		$10,707,662
Cash and Other Assets in Excess of Liabilities | 0.6%		60,426
Net Assets | 100.0%		$10,768,088

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 97.8%
Belgium | 1.0%
KBC Group NV	467,663	$37,209,295
Canada | 2.7%
Canadian Pacific Kansas City Ltd.	805,055	68,853,349
Element Fleet Management Corp.	140,384	2,985,281
Suncor Energy, Inc.	717,088	26,468,286
		98,306,916
Denmark | 6.5%
Carlsberg AS, Class B	607,931	72,430,379
Novo Nordisk AS, Class B	1,382,371	164,603,434
		237,033,813
Finland | 2.0%
Sampo OYJ, A Shares	1,558,564	72,780,370
France | 3.7%
Airbus SE	349,263	51,141,460
Engie SA	3,079,328	53,194,710
Pernod Ricard SA	207,121	31,306,309
		135,642,479
Germany | 8.7%
Douglas AG	1,507,643	34,569,364
Gerresheimer AG	289,155	25,775,747
Infineon Technologies AG	1,358,003	47,528,962
Merck KGaA	436,423	76,842,080
MTU Aero Engines AG	212,744	66,308,639
Schott Pharma AG & Co. KGaA	771,316	26,322,077
Siemens AG	187,752	37,916,622
		315,263,491
Greece | 1.5%
Piraeus Financial Holdings SA	13,143,924	55,967,138
Hong Kong | 1.6%
Techtronic Industries Co. Ltd.	3,749,000	56,829,690
India | 1.1%
HDFC Bank Ltd.	1,897,114	39,267,836
Ireland | 1.0%
Accenture PLC, Class A	103,404	36,551,246
Israel | 4.5%
Bank Leumi Le-Israel BM	8,160,829	80,007,899
Phoenix Financial Ltd.	3,559,800	40,177,548
Wix.com Ltd. (*)	258,980	43,293,687
		163,479,134
Description	Shares	Fair Value
Italy | 4.6%
BFF Bank SpA	3,637,275	$39,896,091
Davide Campari-Milano NV	1,141,394	9,670,701
Ryanair Holdings PLC ADR	766,943	34,650,462
UniCredit SpA	1,925,322	84,607,635
		168,824,889
Japan | 16.2%
BayCurrent, Inc.	1,343,300	49,592,766
FANUC Corp.	878,300	25,669,769
Hoya Corp.	548,100	75,896,057
Keyence Corp.	125,000	59,831,469
Kobe Bussan Co. Ltd.	1,312,100	41,300,433
Koito Manufacturing Co. Ltd.	1,898,100	26,219,506
Mitsubishi Electric Corp.	1,999,300	32,220,345
Mizuho Financial Group, Inc.	702,300	14,435,793
OBIC Business Consultants Co. Ltd.	810,100	42,012,312
Renesas Electronics Corp.	3,030,300	44,218,657
Sanrio Co. Ltd.	1,802,000	51,980,089
Shimadzu Corp.	1,437,000	47,931,692
Suzuki Motor Corp.	3,158,988	35,262,247
Ulvac, Inc.	780,800	41,713,516
		588,284,651
Mexico | 1.5%
Arca Continental SAB de CV	5,998,100	56,081,778
Netherlands | 3.6%
ASML Holding NV	158,387	132,039,202
Portugal | 2.2%
Banco Comercial Portugues SA, Class R	77,839,480	35,178,237
EDP - Energias de Portugal SA	9,892,775	45,193,060
		80,371,297
South Korea | 1.1%
Samsung Electronics Co. Ltd.	846,604	40,125,094
Sweden | 1.0%
Hexagon AB, B Shares	3,213,348	34,679,498
Switzerland | 2.7%
ABB Ltd.	1,373,623	79,624,134
Comet Holding AG	49,047	19,371,525
		98,995,659
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,166,000	35,597,607
United Kingdom | 16.4%
Allfunds Group PLC	4,047,769	24,896,407
Ashtead Group PLC	606,369	47,067,085

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Coca-Cola Europacific Partners PLC	1,094,650	$86,113,708
Compass Group PLC	2,456,715	78,713,862
Informa PLC	6,427,633	70,608,026
London Stock Exchange Group PLC	548,887	75,049,869
RELX PLC	2,480,457	117,191,005
Weir Group PLC	1,953,438	56,610,467
WPP PLC	3,748,802	38,311,496
		594,561,925
United States | 13.2%
Aon PLC, Class A	276,787	95,765,534
CRH PLC	672,285	62,347,711
Experian PLC	1,125,890	59,314,153
ICON PLC (*)	390,188	112,104,914
James Hardie Industries PLC CDI (*)	1,059,036	42,389,988
Medtronic PLC	596,866	53,735,846
Sanofi SA	473,572	54,562,211
		480,220,357
Total Common Stocks (Cost $2,714,130,515)		3,558,113,365
Short-Term Investments | 0.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $32,036,519)	32,036,519	32,036,519
Total Investments | 98.7% (Cost $2,746,167,034)		$3,590,149,884
Cash and Other Assets in Excess of Liabilities | 1.3%		46,390,890
Net Assets | 100.0%		$3,636,540,774

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 98.4%
Aerospace & Defense | 1.9%
Boeing Co. (*)	10,220	$1,553,849
Automobiles | 5.3%
Thor Industries, Inc.	40,414	4,441,095
Broadline Retail | 8.6%
Amazon.com, Inc. (*)	38,694	7,209,853
Capital Markets | 12.7%
Charles Schwab Corp.	64,023	4,149,331
Intercontinental Exchange, Inc.	25,635	4,118,006
S&P Global, Inc.	4,732	2,444,646
		10,711,983
Commercial Services & Supplies | 2.3%
Waste Management, Inc.	9,215	1,913,034
Electrical Equipment | 4.1%
Rockwell Automation, Inc.	12,766	3,427,160
Electronic Equipment, Instruments & Components | 3.1%
Coherent Corp. (*)	29,685	2,639,293
Financial Services | 4.3%
Corpay, Inc. (*)	11,407	3,567,653
Ground Transportation | 2.6%
Old Dominion Freight Line, Inc.	10,930	2,171,135
Health Care Equipment & Supplies | 6.0%
Lantheus Holdings, Inc. (*)	46,174	5,067,597
Health Care Technology | 3.3%
Evolent Health, Inc., Class A (*)	99,343	2,809,420
Hotels, Restaurants & Leisure | 2.6%
McDonald’s Corp.	7,261	2,211,047
IT Services | 5.5%
DigitalOcean Holdings, Inc. (*)	114,389	4,620,172
Life Sciences Tools & Services | 3.4%
Avantor, Inc. (*)	111,251	2,878,063
Pharmaceuticals | 3.1%
Zoetis, Inc.	13,426	2,623,172
Semiconductors & Semiconductor Equipment | 22.6%
Broadcom, Inc.	32,271	5,566,748
Marvell Technology, Inc.	162,945	11,751,593
Onto Innovation, Inc. (*)	8,075	1,676,047
		18,994,388
Specialized REITs | 7.0%
Crown Castle, Inc.	27,747	3,291,627
Description	Shares	Fair Value
Public Storage	7,137	$2,596,940
		5,888,567
Total Common Stocks (Cost $72,077,256)		82,727,481
Short-Term Investments | 2.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $1,803,115)	1,803,115	1,803,115
Total Investments | 100.5% (Cost $73,880,371)		$84,530,596
Liabilities in Excess of Cash and Other Assets | (0.5)%		(413,670)
Net Assets | 100.0%		$84,116,926

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 98.6%
Banks | 3.2%
Bank of America Corp.	74,596	2,959,969
Broadline Retail | 6.8%
Amazon.com, Inc. (*)	34,326	6,395,964
Capital Markets | 10.6%
Blackstone, Inc.	11,054	1,692,699
Goldman Sachs Group, Inc.	7,727	3,825,715
Intercontinental Exchange, Inc.	27,491	4,416,154
		9,934,568
Commercial Services & Supplies | 3.0%
Waste Management, Inc.	13,522	2,807,167
Consumer Staples Distribution & Retail | 1.8%
Sysco Corp.	21,249	1,658,697
Electrical Equipment | 1.5%
Rockwell Automation, Inc.	5,255	1,410,757
Financial Services | 4.0%
Visa, Inc., A Shares	13,522	3,717,874
Ground Transportation | 3.1%
Norfolk Southern Corp.	11,739	2,917,142
Health Care Equipment & Supplies | 1.9%
Medtronic PLC	20,209	1,819,416
Health Care Providers & Services | 4.4%
UnitedHealth Group, Inc.	7,036	4,113,808
Hotels, Restaurants & Leisure | 3.3%
McDonald’s Corp.	9,983	3,039,923
Industrial REITs | 2.3%
Prologis, Inc.	17,012	2,148,275
Insurance | 3.8%
Marsh & McLennan Cos., Inc.	15,751	3,513,891
Interactive Media & Services | 4.8%
Alphabet, Inc., Class A	26,823	4,448,595
IT Services | 2.9%
Accenture PLC, Class A	7,797	2,756,084
Life Sciences Tools & Services | 6.4%
Danaher Corp.	14,711	4,089,952
IQVIA Holdings, Inc. (*)	8,024	1,901,448
		5,991,400
Machinery | 2.2%
Nordson Corp.	7,817	2,052,979
Oil, Gas & Consumable Fuels | 2.7%
ConocoPhillips	24,073	2,534,405
Description	Shares	Fair Value
Personal Care Products | 1.0%
Estee Lauder Cos., Inc., Class A	9,510	$948,052
Pharmaceuticals | 2.6%
Johnson & Johnson	15,157	2,456,343
Real Estate Management & Development | 2.1%
CBRE Group, Inc., Class A (*)	15,723	1,957,199
Semiconductors & Semiconductor Equipment | 8.3%
Analog Devices, Inc.	13,820	3,180,949
Applied Materials, Inc.	12,631	2,552,094
Broadcom, Inc.	11,854	2,044,815
		7,777,858
Software | 10.2%
Microsoft Corp.	22,290	9,591,387
Technology Hardware, Storage & Peripherals | 5.7%
Apple, Inc.	23,076	5,376,708
Total Common Stocks (Cost $58,775,734)		92,328,461
Short-Term Investments | 1.5%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $1,451,363)	1,451,363	1,451,363
Total Investments | 100.1% (Cost $60,227,097)		$93,779,824
Liabilities in Excess of Cash and Other Assets | (0.1)%		(93,176)
Net Assets | 100.0%		$93,686,648

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio
Common Stocks | 97.9%
Automobile Components | 1.3%
Gentherm, Inc. (*)	11,079	$515,727
Automobiles | 1.4%
Thor Industries, Inc.	5,351	588,021
Banks | 6.4%
BankUnited, Inc.	22,113	805,798
Commerce Bancshares, Inc.	8,463	502,702
Home BancShares, Inc.	23,713	642,385
Wintrust Financial Corp.	6,094	661,382
		2,612,267
Biotechnology | 4.4%
Arcutis Biotherapeutics, Inc. (*)	55,442	515,611
Avid Bioservices, Inc. (*)	46,425	528,316
Halozyme Therapeutics, Inc. (*)	6,291	360,097
United Therapeutics Corp. (*)	1,115	399,560
		1,803,584
Building Products | 0.9%
Hayward Holdings, Inc. (*)	24,995	383,423
Capital Markets | 6.5%
DigitalBridge Group, Inc.	46,321	654,516
Evercore, Inc., Class A	1,844	467,159
StepStone Group, Inc., Class A	14,991	851,938
Stifel Financial Corp.	7,512	705,377
		2,678,990
Chemicals | 1.1%
Ingevity Corp. (*)	11,192	436,488
Commercial Services & Supplies | 1.2%
Casella Waste Systems, Inc., Class A (*)	4,940	491,481
Construction Materials | 1.3%
Eagle Materials, Inc.	1,873	538,768
Consumer Staples Distribution & Retail | 3.4%
BJ’s Wholesale Club Holdings, Inc. (*)	6,812	561,854
Chefs’ Warehouse Inc. (*)	19,913	836,545
		1,398,399
Containers & Packaging | 1.1%
Graphic Packaging Holding Co.	14,962	442,726
Electrical Equipment | 2.2%
EnerSys	4,881	498,106
Generac Holdings, Inc. (*)	2,494	396,247
		894,353
Description	Shares	Fair Value
Electronic Equipment, Instruments & Components | 3.9%
Cognex Corp.	13,532	$548,046
Coherent Corp. (*)	6,577	584,761
Mirion Technologies, Inc. (*)	41,966	464,564
		1,597,371
Energy Equipment & Services | 2.9%
Atlas Energy Solutions, Inc.	20,521	447,358
Cactus, Inc., Class A	7,284	434,636
Liberty Energy, Inc.	16,462	314,260
		1,196,254
Entertainment | 1.5%
Roku, Inc. (*)	8,258	616,542
Ground Transportation | 0.9%
Landstar System, Inc.	1,931	364,708
Health Care Equipment & Supplies | 5.7%
Enovis Corp. (*)	14,486	623,622
Inspire Medical Systems, Inc. (*)	2,651	559,494
Lantheus Holdings, Inc. (*)	6,813	747,727
RxSight, Inc. (*)	8,117	401,223
		2,332,066
Health Care Providers & Services | 1.0%
Hims & Hers Health, Inc. (*)	22,983	423,347
Health Care Technology | 2.4%
Evolent Health, Inc., Class A (*)	19,691	556,862
Schrodinger, Inc. (*)	22,695	420,992
		977,854
Hotels, Restaurants & Leisure | 3.1%
Dave & Buster’s Entertainment, Inc. (*)	11,300	384,765
Kura Sushi USA, Inc., Class A (*)	5,141	414,159
Wyndham Hotels & Resorts, Inc.	6,011	469,700
		1,268,624
Insurance | 5.5%
Abacus Life, Inc. (*)	37,906	383,609
First American Financial Corp.	12,072	796,872
Hanover Insurance Group, Inc.	2,764	409,376
Reinsurance Group of America, Inc.	2,939	640,320
		2,230,177
Interactive Media & Services | 4.2%
Cars.com, Inc. (*)	34,930	585,427
MediaAlpha, Inc., Class A (*)	39,894	722,480
Ziff Davis, Inc. (*)	8,274	402,613
		1,710,520

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio (concluded)
IT Services | 2.1%
DigitalOcean Holdings, Inc. (*)	20,976	$847,221
Life Sciences Tools & Services | 1.3%
Maravai LifeSciences Holdings, Inc., Class A (*)	64,337	534,640
Machinery | 6.7%
Columbus McKinnon Corp.	16,162	581,832
Gates Industrial Corp. PLC (*)	30,414	533,766
Middleby Corp. (*)	5,095	708,867
Nordson Corp.	1,971	517,644
REV Group, Inc.	14,510	407,150
		2,749,259
Oil, Gas & Consumable Fuels | 2.5%
Antero Resources Corp. (*)	21,405	613,253
Magnolia Oil & Gas Corp., Class A	16,609	405,592
		1,018,845
Pharmaceuticals | 2.3%
Axsome Therapeutics, Inc. (*)	6,313	567,349
Guardian Pharmacy Services, Inc., Class A	21,136	355,085
		922,434
Professional Services | 1.3%
Verra Mobility Corp. (*)	18,886	525,220
Retail REITs | 1.5%
Brixmor Property Group, Inc.	21,446	597,486
Semiconductors & Semiconductor Equipment | 5.5%
Allegro MicroSystems, Inc. (*)	24,014	559,526
Credo Technology Group Holding Ltd. (*)	14,763	454,701
MKS Instruments, Inc.	5,078	552,029
Onto Innovation, Inc. (*)	3,238	672,079
		2,238,335
Software | 3.3%
CyberArk Software Ltd. (*)	1,223	356,639
Dynatrace, Inc. (*)	8,014	428,508
Zeta Global Holdings Corp., Class A (*)	18,702	557,881
		1,343,028
Specialized REITs | 1.3%
CubeSmart	9,957	535,985
Specialty Retail | 3.8%
Chewy, Inc., Class A (*)	16,379	479,741
RH (*)	1,537	514,019
Warby Parker, Inc., Class A (*)	33,274	543,364
		1,537,124
Description	Shares	Fair Value
Textiles, Apparel & Luxury Goods | 1.8%
Crocs, Inc. (*)	5,207	$754,026
Trading Companies & Distributors | 2.2%
Beacon Roofing Supply, Inc. (*)	5,865	506,912
Hudson Technologies, Inc. (*)	48,881	407,668
		914,580
Total Common Stocks (Cost $32,247,029)		40,019,873
Total Investments | 97.9% (Cost $32,247,029)		$40,019,873
Cash and Other Assets in Excess of Liabilities | 2.1%		838,430
Net Assets | 100.0%		$40,858,303

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio
Common Stocks | 96.6%
Banks | 2.5%
Commerce Bancshares, Inc.	5,543	$329,254
Building Products | 2.6%
Carlisle Cos., Inc.	227	102,093
Trane Technologies PLC	637	247,621
		349,714
Capital Markets | 5.4%
Charles Schwab Corp.	4,866	315,366
Intercontinental Exchange, Inc.	2,566	412,202
		727,568
Chemicals | 2.2%
Linde PLC	291	138,766
Sherwin-Williams Co.	411	156,867
		295,633
Commercial Services & Supplies | 2.8%
MSA Safety, Inc.	493	87,429
Waste Management, Inc.	1,376	285,657
		373,086
Consumer Finance | 1.7%
American Express Co.	839	227,537
Consumer Staples Distribution & Retail | 1.1%
Sysco Corp.	1,888	147,377
Containers & Packaging | 1.1%
Avery Dennison Corp.	675	149,013
Electrical Equipment | 2.3%
Rockwell Automation, Inc.	1,130	303,360
Electronic Equipment, Instruments & Components | 1.4%
Amphenol Corp., Class A	2,873	187,205
Financial Services | 3.7%
Visa, Inc., A Shares	1,787	491,336
Ground Transportation | 1.4%
Norfolk Southern Corp.	771	191,594
Health Care Equipment & Supplies | 3.6%
Boston Scientific Corp. (*)	3,900	326,820
Medtronic PLC	1,642	147,829
		474,649
Health Care Providers & Services | 5.2%
Humana, Inc.	370	117,194
UnitedHealth Group, Inc.	986	576,494
		693,688
Description	Shares	Fair Value
Household Products | 2.7%
Procter & Gamble Co.	2,074	$359,217
Industrial REITs | 2.6%
Prologis, Inc.	2,772	350,048
IT Services | 3.4%
Accenture PLC, Class A	1,273	449,980
Life Sciences Tools & Services | 9.0%
Agilent Technologies, Inc.	1,498	222,423
Danaher Corp.	1,417	393,954
IQVIA Holdings, Inc. (*)	944	223,700
Thermo Fisher Scientific, Inc.	595	368,049
		1,208,126
Machinery | 5.2%
Deere & Co.	514	214,508
Nordson Corp.	839	220,346
Watts Water Technologies, Inc., Class A	575	119,134
Xylem, Inc.	1,067	144,077
		698,065
Personal Care Products | 0.8%
Estee Lauder Cos., Inc., Class A	1,044	104,076
Pharmaceuticals | 3.4%
Johnson & Johnson	1,109	179,725
Zoetis, Inc.	1,437	280,761
		460,486
Semiconductors & Semiconductor Equipment | 8.1%
Analog Devices, Inc.	1,992	458,499
Applied Materials, Inc.	853	172,349
Broadcom, Inc.	1,570	270,825
Marvell Technology, Inc.	2,554	184,194
		1,085,867
Software | 14.9%
Adobe, Inc. (*)	411	212,808
Cadence Design Systems, Inc. (*)	609	165,057
CyberArk Software Ltd. (*)	370	107,896
Microsoft Corp.	3,158	1,358,887
Salesforce, Inc.	528	144,519
		1,989,167
Specialty Retail | 3.2%
Home Depot, Inc.	1,067	432,348
Technology Hardware, Storage & Peripherals | 5.5%
Apple, Inc.	3,167	737,911
Textiles, Apparel & Luxury Goods | 0.8%
NIKE, Inc., Class B	1,231	108,820

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio (concluded)
Total Common Stocks (Cost $8,790,339)		$12,925,125
Short-Term Investments | 3.8%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $508,107)	508,107	508,107
Total Investments | 100.4% (Cost $9,298,446)		$13,433,232
Liabilities in Excess of Cash and Other Assets | (0.4)%		(53,302)
Net Assets | 100.0%		$13,379,930

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio
Closed-End Management Investment Companies | 0.4%
BlackRock Credit Allocation Income Trust	9,363	$105,615
Kayne Anderson Energy Infrastructure Fund	12,208	134,288
Total Closed-End Management Investment Companies (Cost $213,762)		239,903
Common Stocks | 97.8%
Aerospace & Defense | 0.1%
AAR Corp. (*)	799	52,223
Automobile Components | 1.6%
Autoliv, Inc.	332	30,999
BorgWarner, Inc.	2,707	98,237
Cooper-Standard Holdings, Inc. (*)	4,190	58,115
Gentherm, Inc. (*)	3,285	152,917
LCI Industries	1,489	179,484
Lear Corp.	998	108,932
Standard Motor Products, Inc.	3,157	104,812
Visteon Corp. (*)	1,469	139,908
		873,404
Automobiles | 0.3%
Harley-Davidson, Inc.	4,807	185,214
Banks | 2.0%
Amalgamated Financial Corp.	6,098	191,294
Cadence Bank	3,399	108,258
Capital City Bank Group, Inc.	640	22,586
Central Pacific Financial Corp.	3,076	90,773
Financial Institutions, Inc.	3,680	93,730
First Business Financial Services, Inc.	243	11,078
Metrocity Bankshares, Inc.	860	26,333
Northeast Community Bancorp, Inc.	1,816	48,033
Northrim BanCorp, Inc.	485	34,542
OFG Bancorp	2,429	109,111
Orange County Bancorp, Inc.	1,165	70,273
Republic Bancorp, Inc., Class A	517	33,760
Sierra Bancorp	704	20,331
UMB Financial Corp.	1,230	129,285
Zions Bancorp NA	2,372	112,006
		1,101,393
Beverages | 0.3%
Coca-Cola Consolidated, Inc.	127	167,183
Biotechnology | 4.9%
ACADIA Pharmaceuticals, Inc. (*)	11,164	171,702
ADMA Biologics, Inc. (*)	28,427	568,256
Alkermes PLC (*)	856	23,959
Description	Shares	Fair Value
Apellis Pharmaceuticals, Inc. (*)	3,170	$91,423
Biohaven Ltd. (*)	314	15,691
Blueprint Medicines Corp. (*)	1,148	106,190
Catalyst Pharmaceuticals, Inc. (*)	1,996	39,680
Emergent BioSolutions, Inc. (*)	5,750	48,012
Entrada Therapeutics, Inc. (*)	5,793	92,572
Exelixis, Inc. (*)	3,622	93,991
Halozyme Therapeutics, Inc. (*)	4,516	258,496
iTeos Therapeutics, Inc. (*)	7,855	80,200
MiMedx Group, Inc. (*)	4,592	27,139
Myriad Genetics, Inc. (*)	5,122	140,292
Neurocrine Biosciences, Inc. (*)	654	75,354
Organogenesis Holdings, Inc. (*)	11,846	33,880
Prothena Corp. PLC (*)	5,548	92,818
Rigel Pharmaceuticals, Inc. (*)	2,480	40,126
Ultragenyx Pharmaceutical, Inc. (*)	2,488	138,208
United Therapeutics Corp. (*)	735	263,387
Vanda Pharmaceuticals, Inc. (*)	19,581	91,835
Veracyte, Inc. (*)	6,718	228,681
		2,721,892
Broadline Retail | 0.4%
Dillard’s, Inc., Class A	287	110,119
Macy’s, Inc.	7,875	123,559
		233,678
Building Products | 1.5%
American Woodmark Corp. (*)	291	27,194
AZEK Co., Inc. (*)	2,751	128,747
Builders FirstSource, Inc. (*)	2,383	461,968
Owens Corning	220	38,835
Resideo Technologies, Inc. (*)	8,067	162,469
		819,213
Capital Markets | 2.0%
Affiliated Managers Group, Inc.	931	165,532
Bain Capital Specialty Finance, Inc.	6,023	99,982
Barings BDC, Inc.	10,672	104,585
Carlyle Secured Lending, Inc.	10,502	178,219
CION Investment Corp.	9,131	108,659
Donnelley Financial Solutions, Inc. (*)	1,532	100,851
Golub Capital BDC, Inc.	6,309	95,329
Houlihan Lokey, Inc.	739	116,777
SEI Investments Co.	1,384	95,759
SLR Investment Corp.	2,915	43,871
		1,109,564
Chemicals | 2.0%
AdvanSix, Inc.	6,613	200,903

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Avient Corp.	3,295	$165,804
Axalta Coating Systems Ltd. (*)	3,357	121,490
Balchem Corp.	353	62,128
Bioceres Crop Solutions Corp. (*)	5,492	43,222
Cabot Corp.	1,904	212,810
ICL Group Ltd.	13,394	56,925
Minerals Technologies, Inc.	2,590	200,026
Rayonier Advanced Materials, Inc. (*)	8,230	70,449
Valhi, Inc.	282	9,410
		1,143,167
Commercial Services & Supplies | 3.4%
ABM Industries, Inc.	2,383	125,727
BrightView Holdings, Inc. (*)	18,933	298,006
Civeo Corp.	6,156	168,674
Deluxe Corp.	2,612	50,908
Ennis, Inc.	1,143	27,798
Healthcare Services Group, Inc. (*)	9,517	106,305
HNI Corp.	2,907	156,513
Interface, Inc.	6,822	129,413
Liquidity Services, Inc. (*)	7,533	171,752
OPENLANE, Inc. (*)	10,366	174,978
Steelcase, Inc.,Class A	16,539	223,111
UniFirst Corp.	663	131,705
Viad Corp. (*)	1,749	62,667
Virco Mfg. Corp.	5,274	72,834
		1,900,391
Communications Equipment | 2.0%
Aviat Networks, Inc. (*)	5,564	120,349
Ceragon Networks Ltd. (*)	61,671	168,979
CommScope Holding Co., Inc. (*)	66,242	404,739
Gilat Satellite Networks Ltd. (*)	15,938	83,993
Ituran Location & Control Ltd.	4,323	114,732
NETGEAR, Inc. (*)	10,884	218,333
		1,111,125
Construction & Engineering | 2.2%
Argan, Inc.	901	91,388
IES Holdings, Inc. (*)	2,479	494,858
Limbach Holdings, Inc. (*)	5,230	396,225
Stantec, Inc.	2,617	210,433
WillScot Holdings Corp. (*)	1,543	58,017
		1,250,921
Construction Materials | 0.5%
U.S. Lime & Minerals, Inc.	2,666	260,361
Description	Shares	Fair Value
Consumer Finance | 0.7%
Bread Financial Holdings, Inc.	2,499	$118,902
Enova International, Inc. (*)	2,255	188,947
FirstCash Holdings, Inc.	786	90,233
		398,082
Consumer Staples Distribution & Retail | 0.6%
Andersons, Inc.	2,126	106,597
PriceSmart, Inc.	1,605	147,307
SpartanNash Co.	4,714	105,641
		359,545
Containers & Packaging | 0.4%
Ardagh Metal Packaging SA	25,952	97,839
Graphic Packaging Holding Co.	2,017	59,683
Pactiv Evergreen, Inc.	4,315	49,666
		207,188
Distributors | 0.2%
Weyco Group, Inc.	2,944	100,214
Diversified Consumer Services | 2.7%
Adtalem Global Education, Inc. (*)	2,950	222,666
Afya Ltd., Class A (*)	11,118	189,784
American Public Education, Inc. (*)	9,090	134,077
Frontdoor, Inc. (*)	4,040	193,880
Graham Holdings Co., Class B	144	118,328
Grand Canyon Education, Inc. (*)	1,342	190,363
Laureate Education, Inc.	10,587	175,850
Perdoceo Education Corp.	6,163	137,065
Strategic Education, Inc.	1,658	153,448
		1,515,461
Diversified REITs | 0.4%
Broadstone Net Lease, Inc.	6,005	113,795
Essential Properties Realty Trust, Inc.	3,540	120,891
		234,686
Diversified Telecommunication Services | 0.5%
Bandwidth, Inc., Class A (*)	7,004	122,640
Iridium Communications, Inc.	4,478	136,355
		258,995
Electrical Equipment | 1.8%
Acuity Brands, Inc.	871	239,865
Allient, Inc.	4,767	90,525
EnerSys	1,048	106,948
Generac Holdings, Inc. (*)	1,078	171,273
nVent Electric PLC	3,344	234,950
Powell Industries, Inc.	477	105,889

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Thermon Group Holdings, Inc. (*)	2,438	$72,750
		1,022,200
Electronic Equipment, Instruments & Components | 4.8%
Advanced Energy Industries, Inc.	488	51,357
Arrow Electronics, Inc. (*)	915	121,539
Bel Fuse, Inc. Class B	877	68,853
Benchmark Electronics, Inc.	3,592	159,197
Celestica, Inc. (*)	8,471	433,038
Climb Global Solutions, Inc.	505	50,268
Coherent Corp. (*)	1,614	143,501
CTS Corp.	2,481	120,031
Daktronics, Inc. (*)	16,927	218,528
ePlus, Inc. (*)	2,033	199,925
Insight Enterprises, Inc. (*)	541	116,526
Itron, Inc. (*)	1,307	139,601
Knowles Corp. (*)	12,545	226,186
Littelfuse, Inc.	472	125,198
nLight, Inc. (*)	7,477	79,929
OSI Systems, Inc. (*)	1,070	162,458
PC Connection, Inc.	2,358	177,864
ScanSource, Inc. (*)	1,677	80,546
		2,674,545
Energy Equipment & Services | 0.4%
ChampionX Corp.	3,490	105,224
North American Construction Group Ltd.	2,363	44,188
NOV, Inc.	6,031	96,315
		245,727
Entertainment | 0.5%
Cinemark Holdings, Inc. (*)	5,273	146,800
IMAX Corp. (*)	5,641	115,697
		262,497
Financial Services | 1.4%
Enact Holdings, Inc.	3,087	112,151
Euronet Worldwide, Inc. (*)	905	89,803
Merchants Bancorp	2,070	93,067
MGIC Investment Corp.	4,670	119,552
NMI Holdings, Inc. (*)	5,736	236,266
Paysign, Inc. (*)	15,693	57,593
WEX, Inc. (*)	450	94,379
		802,811
Food Products | 0.6%
Lifeway Foods, Inc. (*)	6,076	157,490
Limoneira Co.	910	24,115
Mission Produce, Inc. (*)	4,802	61,562
Description	Shares	Fair Value
Simply Good Foods Co. (*)	3,550	$123,433
		366,600
Ground Transportation | 0.6%
Covenant Logistics Group, Inc.	3,058	161,585
Knight-Swift Transportation Holdings, Inc.	1,995	107,630
XPO, Inc. (*)	535	57,518
		326,733
Health Care Equipment & Supplies | 3.9%
Artivion, Inc. (*)	1,573	41,873
Cerus Corp. (*)	61,821	107,569
CONMED Corp.	1,204	86,592
DENTSPLY SIRONA, Inc.	3,693	99,933
Glaukos Corp. (*)	539	70,221
Haemonetics Corp. (*)	1,884	151,436
iRadimed Corp.	4,257	214,084
Lantheus Holdings, Inc. (*)	563	61,789
LivaNova PLC (*)	1,828	96,043
Neogen Corp. (*)	5,735	96,405
Nevro Corp. (*)	18,573	103,823
Omnicell, Inc. (*)	3,540	154,344
OraSure Technologies, Inc. (*)	22,347	95,422
Penumbra, Inc. (*)	710	137,960
QuidelOrtho Corp. (*)	1,245	56,772
RxSight, Inc. (*)	3,324	164,305
Sanara Medtech, Inc. (*)	1,552	46,932
Semler Scientific, Inc. (*)	136	3,203
STAAR Surgical Co. (*)	2,892	107,438
Surmodics, Inc. (*)	2,519	97,687
Tactile Systems Technology, Inc. (*)	4,683	68,419
Varex Imaging Corp. (*)	9,870	117,650
		2,179,900
Health Care Providers & Services | 2.6%
Addus HomeCare Corp. (*)	2,000	266,060
Amedisys, Inc. (*)	1,285	124,015
Chemed Corp.	173	103,968
DocGo, Inc. (*)	37,954	126,007
Encompass Health Corp.	689	66,585
HealthEquity, Inc. (*)	1,526	124,903
NeoGenomics, Inc. (*)	2,775	40,931
Option Care Health, Inc. (*)	5,723	179,130
PetIQ, Inc. (*)	6,443	198,251
Premier, Inc., Class A	9,899	197,980
Viemed Healthcare, Inc. (*)	4,260	31,226
		1,459,056
Health Care REITs | 0.6%
LTC Properties, Inc.	2,457	90,147

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Omega Healthcare Investors, Inc.	3,068	$124,868
Sabra Health Care, Inc.	6,787	126,306
		341,321
Health Care Technology | 0.2%
GoodRx Holdings, Inc., Class A (*)	7,982	55,395
HealthStream, Inc.	3,025	87,241
		142,636
Hotels, Restaurants & Leisure | 1.2%
Accel Entertainment, Inc. (*)	15,580	181,039
Arcos Dorados Holdings, Inc., Class A	4,164	36,310
Boyd Gaming Corp.	1,880	121,542
Despegar.com Corp. (*)	10,794	133,846
Dine Brands Global, Inc.	2,026	63,272
Krispy Kreme, Inc.	3,624	38,922
Sportradar Group AG, Class A (*)	8,228	99,641
		674,572
Household Durables | 2.9%
Century Communities, Inc.	1,180	121,516
Cricut, Inc., Class A	27,449	190,222
Dream Finders Homes, Inc., Class A (*)	1,370	49,608
Flexsteel Industries, Inc.	592	26,220
Green Brick Partners, Inc. (*)	1,603	133,883
Hamilton Beach Brands Holding Co., Class A	4,629	140,860
Hovnanian Enterprises, Inc., Class A (*)	1,199	245,040
KB Home	433	37,104
La-Z-Boy, Inc.	2,956	126,901
M/I Homes, Inc. (*)	737	126,292
Meritage Homes Corp.	616	126,323
Newell Brands, Inc.	14,102	108,303
Tri Pointe Homes, Inc. (*)	4,176	189,214
		1,621,486
Household Products | 0.2%
Oil-Dri Corp. of America	1,338	92,309
Independent Power & Renewable Electricity Producers | 0.2%
Brookfield Renewable Corp., Class A	3,583	117,021
Industrial REITs | 0.7%
Americold Realty Trust, Inc.	2,495	70,534
EastGroup Properties, Inc.	287	53,617
First Industrial Realty Trust, Inc.	1,498	83,858
Plymouth Industrial, Inc.	4,783	108,096
STAG Industrial, Inc.	2,254	88,109
		404,214
Description	Shares	Fair Value
Insurance | 2.3%
Assurant, Inc.	488	$97,044
Assured Guaranty Ltd.	1,326	105,444
Axis Capital Holdings Ltd.	1,395	111,056
CNO Financial Group, Inc.	3,211	112,706
Crawford & Co., Class A	1,036	11,365
Globe Life, Inc.	1,091	115,548
Hanover Insurance Group, Inc.	764	113,156
International General Insurance Holdings Ltd.	3,968	75,392
Palomar Holdings, Inc. (*)	1,533	145,129
Primerica, Inc.	449	119,052
Reinsurance Group of America, Inc.	596	129,850
Unum Group	1,839	109,310
White Mountains Insurance Group Ltd.	23	39,013
		1,284,065
Interactive Media & Services | 0.9%
Cargurus, Inc. (*)	1,265	37,988
Match Group, Inc. (*)	2,876	108,828
MediaAlpha, Inc., Class A (*)	5,224	94,606
Outbrain, Inc. (*)	2,646	12,859
VTEX, Class A (*)	10,013	74,497
Yelp, Inc. (*)	3,576	125,446
Ziff Davis, Inc. (*)	1,095	53,283
		507,507
IT Services | 1.1%
Amdocs Ltd.	1,035	90,542
Backblaze, Inc., Class A (*)	7,788	49,765
BigBear.ai Holdings, Inc. (*)	28,224	41,207
DXC Technology Co. (*)	6,056	125,662
Hackett Group, Inc.	1,962	51,542
Okta, Inc. (*)	1,315	97,757
Squarespace, Inc., Class A (*)	2,978	138,268
		594,743
Leisure Products | 0.8%
Hasbro, Inc.	2,674	193,384
Vista Outdoor, Inc. (*)	3,877	151,901
YETI Holdings, Inc. (*)	2,821	115,745
		461,030
Life Sciences Tools & Services | 1.4%
Azenta, Inc. (*)	2,060	99,786
Bruker Corp.	2,288	158,009
ChromaDex Corp. (*)	6,172	22,528
Medpace Holdings, Inc. (*)	1,094	365,177
Mesa Laboratories, Inc.	967	125,575
		771,075

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Machinery | 2.6%
Albany International Corp., Class A	1,288	$114,439
Blue Bird Corp. (*)	1,673	80,237
Enerpac Tool Group Corp.	2,877	120,518
Federal Signal Corp.	1,204	112,526
Flowserve Corp.	2,501	129,277
Hyster-Yale, Inc.	830	52,929
Kennametal, Inc.	4,252	110,254
Luxfer Holdings PLC	2,720	35,224
Mueller Industries, Inc.	5,243	388,506
Tennant Co.	1,043	100,170
Watts Water Technologies, Inc., Class A	954	197,659
		1,441,739
Marine Transportation | 1.9%
Euroseas Ltd.	4,859	237,362
Genco Shipping & Trading Ltd.	6,899	134,531
Global Ship Lease, Inc., Class A	3,008	80,163
Golden Ocean Group Ltd.	12,106	161,978
Matson, Inc.	868	123,794
Safe Bulkers, Inc.	31,950	165,501
Star Bulk Carriers Corp.	6,870	162,750
		1,066,079
Media | 1.4%
Gambling.com Group Ltd. (*)	6,826	68,397
Gannett Co., Inc. (*)	41,717	234,450
Liberty Broadband Corp., Class C (*)	1,910	147,624
PubMatic, Inc., Class A (*)	4,261	63,361
Sinclair, Inc.	2,944	45,043
Sirius XM Holdings, Inc.	2,054	48,577
TEGNA, Inc.	7,448	117,529
Thryv Holdings, Inc. (*)	3,205	55,222
		780,203
Mortgage Real Estate Investment Trusts (REITs) | 0.4%
Angel Oak Mortgage REIT, Inc.	1,688	17,606
Franklin BSP Realty Trust, Inc.	6,630	86,588
PennyMac Mortgage Investment Trust	7,281	103,827
		208,021
Office REITs | 0.5%
COPT Defense Properties	2,878	87,290
Equity Commonwealth (*)	5,120	101,888
Highwoods Properties, Inc.	3,515	117,787
		306,965
Oil, Gas & Consumable Fuels | 0.4%
Bw Lpg Ltd.	6,279	90,417
Hafnia Ltd.	8,075	57,817
Description	Shares	Fair Value
Sabine Royalty Trust	971	$59,979
		208,213
Paper & Forest Products | 0.4%
Clearwater Paper Corp. (*)	1,288	36,760
Sylvamo Corp.	2,317	198,914
		235,674
Passenger Airlines | 0.1%
SkyWest, Inc. (*)	596	50,672
Personal Care Products | 0.1%
Herbalife Ltd. (*)	12,075	86,819
Pharmaceuticals | 0.1%
Tilray Brands, Inc. (*)	25,742	45,306
Professional Services | 6.4%
Barrett Business Services, Inc.	6,211	232,975
CACI International, Inc., Class A (*)	260	131,186
Conduent, Inc. (*)	14,388	57,984
CRA International, Inc.	1,482	259,824
CSG Systems International, Inc.	2,667	129,749
ExlService Holdings, Inc. (*)	3,354	127,955
Forrester Research, Inc. (*)	2,395	43,134
Franklin Covey Co. (*)	3,639	149,672
FTI Consulting, Inc. (*)	538	122,427
Genpact Ltd.	6,197	242,984
Heidrick & Struggles International, Inc.	6,037	234,598
Huron Consulting Group, Inc. (*)	1,640	178,268
IBEX Holdings Ltd. (*)	2,243	44,815
ICF International, Inc.	740	123,425
Kelly Services, Inc., Class A	8,229	176,183
Korn Ferry	2,598	195,473
Legalzoom.com, Inc. (*)	21,100	133,985
ManpowerGroup, Inc.	1,636	120,279
Maximus, Inc.	2,263	210,821
Mistras Group, Inc. (*)	1,348	15,327
Paycom Software, Inc.	1,136	189,223
TELUS International CDA, Inc. (*)	19,070	74,564
Willdan Group, Inc. (*)	4,482	183,538
WNS Holdings Ltd. (*)	3,797	200,140
		3,578,529
Real Estate Management & Development | 0.5%
Colliers International Group, Inc.	758	115,072
FRP Holdings, Inc. (*)	1,601	47,806
Marcus & Millichap, Inc.	2,000	79,260
RMR Group, Inc., Class A	2,093	53,120
		295,258

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Residential REITs | 0.2%
Camden Property Trust	866	$106,977
Retail REITs | 1.9%
Agree Realty Corp.	1,370	103,202
Brixmor Property Group, Inc.	4,129	115,034
Federal Realty Investment Trust	717	82,433
Getty Realty Corp.	3,444	109,554
InvenTrust Properties Corp.	4,022	114,104
Kite Realty Group Trust	3,607	95,802
NNN REIT, Inc.	2,346	113,758
Phillips Edison & Co., Inc.	2,336	88,091
SITE Centers Corp.	1,715	103,757
Tanger, Inc.	3,560	118,121
		1,043,856
Semiconductors & Semiconductor Equipment | 1.8%
Amkor Technology, Inc.	3,770	115,362
Cirrus Logic, Inc. (*)	1,982	246,184
FormFactor, Inc. (*)	2,524	116,104
Onto Innovation, Inc. (*)	651	135,122
Rambus, Inc. (*)	3,301	139,368
Semtech Corp. (*)	1,421	64,883
Silicon Laboratories, Inc. (*)	755	87,255
Ultra Clean Holdings, Inc. (*)	2,774	110,766
		1,015,044
Software | 12.5%
A10 Networks, Inc.	10,587	152,876
ACI Worldwide, Inc. (*)	3,381	172,093
Agilysys, Inc. (*)	1,159	126,296
Alarm.com Holdings, Inc. (*)	698	38,160
Alkami Technology, Inc. (*)	5,949	187,631
Appfolio, Inc., Class A (*)	657	154,658
BILL Holdings, Inc. (*)	795	41,944
Blackbaud, Inc. (*)	1,500	127,020
Blackline, Inc. (*)	2,216	122,190
Box, Inc., Class A (*)	3,624	118,613
Braze, Inc., Class A (*)	2,849	92,137
Clear Secure, Inc., Class A	4,554	150,920
Clearwater Analytics Holdings, Inc., Class A (*)	5,537	139,809
CommVault Systems, Inc. (*)	1,850	284,622
Dave, Inc. (*)	3,510	140,260
Digimarc Corp. (*)	3,622	97,359
Docebo, Inc. (*)	3,159	139,628
DocuSign, Inc. (*)	2,144	133,121
Dolby Laboratories, Inc., Class A	1,688	129,183
Description	Shares	Fair Value
DoubleVerify Holdings, Inc. (*)	8,727	$146,963
E2open Parent Holdings, Inc. (*)	13,971	61,612
Elastic NV (*)	1,785	137,017
Enfusion, Inc., Class A (*)	12,505	118,672
Envestnet, Inc. (*)	1,836	114,970
Freshworks, Inc., Class A (*)	11,518	132,227
Gitlab, Inc., Class A (*)	1,307	67,363
HashiCorp, Inc., Class A (*)	3,605	122,065
Informatica, Inc., Class A (*)	4,685	118,437
Intapp, Inc. (*)	2,653	126,893
InterDigital, Inc.	1,546	218,960
JFrog Ltd. (*)	4,149	120,487
Karooooo Ltd.	1,255	49,736
Magic Software Enterprises Ltd.	1,952	23,073
MeridianLink, Inc. (*)	4,567	93,943
Monday.com Ltd. (*)	779	216,383
N-Able, Inc. (*)	9,212	120,309
nCino, Inc. (*)	3,108	98,182
Olo, Inc., Class A (*)	19,055	94,513
Ooma, Inc. (*)	4,012	45,697
Open Text Corp.	3,397	113,052
Pagaya Technologies Ltd., Class A (*)	9,865	104,273
Pegasystems, Inc.	3,048	222,778
Procore Technologies, Inc. (*)	1,397	86,223
Progress Software Corp.	3,069	206,758
Qualys, Inc. (*)	798	102,511
Red Violet, Inc. (*)	2,440	69,418
RingCentral, Inc., Class A (*)	3,208	101,469
Sapiens International Corp. NV	3,490	130,072
SEMrush Holdings, Inc.,Class A (*)	4,062	63,814
SentinelOne, Inc. Class A (*)	5,687	136,033
SimilarWeb Ltd. (*)	4,538	40,116
Smartsheet, Inc.,Class A (*)	2,193	121,404
Sprout Social, Inc., Class A (*)	5,781	168,054
SPS Commerce, Inc. (*)	301	58,445
Tenable Holdings, Inc. (*)	2,497	101,178
UiPath, Inc., Class A (*)	9,965	127,552
Verint Systems, Inc. (*)	5,894	149,295
Weave Communications, Inc. (*)	8,475	108,480
		6,986,947
Specialized REITs | 0.2%
Four Corners Property Trust, Inc.	4,098	120,112
Specialty Retail | 3.0%
Abercrombie & Fitch Co., Class A (*)	1,286	179,911
American Eagle Outfitters, Inc.	4,524	101,292
Asbury Automotive Group, Inc. (*)	363	86,608

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (concluded)
AutoNation, Inc. (*)	785	$140,452
Betterware de Mexico SAPI de CV	5,099	64,655
Boot Barn Holdings, Inc. (*)	690	115,423
Buckle, Inc.	2,769	121,753
Build-A-Bear Workshop, Inc.	5,013	172,297
Genesco, Inc. (*)	3,215	87,352
Group 1 Automotive, Inc.	419	160,494
National Vision Holdings, Inc. (*)	5,181	56,525
Signet Jewelers Ltd.	1,393	143,674
Urban Outfitters, Inc. (*)	3,886	148,873
Zumiez, Inc. (*)	4,829	102,858
		1,682,167
Technology Hardware, Storage & Peripherals | 0.4%
CompoSecure, Inc., Class A	8,186	114,768
Immersion Corp.	4,186	37,339
Turtle Beach Corp. (*)	5,390	82,682
		234,789
Textiles, Apparel & Luxury Goods | 2.9%
Crocs, Inc. (*)	967	140,031
Ermenegildo Zegna NV	8,752	86,120
Figs, Inc., Class A (*)	9,904	67,743
G-III Apparel Group Ltd. (*)	3,132	95,589
Gildan Activewear, Inc.	3,977	187,357
Kontoor Brands, Inc.	2,848	232,909
Movado Group, Inc.	3,067	57,046
Oxford Industries, Inc.	1,582	137,254
PVH Corp.	1,342	135,314
Rocky Brands, Inc.	822	26,189
Steven Madden Ltd.	3,564	174,600
Superior Group of Cos., Inc.	6,440	99,756
Tapestry, Inc.	3,117	146,437
Wolverine World Wide, Inc.	3,950	68,809
		1,655,154
Trading Companies & Distributors | 1.9%
Boise Cascade Co.	1,854	261,377
DNOW, Inc. (*)	15,436	199,587
GATX Corp.	438	58,013
Global Industrial Co.	2,773	94,199
Herc Holdings, Inc.	393	62,656
Karat Packaging, Inc.	4,863	125,903
McGrath RentCorp	995	104,754
MRC Global, Inc. (*)	9,469	120,635
Willis Lease Finance Corp.	239	35,566
		1,062,690
Description	Shares	Fair Value
Water Utilities | 0.1%
Consolidated Water Co. Ltd.	1,569	$39,554
Wireless Telecommunication Services | 0.3%
Millicom International Cellular SA (*)	4,925	133,566
Spok Holdings, Inc.	3,999	60,225
		193,791
Total Common Stocks (Cost $46,264,261)		54,800,507
Rights | 0.0%
Biotechnology | 0.0%
Epizyme, Inc. CVR Expires 2499 (*), (¢)	41,136	823
Radius Health, Inc. CVR Expires 2499 (*), (¢)	7,231	578
		1,401
Paper & Forest Products | 0.0%
Resolute Forest Products, Inc. Expires 2499 (*), (¢)	10,077	0
Pharmaceuticals | 0.0%
Adamas Pharmaceuticals, Inc. CVR
Expires 2024 (*), (¢)	1,139	0
Expires 2025 (*), (¢)	1,139	0
Total Rights (Cost $15,847)		1,401
Short-Term Investments | 1.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $752,706)	752,706	752,706
Total Investments | 99.5% (Cost $47,246,576)		$55,794,517
Cash and Other Assets in Excess of Liabilities | 0.5%		267,982
Net Assets | 100.0%		$56,062,499

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio
Convertible Corporate Bonds | 88.1%
Automobiles | 3.5%
Ford Motor Co., 0.000%, 03/15/26	$238	$233,835
Rivian Automotive, Inc.:
4.625%, 03/15/29	164	148,523
3.625%, 10/15/30	77	61,122
		443,480
Biotechnology | 7.0%
Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/27	186	217,899
Bridgebio Pharma, Inc., 2.500%, 03/15/27	76	78,577
Cytokinetics, Inc., 3.500%, 07/01/27	27	34,952
Halozyme Therapeutics, Inc., 0.250%, 03/01/27	280	281,633
Insmed, Inc., 0.750%, 06/01/28	47	107,935
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26	100	100,098
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	73	82,928
		904,022
Commercial Services & Supplies | 1.8%
Global Payments, Inc., 1.500%, 03/01/31	197	189,120
Shift4 Payments, Inc., 0.000%, 12/15/25	35	42,718
		231,838
Construction & Engineering | 2.3%
Fluor Corp., 1.125%, 08/15/29	135	165,510
Meritage Homes Corp., 1.750%, 05/15/28	111	126,928
		292,438
Diversified REITs | 3.9%
Pebblebrook Hotel Trust, 1.750%, 12/15/26	90	82,980
Rexford Industrial Realty LP, 4.125%, 03/15/29	179	190,456
Welltower OP LLC, 2.750%, 05/15/28	166	229,592
		503,028
Description	Principal Amount (000)	Fair Value
Electric Utilities | 6.9%
Alliant Energy Corp., 3.875%, 03/15/26	$84	$88,158
CMS Energy Corp., 3.375%, 05/01/28	224	241,024
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	77	100,793
PG&E Corp., 4.250%, 12/01/27	176	190,828
Southern Co., 3.875%, 12/15/25	237	263,840
		884,643
Electronic Equipment, Instruments & Components | 0.8%
Itron, Inc., 1.375%, 07/15/30	94	100,110
Energy Equipment & Services | 1.8%
Enphase Energy, Inc., 0.000%, 03/01/26	151	142,280
Sunrun, Inc., 4.000%, 03/01/30	69	92,908
		235,188
Entertainment | 4.1%
Cinemark Holdings, Inc., 4.500%, 08/15/25	21	41,672
Live Nation Entertainment, Inc., 2.000%, 02/15/25	268	290,884
Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	103	96,098
Vail Resorts, Inc., 0.000%, 01/01/26	103	97,464
		526,118
Food Products | 1.0%
Chefs’ Warehouse, Inc., 2.375%, 12/15/28	107	125,720
Health Care Equipment & Supplies | 4.4%
Enovis Corp., 3.875%, 10/15/28	80	84,400
Exact Sciences Corp., 0.375%, 03/01/28	227	212,699
Insulet Corp., 0.375%, 09/01/26	85	101,766
Lantheus Holdings, Inc., 2.625%, 12/15/27	43	66,897
TransMedics Group, Inc., 1.500%, 06/01/28	57	105,228
		570,990

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
Health Care Providers & Services | 1.3%
Teladoc Health, Inc., 1.250%, 06/01/27	$188	$163,278
Interactive Media & Services | 16.0%
Airbnb, Inc., 0.000%, 03/15/26	192	179,131
Booking Holdings, Inc., 0.750%, 05/01/25	94	210,652
Etsy, Inc., 0.125%, 10/01/26	143	141,713
Match Group Financeco 3, Inc., 2.000%, 01/15/30	250	225,093
Palo Alto Networks, Inc., 0.375%, 06/01/25	95	326,895
Snap, Inc., 0.125%, 03/01/28	257	206,500
Uber Technologies, Inc., 0.000%, 12/15/25	301	332,605
Wayfair, Inc., 3.250%, 09/15/27	96	115,728
Ziff Davis, Inc., 1.750%, 11/01/26	120	111,375
Zillow Group, Inc., 1.375%, 09/01/26	144	213,264
		2,062,956
Leisure Products | 4.0%
Carnival Corp., 5.750%, 12/01/27	63	101,580
NCL Corp. Ltd., 5.375%, 08/01/25	120	149,130
Royal Caribbean Cruises Ltd., 6.000%, 08/15/25	75	268,415
		519,125
Machinery | 0.6%
Middleby Corp., 1.000%, 09/01/25	66	77,095
Media | 4.2%
Cable One, Inc., 1.125%, 03/15/28	117	94,727
Liberty Broadband Corp., 3.125%, 03/31/53	225	224,324
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	67	73,962
Sirius XM Holdings, Inc., 3.750%, 03/15/28	139	143,934
		536,947
Description	Principal Amount (000)	Fair Value
Passenger Airlines | 2.3%
American Airlines Group, Inc., 6.500%, 07/01/25	$120	$123,360
Southwest Airlines Co., 1.250%, 05/01/25	164	165,833
		289,193
Pharmaceuticals | 1.9%
Dexcom, Inc., 0.250%, 11/15/25	260	248,105
Semiconductors & Semiconductor Equipment | 4.1%
MKS Instruments, Inc., 1.250%, 06/01/30	157	157,235
ON Semiconductor Corp., 0.500%, 03/01/29	265	268,909
Semtech Corp., 1.625%, 11/01/27	71	100,749
		526,893
Software | 11.8%
Akamai Technologies, Inc., 0.375%, 09/01/27	209	216,263
Cloudflare, Inc., 0.000%, 08/15/26	274	254,203
HubSpot, Inc., 0.375%, 06/01/25	49	92,292
MicroStrategy, Inc., 0.625%, 03/15/30	135	179,221
MongoDB, Inc., 0.250%, 01/15/26	58	80,200
Nutanix, Inc., 0.250%, 10/01/27	139	166,452
Tyler Technologies, Inc., 0.250%, 03/15/26	141	173,571
Western Digital Corp., 3.000%, 11/15/28	125	185,562
Workiva, Inc., 1.250%, 08/15/28	172	162,996
		1,510,760
Technology Hardware, Storage & Peripherals | 4.4%
Lumentum Holdings, Inc., 0.500%, 06/15/28	123	106,949
Parsons Corp., 2.625%, 03/01/29	114	143,697
Seagate HDD Cayman, 3.500%, 06/01/28	153	219,631

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
Zscaler, Inc., 0.125%, 07/01/25	$80	$98,000
		568,277
Total Convertible Corporate Bonds (Cost $10,572,480)		11,320,204

Description	Shares	Fair Value
Preferred Stocks | 8.6%
Banks | 4.3%
Bank of America Corp., Series L	293	$372,992
Wells Fargo & Co., Series L	145	185,919
		558,911
Chemicals | 0.9%
Albemarle Corp.	2,636	118,620
Electric Utilities | 1.3%
NextEra Energy, Inc.	3,602	166,989
Financial Services | 1.4%
Apollo Global Management, Inc.	2,652	180,309
Machinery | 0.7%
Chart Industries, Inc., Series B	1,698	85,325
Total Preferred Stocks (Cost $1,092,584)		1,110,154
Short-Term Investments | 3.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $387,288)	387,288	387,288
Total Investments | 99.7% (Cost $12,052,352)		$12,817,646
Cash and Other Assets in Excess of Liabilities | 0.3%		38,607
Net Assets | 100.0%		$12,856,253

Lazard US Convertibles Portfolio (concluded)

Futures Contracts open at September 30, 2024:

Financial Futures	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
CME E-Mini Standard & Poor’s 500 Index Futures	1	$50	12/20/24	$288,186	$290,713	$2,527	$—
CME E-mini Russell 2000 Index Futures	4	200	12/20/24	430,670	449,840	19,170	—
CBOT 5 Year U.S. Treasury Notes Futures	25	2,500,000	12/31/24	2,737,362	2,747,070	9,708	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$31,405	$—

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio
Corporate Bonds | 92.9%
Aerospace & Defense | 2.4%
Bombardier, Inc., 8.750%, 11/15/30 (#)	$2,250	$2,470,667
TransDigm, Inc.:
6.750%, 08/15/28 (#)	1,000	1,029,288
4.625%, 01/15/29	500	482,818
		3,982,773
Automobile Components | 2.6%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	1,500	1,377,195
Goodyear Tire & Rubber Co.:
5.000%, 05/31/26	250	246,162
5.250%, 07/15/31	1,500	1,353,188
Tenneco, Inc., 8.000%, 11/17/28 (#)	1,500	1,391,893
		4,368,438
Automobiles | 1.0%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,766,120
Building Products | 2.1%
Griffon Corp., 5.750%, 03/01/28	1,750	1,727,968
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,781,678
		3,509,646
Chemicals | 2.6%
Methanex Corp., 5.125%, 10/15/27	1,750	1,731,643
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,627,034
WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	1,000	985,394
		4,344,071
Commercial Services & Supplies | 4.1%
ADT Security Corp., 4.125%, 08/01/29 (#)	250	238,785
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 07/15/27 (#)	2,000	1,991,422
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	2,000	1,997,542
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 08/31/27 (#)	1,500	1,425,265
Description	Principal Amount (000)	Fair Value
Valvoline, Inc., 3.625%, 06/15/31 (#)	$1,500	$1,342,332
		6,995,346
Containers & Packaging | 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/29 (#)	1,200	1,071,141
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,523,673
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 02/01/28 (#)	1,000	1,016,742
		3,611,556
Diversified REITs | 3.9%
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	489,674
4.500%, 02/15/31 (#)	1,250	1,185,746
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 05/15/29 (#)	1,500	1,455,407
RHP Hotel Properties LP/RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,693,271
Starwood Property Trust, Inc., 3.625%, 07/15/26 (#)	1,743	1,683,079
		6,507,177
Diversified Telecommunication Services | 4.3%
Connect Finco Sarl/Connect U.S. Finco LLC, 6.750%, 10/01/26 (#)	1,500	1,499,400
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, 09/15/29 (#)	2,000	1,932,500
Frontier Communications Holdings LLC:
6.750%, 05/01/29 (#)	500	503,524
8.750%, 05/15/30 (#)	1,500	1,598,496
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	2,000	1,788,886
		7,322,806
Electric Utilities | 2.7%
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,709,750
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,359,190
Vistra Operations Co. LLC, 4.375%, 05/01/29 (#)	1,500	1,451,816
		4,520,756

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (continued)
Electrical Equipment | 1.0%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	$1,700	$1,649,594
Electronic Equipment, Instruments & Components | 0.8%
Sensata Technologies, Inc.:
4.375%, 02/15/30 (#)	1,100	1,051,235
3.750%, 02/15/31 (#)	250	228,887
		1,280,122
Entertainment | 3.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.375%, 04/15/27	1,550	1,545,626
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,474,920
Live Nation Entertainment, Inc.:
4.750%, 10/15/27 (#)	1,500	1,478,790
3.750%, 01/15/28 (#)	500	480,450
		4,979,786
Food Products | 6.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 03/15/29 (#)	2,000	1,864,843
Lamb Weston Holdings, Inc., 4.125%, 01/31/30 (#)	2,000	1,875,922
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,711,702
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,868,417
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,620,216
U.S. Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,449,157
		10,390,257
Gas Utilities | 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (#)	1,500	1,575,195
Health Care Equipment & Supplies | 1.8%
Avantor Funding, Inc., 3.875%, 11/01/29 (#)	1,500	1,419,254
Bausch & Lomb Corp., 8.375%, 10/01/28 (#)	1,500	1,586,250
		3,005,504
Health Care Providers & Services | 3.0%
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,770,511
Description	Principal Amount (000)	Fair Value
Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	$1,250	$1,225,819
LifePoint Health, Inc., 5.375%, 01/15/29 (#)	700	661,425
Tenet Healthcare Corp., 4.375%, 01/15/30	1,500	1,439,149
		5,096,904
Hotels, Restaurants & Leisure | 4.1%
Boyd Gaming Corp.:
4.750%, 12/01/27	850	840,381
4.750%, 06/15/31 (#)	1,250	1,193,556
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,806,847
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,622,797
Travel & Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,421,507
		6,885,088
Household Durables | 1.0%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,750	1,632,037
Interactive Media & Services | 0.8%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,408,853
Leisure Products | 1.8%
Carnival Corp., 7.625%, 03/01/26 (#)	1,500	1,513,882
Sabre GLBL, Inc., 8.625%, 06/01/27 (#)	1,500	1,475,436
		2,989,318
Machinery | 3.3%
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	747,994
4.625%, 05/15/30 (#)	1,000	955,137
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	2,000	1,907,731
Terex Corp., 5.000%, 05/15/29 (#)	2,000	1,952,106
		5,562,968
Media | 12.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125%, 05/01/27 (#)	500	492,108
4.750%, 03/01/30 (#)	1,500	1,379,755
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/28 (#)	1,500	1,342,213
Gray Television, Inc., 7.000%, 05/15/27 (#)	1,500	1,474,354

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (continued)
Lamar Media Corp., 3.625%, 01/15/31	$1,500	$1,370,921
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,485,791
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 08/15/27 (#)	2,300	2,286,886
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,117,586
Sinclair Television Group, Inc., 5.125%, 02/15/27 (#)	1,750	1,522,978
Sirius XM Radio, Inc.:
5.000%, 08/01/27 (#)	1,750	1,721,608
3.875%, 09/01/31 (#)	1,000	871,270
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,666,783
Univision Communications, Inc., 6.625%, 06/01/27 (#)	1,750	1,752,142
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,779,081
		20,263,476
Metals & Mining | 0.9%
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,454,259
Oil, Gas & Consumable Fuels | 13.8%
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30 (#)	1,708	1,803,999
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,454,719
Civitas Resources, Inc., 8.750%, 07/01/31 (#)	2,000	2,117,076
Comstock Resources, Inc., 6.750%, 03/01/29 (#)	1,500	1,464,452
CVR Energy, Inc., 8.500%, 01/15/29 (#)	1,500	1,516,270
Genesis Energy LP/Genesis Energy Finance Corp., 8.000%, 01/15/27	1,500	1,533,450
Hess Midstream Operations LP, 4.250%, 02/15/30 (#)	1,850	1,766,470
Kodiak Gas Services LLC, 7.250%, 02/15/29 (#)	1,750	1,811,080
Nabors Industries, Inc., 9.125%, 01/31/30 (#)	1,500	1,546,947
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,688,062
Sunoco LP/Sunoco Finance Corp., 4.500%, 04/30/30	2,000	1,916,397
Description	Principal Amount (000)	Fair Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28 (#)	$1,250	$1,210,221
Transocean, Inc., 8.750%, 02/15/30 (#)	1,955	2,038,345
Vital Energy, Inc., 7.875%, 04/15/32 (#)	1,500	1,453,065
		23,320,553
Software | 4.0%
Clarivate Science Holdings Corp., 3.875%, 07/01/28 (#)	1,200	1,151,608
Cloud Software Group, Inc.:
6.500%, 03/31/29 (#)	1,000	994,966
9.000%, 09/30/29 (#)	1,000	1,017,610
NCR Atleos Corp., 9.500%, 04/01/29 (#)	1,500	1,651,304
Seagate HDD Cayman, 4.091%, 06/01/29	2,083	1,994,192
		6,809,680
Specialty Retail | 5.7%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 01/15/28 (#)	2,100	2,017,951
Asbury Automotive Group, Inc.:
4.500%, 03/01/28	987	960,802
5.000%, 02/15/32 (#)	750	711,210
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 01/15/29 (#)	500	477,414
6.750%, 01/15/30 (#)	1,250	1,164,572
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	954,087
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,632,206
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/31 (#)	1,750	1,631,600
		9,549,842
Technology Hardware, Storage & Peripherals | 1.0%
NCR Voyix Corp., 5.125%, 04/15/29 (#)	1,750	1,712,442
Total Corporate Bonds (Cost $160,838,867)		156,494,567

Description	Shares	Fair Value
Exchange-Traded Funds | 4.0%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $6,668,534)	85,086	$6,832,406

Description	Shares	Fair Value
Lazard US High Yield Portfolio (concluded)
Short-Term Investments | 1.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $3,230,700)	3,230,700	$3,230,700
Total Investments | 98.8% (Cost $170,738,101)		$166,557,673
Cash and Other Assets in Excess of Liabilities | 1.2%		1,966,137
Net Assets | 100.0%		$168,523,810

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 9.9%
Financial Services | 4.6%
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/37 (#)	$652	$631,485
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.530%, 03/15/61 (#)	471	442,692
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61 (#)	500	460,855
		1,535,032
Ground Transportation | 1.2%
TRP LLC, Series 2021-1, Class A, 2.070%, 06/19/51 (#)	425	395,495
Real Estate Management & Development | 2.1%
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 07/17/38	747	712,683
Specialty Retail | 2.0%
CARS-DB4 LP, Series 2020-1A, Class A1, 2.690%, 02/15/50 (#)	664	662,760
Total Asset-Backed Securities (Cost $3,156,245)		3,305,970
Corporate Bonds | 32.4%
Aerospace & Defense | 2.1%
Boeing Co., 2.196%, 02/04/26	725	698,167
Automobiles | 4.4%
American Honda Finance Corp., 5.250%, 07/07/26	800	815,252
Ford Motor Credit Co. LLC, 4.125%, 08/17/27	675	657,455
		1,472,707
Banks | 11.9%
Bank of America Corp., 4.000%, 01/22/25	1,050	1,046,804
Citigroup, Inc., 2.014% (SOFR + 0.694%), 01/25/26 (§)	1,075	1,064,131
Goldman Sachs Group, Inc., 3.500%, 04/01/25	900	894,429
JPMorgan Chase & Co., 2.301% (SOFR + 1.160%), 10/15/25 (§)	1,000	998,777
		4,004,141
Biotechnology | 2.0%
Amgen, Inc., 5.250%, 03/02/25	675	675,958
Description	Principal Amount (000)	Fair Value
Diversified Telecommunication Services | 2.1%
T-Mobile USA, Inc., 2.625%, 04/15/26	$725	$706,531
Health Care Providers & Services | 2.0%
HCA, Inc., 4.500%, 02/15/27	675	675,859
Oil, Gas & Consumable Fuels | 4.1%
Energy Transfer LP, 5.500%, 06/01/27	650	666,621
Phillips 66 Co., 3.605%, 02/15/25	700	696,137
		1,362,758
Semiconductors & Semiconductor Equipment | 1.7%
Intel Corp., 3.750%, 08/05/27	600	588,182
Software | 2.1%
Oracle Corp., 2.500%, 04/01/25	700	691,926
Total Corporate Bonds (Cost $10,794,283)		10,876,229
U.S. Treasury Securities | 57.2%
U.S. Treasury Bill, 0.000%, 03/06/25	3,125	3,066,432
U.S. Treasury Note, 3.750%, 08/15/27	16,030	16,106,393
Total U.S. Treasury Securities (Cost $19,185,337)		19,172,825

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $47,193)	47,193	$47,193
Total Investments | 99.6% (Cost $33,183,058)		$33,402,217
Cash and Other Assets in Excess of Liabilities | 0.4%		128,891
Net Assets | 100.0%		$33,531,108

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 2.1%
Canada | 1.1%
Ivanhoe Mines Ltd., Class A (*)	28,851	$429,014
China | 0.9%
Alibaba Group Holding Ltd. ADR (±)	3,584	380,334
United States | 0.1%
Cloudflare, Inc., Class A (*)	77	6,229
Coherus Biosciences, Inc. (*), (±)	12,488	12,987
Ford Motor Co. (±)	2,637	27,847
JetBlue Airways Corp. (*), (±)	223	1,463
		48,526
Total Common Stocks (Cost $658,413)		857,874

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 110.5%
Australia | 0.7%
Flight Centre Travel Group Ltd., 1.625%, 11/01/28 (±)	AUD	400	$285,182
Austria | 0.9%
ams-OSRAM AG, 2.125%, 11/03/27 (±)	EUR	400	357,321
Brazil | 0.2%
GOL Equity Finance SA, 3.750%, 07/15/24 (#), («)	USD	616	89,936
Canada | 3.9%
Fortuna Mining Corp., 3.750%, 06/30/29 (#), (±)	USD	109	116,303
Shopify, Inc., 0.125%, 11/01/25 (±)	USD	1,210	1,167,650
SSR Mining, Inc., 2.500%, 04/01/39 (±)	USD	52	48,867
StorageVault Canada, Inc., 5.000%, 03/31/28 (±)	CAD	312	228,247
			1,561,067
Hong Kong | 2.8%
Cathay Pacific Finance III Ltd., 2.750%, 02/05/26 (±)	HKD	8,000	1,121,709
Netherlands | 0.5%
Pharming Group NV, 4.500%, 04/25/29 (±)	EUR	200	216,994
Singapore | 2.0%
Sea Ltd.:
0.250%, 09/15/26 (±)	USD	44	39,974
Description	Security Currency	Principal Amount (000)	Fair Value
2.375%, 12/01/25 (±)	USD	637	$764,718
			804,692
United Kingdom | 0.5%
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	200	210,902
United States | 99.0%
Alarm.com Holdings, Inc., 2.250%, 06/01/29 (±)	USD	11	10,489
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	55	56,540
Amyris, Inc., 1.500%, 11/15/26	USD	938	32,830
ANI Pharmaceuticals, Inc., 2.250%, 09/01/29 (±)	USD	396	419,017
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/26 (±)	USD	323	354,008
Bill Holdings, Inc., 0.000%, 12/01/25 (±)	USD	346	325,413
Bitdeer Technologies Group, 8.500%, 08/15/29 (±)	USD	147	171,535
Blackstone Mortgage Trust, Inc., 5.500%, 03/15/27 (±)	USD	56	53,340
Block, Inc., 0.125%, 03/01/25 (±)	USD	150	147,188
Bloom Energy Corp., 2.500%, 08/15/25 (±)	USD	446	463,394
Century Aluminum Co., 2.750%, 05/01/28 (±)	USD	77	85,278
Chart Industries, Inc., 1.000%, 11/15/24 (±)	USD	466	977,202
Cheesecake Factory, Inc., 0.375%, 06/15/26 (±)	USD	274	259,627
Chefs’ Warehouse, Inc., 2.375%, 12/15/28 (±)	USD	363	426,507
Chegg, Inc., 0.125%, 03/15/25 (±)	USD	405	388,800
Cloudflare, Inc., 0.000%, 08/15/26 (±)	USD	33	30,616
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	409	321,065
Coinbase Global, Inc., 0.500%, 06/01/26 (±)	USD	112	110,012
Collegium Pharmaceutical, Inc., 2.875%, 02/15/29 (±)	USD	58	73,225
Confluent, Inc., 0.000%, 01/15/27 (±)	USD	98	87,024
CONMED Corp., 2.250%, 06/15/27 (±)	USD	438	407,418

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Core Scientific, Inc., 3.000%, 09/01/29 (±)	USD	22	$30,365
Cracker Barrel Old Country Store, Inc., 0.625%, 06/15/26 (±)	USD	667	614,307
CSG Systems International, Inc., 3.875%, 09/15/28 (±)	USD	307	307,460
Danimer Scientific, Inc., 3.250%, 12/15/26 (±)	USD	146	14,730
Datadog, Inc., 0.125%, 06/15/25 (±)	USD	24	31,200
Dayforce, Inc., 0.250%, 03/15/26 (±)	USD	221	208,735
Desktop Metal, Inc., 6.000%, 05/15/27 (±)	USD	101	88,217
Dexcom, Inc.:
0.250%, 11/15/25 (±)	USD	330	314,902
0.375%, 05/15/28 (±)	USD	110	97,625
DigitalOcean Holdings, Inc., 0.000%, 12/01/26 (±)	USD	24	21,312
DraftKings Holdings, Inc., 0.000%, 03/15/28 (±)	USD	54	47,007
Dropbox, Inc., 0.000%, 03/01/26 (±)	USD	334	324,815
Encore Capital Group, Inc., 4.000%, 03/15/29 (±)	USD	569	576,112
Enphase Energy, Inc., 0.000%, 03/01/26 (±)	USD	648	610,578
Evolent Health, Inc., 1.500%, 10/15/25 (±)	USD	700	736,043
EZCORP, Inc., 3.750%, 12/15/29 (±)	USD	330	399,960
Fisker, Inc., 2.500%, 09/15/26 («), (±)	USD	772	3,937
Granite Construction, Inc., 3.250%, 06/15/30 (±)	USD	87	106,597
Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	823	905,917
Guardant Health, Inc., 0.000%, 11/15/27 (±)	USD	110	88,567
Guidewire Software, Inc., 1.250%, 03/15/25 (±)	USD	623	1,002,095
Haemonetics Corp., 0.000%, 03/01/26 (±)	USD	223	206,275
Health Catalyst, Inc., 2.500%, 04/15/25 (±)	USD	42	41,239
INOTIV, Inc., 3.250%, 10/15/27 (±)	USD	461	119,861
Insulet Corp., 0.375%, 09/01/26 (±)	USD	660	790,185
Description	Security Currency	Principal Amount (000)	Fair Value
Integra LifeSciences Holdings Corp., 0.500%, 08/15/25 (±)	USD	1,007	$959,419
iRhythm Technologies, Inc., 1.500%, 09/01/29 (±)	USD	66	60,093
Ironwood Pharmaceuticals, Inc., 1.500%, 06/15/26 (±)	USD	22	19,563
Jamf Holding Corp., 0.125%, 09/01/26 (±)	USD	403	364,896
Jazz Investments I Ltd.:
2.000%, 06/15/26 (±)	USD	446	446,111
3.125%, 09/15/30 (±)	USD	522	546,273
Lantheus Holdings, Inc., 2.625%, 12/15/27 (±)	USD	275	427,831
LCI Industries, 1.125%, 05/15/26 (±)	USD	55	55,866
Liberty Broadband Corp., 3.125%, 06/30/54 (±)	USD	217	234,374
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	742	267,246
3.750%, 02/15/30 (±)	USD	1,034	366,956
Liberty Media Corp., 2.375%, 09/30/53 (±)	USD	815	976,777
Livent Corp., 4.125%, 07/15/25 (±)	USD	341	369,644
MARA Holdings, Inc., 2.125%, 09/01/31 (±)	USD	108	123,215
Marriott Vacations Worldwide Corp.:
0.000%, 01/15/26 (±)	USD	121	112,892
3.250%, 12/15/27 (±)	USD	22	20,372
Match Group Financeco 2, Inc., 0.875%, 06/15/26 (±)	USD	1,325	1,245,663
Match Group Financeco 3, Inc., 2.000%, 01/15/30 (±)	USD	134	120,650
Maxeon Solar Technologies Ltd., Series B 9.500%, 01/15/28	USD	115	65,555
Merit Medical Systems, Inc., 3.000%, 02/01/29 (±)	USD	110	143,440
Meritage Homes Corp., 1.750%, 05/15/28 (±)	USD	22	25,157
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	282	272,335
Microchip Technology, Inc., 0.750%, 06/01/30 (±)	USD	108	107,487
MicroStrategy, Inc.:
0.000%, 02/15/27 (±)	USD	22	30,047
0.625%, 03/15/30 (±)	USD	455	604,041
2.250%, 06/15/32 (±)	USD	22	24,420
Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29 (±)	USD	78	114,592
MKS Instruments, Inc., 1.250%, 06/01/30 (±)	USD	76	76,114
NCL Corp. Ltd.:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
1.125%, 02/15/27 (±)	USD	35	$34,009
2.500%, 02/15/27 (±)	USD	78	77,327
NeoGenomics, Inc., 1.250%, 05/01/25 (±)	USD	446	438,752
Okta, Inc., 0.125%, 09/01/25 (±)	USD	598	572,884
OPKO Health, Inc., 3.750%, 01/15/29 (±)	USD	345	461,008
OSI Systems, Inc., 2.250%, 08/01/29 (±)	USD	22	22,922
Pacira BioSciences, Inc., 0.750%, 08/01/25 (±)	USD	394	376,402
PAR Technology Corp., 2.875%, 04/15/26 (±)	USD	277	375,750
Parsons Corp., 0.250%, 08/15/25 (±)	USD	371	853,625
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	715	659,230
Pegasystems, Inc., 0.750%, 03/01/25 (±)	USD	1,448	1,422,660
Plug Power, Inc., 7.000%, 06/01/26 (±)	USD	19	16,888
Porch Group, Inc., 0.750%, 09/15/26 (±)	USD	460	219,650
Q2 Holdings, Inc.:
0.125%, 11/15/25 (±)	USD	36	34,732
0.750%, 06/01/26 (±)	USD	700	764,598
Rapid7, Inc., 1.250%, 03/15/29 (±)	USD	115	108,623
Redfin Corp., 0.500%, 04/01/27 (±)	USD	319	235,263
Repay Holdings Corp.:
0.000%, 02/01/26 (±)	USD	732	680,028
2.875%, 07/15/29 (±)	USD	11	10,736
RingCentral, Inc.:
0.000%, 03/01/25 (±)	USD	230	224,940
0.000%, 03/15/26 (±)	USD	241	221,720
Seagate HDD Cayman, 3.500%, 06/01/28 (±)	USD	108	155,034
Shift Technologies, Inc., 4.750%, 05/15/26 («), (±)	USD	850	4,505
Shift4 Payments, Inc., 0.000%, 12/15/25 (±)	USD	219	267,290
SMART Global Holdings, Inc.:
2.000%, 02/01/29 (±)	USD	478	572,809
2.000%, 08/15/30 (±)	USD	385	390,967
Snap, Inc.:
0.750%, 08/01/26 (±)	USD	636	614,830
0.000%, 05/01/27 (±)	USD	22	18,870
0.125%, 03/01/28 (±)	USD	27	21,695
0.500%, 05/01/30 (±)	USD	220	187,660
Snowflake, Inc.:
Description	Security Currency	Principal Amount (000)	Fair Value
0.000%, 10/01/27 (±)	USD	22	$22,924
0.000%, 10/01/29 (±)	USD	22	22,715
SoFi Technologies, Inc.:
0.000%, 10/15/26 (±)	USD	123	111,561
1.250%, 03/15/29 (±)	USD	502	535,885
Sphere Entertainment Co., 3.500%, 12/01/28 (±)	USD	123	179,119
Spotify USA, Inc., 0.000%, 03/15/26 (±)	USD	385	383,535
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	400	378,575
Super Micro Computer, Inc., 0.000%, 03/01/29 (±)	USD	236	191,042
Tandem Diabetes Care, Inc., Series 2024 1.500%, 03/15/29 (±)	USD	719	1,042,944
Transocean, Inc., 4.625%, 09/30/29 (±)	USD	646	960,602
Travere Therapeutics, Inc., 2.500%, 09/15/25 (±)	USD	90	85,995
Unity Software, Inc., 0.000%, 11/15/26 (±)	USD	297	266,409
Upstart Holdings, Inc., 2.000%, 10/01/29 (±)	USD	282	309,636
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	709	707,621
Veeco Instruments, Inc.:
3.500%, 01/15/25 (±)	USD	63	88,610
3.750%, 06/01/27 (±)	USD	130	315,859
Verint Systems, Inc., 0.250%, 04/15/26 (±)	USD	450	420,525
Viavi Solutions, Inc., 1.625%, 03/15/26 (±)	USD	641	637,795
Vishay Intertechnology, Inc., 2.250%, 09/15/30 (±)	USD	341	313,890
Wayfair, Inc.:
0.625%, 10/01/25 (±)	USD	1,229	1,172,213
1.000%, 08/15/26 (±)	USD	220	205,884
Western Digital Corp., 3.000%, 11/15/28 (±)	USD	65	96,493
Winnebago Industries, Inc., 3.250%, 01/15/30 (±)	USD	27	26,575
WisdomTree, Inc., Series A 3.250%, 08/15/29 (±)	USD	485	503,187
Zscaler, Inc., 0.125%, 07/01/25 (±)	USD	55	67,375
			40,161,974
Total Convertible Corporate Bonds (Cost $45,571,792)			44,809,777

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Purchased Options | 0.0%
Call
Apellis Pharmaceuticals, Inc., Expires 10/18/24	MSC	11	$40	$1,100	$165
Coherus Biosciences, Inc., Expires 11/15/24	MSC	43	3	4,300	215
DigitalOcean Holdings, Inc., Expires 10/18/24	MSC	11	50	1,100	110
Evolent Health, Inc., Expires 10/18/24	MSC	11	35	1,100	55
Ironwood Pharmaceuticals, Inc., Expires 10/18/24	MSC	11	5	1,100	55
Sirius XM Holdings, Inc., Expires 10/11/24	MSC	8	27	800	64
Topgolf away Brands Corp., Expires 10/18/24	MSC	11	13	1,100	143
Total Purchased Options (Cost $4,389)					807

Description	Security Currency	Principal Amount (000)	Fair Value
U.S. Treasury Securities | 52.9%
U.S. Treasury Bills:
0.000%, 10/10/24	USD	905	$903,949
0.000%, 10/15/24	USD	2,575	2,570,280
0.000%, 10/22/24	USD	1,750	1,745,191
0.000%, 11/05/24	USD	5,315	5,290,993
0.000%, 11/14/24	USD	3,125	3,107,202
0.000%, 11/26/24	USD	500	496,361
0.000%, 11/29/24	USD	2,080	2,064,008
0.000%, 12/17/24	USD	3,045	3,015,790
0.000%, 12/19/24	USD	2,310	2,287,163
Total U.S. Treasury Securities (Cost $21,472,916)			21,480,937

Description		Shares	Fair Value
Warrants | 0.0%
Singapore | 0.0%
Maxeon Solar Technologies Ltd. Expires 01/15/28 (*), (¢)		26,550	$0
United States | 0.0%
Danimer Scientific, Inc. Expires 07/15/25 (*), (±)		2,150	172
Total Warrants (Cost $186)			172
Description	Shares	Fair Value
Short-Term Investments | 7.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $2,970,641)	2,970,641	$2,970,641

Total Investments excluding Securities Sold Short | 172.8% (Cost $70,678,337)		$70,120,208
Securities Sold Short | (72.8)%
Common Stocks | (39.1)%
Argentina | (0.3)%
Arcadium Lithium PLC	(42,739)	(121,806)
Australia | (0.3)%
Flight Centre Travel Group Ltd.	(7,418)	(114,523)
Canada | (1.6)%
Fortuna Mining Corp.	(11,601)	(53,713)
Ivanhoe Mines Ltd., Class A	(28,851)	(429,208)
Shopify, Inc., Class A	(1,533)	(122,854)
SSR Mining, Inc.	(716)	(4,067)
StorageVault Canada, Inc.	(11,512)	(44,007)
		(653,849)
Hong Kong | (1.6)%
Cathay Pacific Airways Ltd.	(596,200)	(636,592)
Netherlands | (0.1)%
Pharming Group NV	(80,682)	(67,416)
Singapore | (1.5)%
Sea Ltd. ADR	(6,398)	(603,203)
United States | (33.7)%
Alarm.com Holdings, Inc.	(67)	(3,663)
American Airlines Group, Inc.	(681)	(7,654)
ANI Pharmaceuticals, Inc.	(3,728)	(222,413)
Apellis Pharmaceuticals, Inc.	(4,080)	(117,667)
Bitdeer Technologies Group, Class A	(13,306)	(104,186)
Blackstone Mortgage Trust, Inc., Class A REIT	(155)	(2,947)
Bloom Energy Corp., Class A	(9,386)	(99,116)
Century Aluminum Co.	(2,939)	(47,700)
Chart Industries, Inc.	(6,100)	(757,254)
Charter Communications, Inc., Class A	(358)	(116,021)
Cheesecake Factory, Inc.	(722)	(29,277)
Chefs’ Warehouse, Inc.	(6,070)	(255,001)
Coinbase Global, Inc., Class A	(107)	(19,064)
Collegium Pharmaceutical, Inc.	(1,077)	(41,615)
CONMED Corp.	(856)	(61,564)
Core Scientific, Inc.	(1,633)	(19,367)
CSG Systems International, Inc.	(2,010)	(97,787)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Danimer Scientific, Inc.	(17,483)	$(7,941)
Datadog, Inc., Class A	(838)	(96,420)
Desktop Metal, Inc., Class A	(3,971)	(18,545)
Dexcom, Inc.	(257)	(17,229)
DraftKings, Inc., Class A	(221)	(8,663)
Dropbox, Inc., Class A	(1,485)	(37,764)
Dynavax Technologies Corp.	(2,562)	(28,541)
Encore Capital Group, Inc.	(5,542)	(261,970)
Enphase Energy, Inc.	(316)	(35,714)
Evolent Health, Inc., Class A	(1,133)	(32,041)
Expedia Group, Inc.	(322)	(47,662)
EZCORP, Inc. Class A	(23,986)	(268,883)
Granite Construction, Inc.	(850)	(67,388)
Greenbrier Cos., Inc.	(9,909)	(504,269)
Guardant Health, Inc.	(149)	(3,418)
Guidewire Software, Inc.	(5,474)	(1,001,414)
Haemonetics Corp.	(19)	(1,527)
HubSpot, Inc.	(17)	(9,037)
Innoviva, Inc.	(1,691)	(32,653)
Inotiv, Inc.	(7,466)	(12,692)
Insulet Corp.	(1,973)	(459,216)
iRhythm Technologies, Inc.	(257)	(19,080)
Ironwood Pharmaceuticals, Inc.	(265)	(1,092)
Jamf Holding Corp.	(641)	(11,121)
Jazz Pharmaceuticals PLC	(2,778)	(309,497)
Lantheus Holdings, Inc.	(2,827)	(310,263)
LCI Industries	(461)	(55,569)
Live Nation Entertainment, Inc.	(5,779)	(632,743)
MannKind Corp.	(22,864)	(143,815)
MARA Holdings, Inc.	(4,930)	(79,965)
Marriott Vacations Worldwide Corp.	(7)	(514)
Match Group, Inc.	(2,064)	(78,102)
Maxeon Solar Technologies Ltd.	(251,868)	(24,356)
Merit Medical Systems, Inc.	(1,027)	(101,498)
Meritage Homes Corp.	(58)	(11,894)
Mesa Laboratories, Inc.	(31)	(4,026)
Microchip Technology, Inc.	(343)	(27,540)
MicroStrategy, Inc., Class A	(2,526)	(425,884)
Mirum Pharmaceuticals, Inc.	(2,066)	(80,574)
MKS Instruments, Inc.	(303)	(32,939)
MongoDB, Inc.	(273)	(73,806)
NeoGenomics, Inc.	(317)	(4,676)
Norwegian Cruise Line Holdings Ltd.	(2,095)	(42,968)
OPKO Health, Inc.	(238,784)	(355,788)
OSI Systems, Inc.	(71)	(10,780)
PAR Technology Corp.	(4,499)	(234,308)
Description	Shares	Fair Value
Parsons Corp.	(8,271)	$(857,537)
Pebblebrook Hotel Trust REIT	(334)	(4,419)
Pegasystems, Inc.	(134)	(9,794)
Penn Entertainment, Inc.	(1,243)	(23,443)
Plug Power, Inc.	(3,420)	(7,729)
Q2 Holdings, Inc.	(3,891)	(310,385)
Rapid7, Inc.	(1,014)	(40,448)
Redfin Corp.	(1,656)	(20,750)
Repay Holdings Corp.	(534)	(4,357)
Repligen Corp.	(8)	(1,191)
Seagate Technology Holdings PLC	(1,028)	(112,597)
Shift4 Payments, Inc., Class A	(1,903)	(168,606)
SMART Global Holdings, Inc.	(27,036)	(566,404)
Snap, Inc., Class A	(13,656)	(146,119)
Snowflake, Inc., Class A	(167)	(19,182)
SoFi Technologies, Inc.	(38,262)	(300,739)
Sphere Entertainment Co.	(2,963)	(130,905)
Spotify Technology SA	(274)	(100,977)
Summit Hotel Properties, Inc. REIT	(11,117)	(76,263)
Super Micro Computer, Inc.	(88)	(36,643)
Tandem Diabetes Care, Inc.	(17,762)	(753,286)
Topgolf Callaway Brands Corp.	(1,451)	(15,932)
Transocean Ltd.	(157,259)	(668,351)
Upstart Holdings, Inc.	(4,547)	(181,925)
Veeco Instruments, Inc.	(11,774)	(390,073)
Verint Systems, Inc.	(731)	(18,516)
Viavi Solutions, Inc.	(14,203)	(128,111)
Vishay Intertechnology, Inc.	(5,533)	(104,629)
Wayfair, Inc., Class A	(494)	(27,753)
Western Digital Corp.	(1,043)	(71,226)
Winnebago Industries, Inc.	(157)	(9,123)
WisdomTree, Inc.	(27,943)	(279,151)
Zscaler, Inc.	(279)	(47,692)
		(13,662,337)
Total Common Stocks (Proceeds $14,874,206)		(15,859,726)

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | (2.5)%
China | (1.7)%
Alibaba Group Holding Ltd., 0.500%, 06/01/31	USD	(542)	$(667,205)
United States | (0.8)%
Ford Motor Co., 0.000%, 03/15/26	USD	(108)	(106,110)

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
JetBlue Airways Corp., 0.500%, 04/01/26	USD	(116)	$(107,010)
MicroStrategy, Inc., 0.875%, 03/15/31	USD	(121)	(125,901)
			(339,021)
Total Convertible Corporate Bonds (Proceeds $944,055)			(1,006,226)
U.S. Treasury Securities | (31.2)%
United States | (31.2)%
U.S. Treasury Bills, 0.000%, 10/08/24	USD	(11,000)	(10,989,985)
U.S. Treasury Notes, 3.750%, 08/31/26	USD	(1,690)	(1,692,442)
Total U.S. Treasury Securities (Proceeds $12,680,529)			(12,682,427)
Total Securities Sold Short (Proceeds $28,498,790)			(29,548,379)
Total Investments | 100.0% (Cost and short proceeds $42,179,547) (»)			40,571,829
Liabilities in Excess of Cash and Other Assets | 0.0%			(2,377)
Net Assets | 100.0%			$40,569,452

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at September 30, 2024:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	60,848	CAD	82,000	SSB	12/23/24	$89	$—
USD	209,203	EUR	187,000	SSB	12/23/24	350	—
USD	518,557	EUR	464,000	SSB	12/23/24	334	—
USD	326,546	HKD	2,537,000	SSB	12/23/24	—	148
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$773	$148

Total Return Swap Agreements open at September 30, 2024:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation
Long Position Contract
USD	NIP	$12,938	11/30/27	ATI, Inc.	4.83%	$—	$—
USD	BNP	1,151,800	10/17/24	Block, Inc., 0.125%, 03/01/25	4.83	20,794	—
USD	BNP	244,216	10/17/24	Cheesecake Factory Inc., 0.375%, 06/15/26	4.83	17,306	—
USD	NIP	1,119,668	11/30/27	Cloudflare, Inc., 0.000%, 08/15/26	4.83	6,621	—
USD	BNP	375,523	10/17/24	Collegium Pharmaceutical, Inc., 2.875%, 02/15/29	4.83	100,440	—
USD	NIP	603,302	11/30/27	Cytokinetics, Inc., 3.500%, 07/01/27	4.83	—	10,421
USD	NIP	1,088,834	11/30/27	Datadog, Inc., 0.125%, 06/15/25	4.83	29,166	—
USD	BNP	987,121	10/17/24	DigitalOcean Holdings, Inc., 0.000%, 12/01/26	4.83	52,727	—
USD	NIP	1,177,115	11/30/27	Dynavax Technologies Corp., 2.500%, 05/15/26	4.83	—	159,630
USD	BNP	401,825	10/17/24	Encore Capital Group, Inc., 3.250%, 10/01/25	4.83	13,274	—
USD	BNP	77,232	10/17/24	Enphase Energy, Inc., 0.000%, 03/01/28	4.83	472	—
USD	BNP	712,961	10/17/24	Expedia Group, Inc., 0.000%, 02/15/26	4.83	25,854	—
USD	NIP	721,402	11/30/27	Five9, Inc., 0.500%, 06/01/25	4.83	18,736	—
USD	NIP	540,689	11/30/27	Health Catalyst, Inc.	4.83	24,871	—
USD	NIP	1,072,160	11/30/27	HubSpot, Inc., 0.375%, 06/01/25	4.83	—	17,400
USD	BNP	707,239	10/17/24	Innoviva, Inc., 2.125%, 03/15/28	4.83	98,806	—
USD	NIP	918,431	11/30/27	LCI Industries, 1.125%, 05/15/26	4.83	51,611	—
USD	BNP	95,785	10/17/24	Lyft, Inc., 1.500%, 05/15/25	4.83	—	137

Lazard Enhanced Opportunities Portfolio (continued)
Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$931,830	11/30/27	MannKind Corp., 2.500%, 03/01/26	4.83%	$156,823	$—
USD	BNP	867,462	10/17/24	Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	4.83	14,217	—
USD	BNP	50,823	10/17/24	Marriott Vacations Worldwide Corp., 3.250%, 12/15/27	4.83	1,033	—
USD	BNP	177,931	10/17/24	MicroStrategy, Inc., 0.625%, 03/15/30	4.83	19,876	—
USD	NIP	58,148	11/30/27	MicroStrategy, Inc., 0.625%, 03/15/30	4.83	2,920	—
USD	BNP	425,035	10/17/24	Mitek Systems, Inc., 0.750%, 02/01/26	4.83	30,470	—
USD	BOA	1,201,031	08/07/25 - 09/19/25	MongoDB, Inc., 0.250%, 01/15/26	4.83	91,840	—
USD	BNP	171,232	10/17/24	NCL Corp. Ltd., 1.125%, 02/15/27	4.83	12,419	—
USD	BNP	30,891	10/17/24	NCL Corp. Ltd., 2.500%, 02/15/27	4.83	833	—
USD	NIP	796,222	11/30/27	Penn Entertainment, Inc., 2.750%, 05/15/26	4.83	—	69,460
USD	BNP	324,154	10/17/24	Q2 Holdings, Inc., 0.125%, 11/15/25	4.83	12,552	—
USD	NIP	82,573	11/30/27	Repligen Corp., 1.000%, 12/15/28	4.83	—	3,139
USD	BNP	725,422	10/17/24	Sea, Ltd., 2.375%, 12/01/25	4.83	116,129	—
USD	BNP	122,743	10/17/24	Shift4 Payments, Inc., 0.000%, 12/15/25	4.83	12,732	—
USD	NIP	21,124	11/30/27	Snap, Inc., 0.125%, 03/01/28	4.83	571	—
USD	BNP	165,134	10/17/24	SoFi Technologies, Inc., 0.000%, 10/15/26	4.83	22,615	—
USD	NIP	301,398	11/30/27	Topgolf Callaway Brands Corp., 2.750%, 05/01/26	4.83	—	20,623
USD	NIP	109,732	11/30/27	Travere Therapeutics, Inc., 2.250%, 03/01/29	4.83	40,604	—
USD	NIP	155,617	11/30/27	Veeco Instruments, Inc., 2.875%, 06/01/29	4.83	7,893	—
USD	BNP	198,858	10/17/24	Wayfair, Inc., 1.000%, 08/15/26	4.83	7,026	—
USD	NIP	67,159	11/30/27	Zscaler, Inc., 0.125%, 07/01/25	4.83	1,441	—
Short Position Contract
USD	BNP	21,842	10/17/24	Cheesecake Factory Inc.	4.83	—	1,069
USD	NIP	104,172	11/30/27	Cloudflare, Inc.	4.83	390	—

Lazard Enhanced Opportunities Portfolio (concluded)
Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$19,232	10/17/24	Coherus Biosciences, Inc.	4.83%	$6,244	$—
USD	BNP	223,810	10/17/24	Collegium Pharmaceutical, Inc.	4.83	—	96,206
USD	NIP	344,399	11/30/27	Cytokinetics, Inc.	4.83	6,426	—
USD	NIP	585,661	11/30/27	Datadog, Inc.	4.83	—	5,747
USD	NIP	647,977	11/30/27	Dynavax Technologies Corp.	4.83	50,394	—
USD	BNP	304,534	10/17/24	Encore Capital Group, Inc.	4.83	—	9,244
USD	BNP	15,476	10/17/24	Enphase Energy, Inc.	4.83	445	—
USD	BNP	203,298	10/17/24	Evolent Health, Inc.	4.83	—	25,770
USD	BNP	21,752	10/17/24	Expedia Group, Inc.	4.83	—	2,080
USD	NIP	1,026,806	11/30/27	HubSpot, Inc.	4.83	—	777
USD	BNP	222,496	10/17/24	Innoviva, Inc.	4.83	—	63,254
USD	NIP	217,297	11/30/27	LCI Industries	4.83	—	13,055
USD	NIP	400,510	11/30/27	MannKind Corp.	4.83	—	144,625
USD	BNP	3,939	10/17/24	Marriott Vacations Worldwide Corp.	4.83	—	144
USD	BNP	122,190	10/17/24	MicroStrategy, Inc.	4.83	—	16,568
USD	NIP	41,168	11/30/27	MicroStrategy, Inc.	4.83	—	1,825
USD	BNP	10,567	10/17/24	Mitek Systems, Inc.	4.83	1,221	—
USD	BOA	1,043,312	03/05/25 - 09/19/25	MongoDB, Inc.	4.83	161,971	—
USD	BNP	30,498	10/17/24	Norwegian Cruise Line Holdings, Ltd.	4.83	—	6,953
USD	BNP	96,479	10/17/24	Pebblebrook Hotel Trust	4.83	10,498	—
USD	NIP	282,027	11/30/27	Penn Entertainment, Inc.	4.83	39,903	—
USD	BNP	36,233	10/17/24	Q2 Holdings, Inc.	4.83	—	30,135
USD	BNP	420	10/17/24	Redfin Corp.	4.83	—	194
USD	BNP	994	10/17/24	Repligen Corp.	4.83	—	48
USD	NIP	36,377	11/30/27	Repligen Corp.	4.83	3,191	—
USD	BNP	179,625	10/17/24	Sea, Ltd.	4.83	—	113,775
USD	BNP	65,054	10/17/24	Shift4 Payments, Inc.	4.83	—	22,926
USD	NIP	15,499	11/30/27	Snap, Inc.	4.83	4,927	—
USD	BNP	34,107	10/17/24	SoFi Technologies, Inc.	4.83	—	3,298
USD	NIP	51,632	11/30/27	Topgolf Callaway Brands Corp.	4.83	12,269	—
USD	NIP	26,793	11/30/27	Travere Therapeutics, Inc.	4.83	—	22,704
USD	NIP	94,330	11/30/27	Veeco Instruments, Inc.	4.83	—	9,201
USD	BNP	13,618	10/17/24	Wayfair, Inc.	4.83	—	1,887
USD	NIP	47,077	11/30/27	Zscaler, Inc.	4.83	2,120	—
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$1,312,671	$872,295

^ For long position contracts, the Portfolio receives appreciation and dividends/interest and pays depreciation of the referenced entity as well as financing charges at the referenced rate. For short position contracts, the Portfolio pays appreciation and dividends/interest and receives depreciation of the referenced entity as well as financing charges at the referenced rate.

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 90.3%
Commodity | 2.1%
U.S. Copper Index Fund	24,999	$708,722
Equity Funds | 69.4%
Invesco QQQ Trust Series 1	4,505	2,198,755
iShares Currency Hedged MSCI Japan ETF	42,889	1,760,593
iShares Expanded Tech-Software Sector ETF	22,309	1,993,755
iShares Russell 2000 ETF	9,377	2,071,286
SPDR EURO STOXX 50 ETF	39,419	2,098,668
SPDR S&P Biotech ETF	6,582	650,302
Vanguard S&P 500 ETF	9,205	4,857,202
Vanguard S&P 500 Growth ETF	13,548	4,677,989
Vanguard S&P 500 Value ETF	18,249	3,480,449
		23,788,999
Fixed-Income Funds | 18.8%
iShares iBoxx $ High Yield Corporate Bond ETF	12,822	1,029,607
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,064	1,137,031
Vanguard Long-Term Treasury ETF	37,669	2,318,150
Vanguard Mega Cap ETF	9,491	1,961,220
		6,446,008
Total Exchange-Traded Funds (Cost $24,309,536)		30,943,729
Short-Term Investments | 9.4%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $3,215,634)	3,215,634	3,215,634
Total Investments | 99.7% (Cost $27,525,170)		$34,159,363
Cash and Other Assets in Excess of Liabilities | 0.3%		103,909
Net Assets | 100.0%		$34,263,272

Lazard Opportunistic Strategies Portfolio (concluded)
Total Return Swap Agreements open at September 30, 2024:
Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation		Unrealized Depreciation
USD	GSC	$1,708,228	05/07/25	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+0.60 bps	Upon Maturity(a)	$134,784	*	$—

(a) For swap agreements, the net settlement will occur on the expiration date.

* Include accrued dividends and financing charges of $40,331.

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of September 30, 2024:

Securities within GSCBLZGB (SOFR+0.60bps)	Shares	Fair Value
Alphabet Inc., Class A	517	$85,744
Amazon.Com Inc.	474	88,320
Aon PLC, Class A	305	105,527
Ase Technology Holding Co. Ltd.	19,015	2,871,265
Exelon Corp.	2,276	92,292
Ferrovial SE	2,365	91,242
ICON PLC	282	81,021
Inspire Medical Systems Inc.	352	74,290
Lantheus Holdings Inc.	1,276	140,041
Lotes Co Ltd.	1,915	2,652,275
Microsoft Corp.	213	91,654
Middleby Corp.	604	84,035
Mitsubishi Ufj Financial Group	8,664	12,593,124
Partners Group Holding AG	65	82,550
QBE Insurance Group Ltd.	7,382	122,098
RELX PLC	2,077	72,882
Rio Tinto Ltd.	999	129,001
Stepstone Group Inc., Class A	1,782	101,271
Sumitomo Mitsui Financial Group, Inc.	4,592	13,982,640
Taiwan Semiconductor Manufacturing Co. Ltd.	3,516	3,364,812
Total Fair Value		$36,906,084

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 70.9%
Australia | 2.1%
Aurizon Holdings Ltd.	7,153	$17,484
Dexus REIT	2,455	12,855
Goodman Group REIT	1,499	38,490
Transurban Group	2,945	26,724
		95,553
Brazil | 0.8%
Allos SA	2,000	8,022
Energisa SA	2,000	16,444
Multiplan Empreendimentos Imobiliarios SA	2,800	13,183
		37,649
Canada | 5.6%
Agnico Eagle Mines Ltd.	254	20,462
Atco Ltd., Class I	795	28,157
Barrick Gold Corp.	854	16,986
Boardwalk Real Estate Investment Trust REIT	265	16,784
Cameco Corp.	335	16,004
Canadian National Railway Co.	184	21,546
Centerra Gold, Inc.	2,173	15,601
Enbridge, Inc.	361	14,665
First Capital Real Estate Investment Trust REIT	1,448	20,075
Hydro One Ltd.	1,186	41,110
Teck Resources Ltd., Class B	277	14,468
West Fraser Timber Co. Ltd.	258	25,137
		250,995
China | 1.5%
C&D International Investment Group Ltd.	7,000	15,158
China Overseas Land & Investment Ltd.	7,000	13,960
China Resources Land Ltd.	2,500	9,012
Hopson Development Holdings Ltd. (*)	11,168	6,921
Midea Real Estate Holding Ltd.	6,400	2,922
Seazen Group Ltd. (*)	20,000	6,545
Yuexiu Property Co. Ltd.	16,000	13,085
		67,603
France | 2.5%
Aeroports de Paris SA	94	12,085
Engie SA	578	9,985
Klepierre SA REIT	327	10,723
Unibail-Rodamco-Westfield REIT	200	17,511
Vinci SA	508	59,436
		109,740
Description	Shares	Fair Value
Germany | 0.1%
TAG Immobilien AG (*)	292	$5,401
Hong Kong | 1.1%
Kerry Properties Ltd.	2,500	5,325
Link REIT	5,300	26,491
Swire Properties Ltd.	4,400	9,041
Wharf Real Estate Investment Co. Ltd.	2,000	7,076
		47,933
Italy | 0.9%
Terna - Rete Elettrica Nazionale	4,398	39,619
Japan | 2.8%
Aeon Mall Co. Ltd.	1,400	20,375
Daiwa House Industry Co. Ltd.	200	6,287
East Japan Railway Co.	1,000	19,877
Hankyu Hanshin Holdings, Inc.	600	18,502
Hoshino Resorts REIT, Inc.	1	3,416
Industrial & Infrastructure Fund Investment Corp. REIT	16	13,331
Japan Prime Realty Investment Corp. REIT	4	9,707
Japan Real Estate Investment Corp. REIT	3	11,926
Katitas Co. Ltd.	300	4,168
Osaka Gas Co. Ltd.	600	13,483
Tokyo Gas Co. Ltd.	200	4,654
		125,726
Mexico | 0.4%
Grupo Aeroportuario del Centro Norte SAB de CV	1,000	8,450
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	635	11,026
		19,476
Singapore | 0.6%
Parkway Life REIT	3,900	12,756
Sembcorp Industries Ltd.	3,500	15,047
		27,803
South Africa | 0.7%
Growthpoint Properties Ltd. REIT	18,969	15,407
Northam Platinum Holdings Ltd.	2,428	15,326
		30,733
Spain | 1.6%
Aena SME SA	101	22,226
Iberdrola SA	3,090	47,807
		70,033
Taiwan | 0.6%
Highwealth Construction Corp.	19,800	28,166

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
United Kingdom | 5.2%
Big Yellow Group PLC REIT	761	$12,927
LondonMetric Property PLC REIT	9,474	25,993
National Grid PLC	3,938	54,288
Segro PLC REIT	1,976	23,128
Severn Trent PLC	447	15,794
Shaftesbury Capital PLC REIT	19,875	39,208
SSE PLC	1,526	38,465
Tritax Big Box REIT PLC	10,842	23,083
		232,886
United States | 44.4%
Agree Realty Corp. REIT	254	19,134
Alexandria Real Estate Equities, Inc. REIT	328	38,950
Ameren Corp.	362	31,661
American Electric Power Co., Inc.	143	14,672
American Homes 4 Rent, Class A REIT	1,001	38,428
American Tower Corp. REIT	389	90,466
American Water Works Co., Inc.	78	11,407
Apple Hospitality REIT, Inc.	1,003	14,895
AvalonBay Communities, Inc. REIT	254	57,214
Brixmor Property Group, Inc.	1,301	36,246
CareTrust REIT, Inc.	742	22,898
CenterPoint Energy, Inc.	291	8,561
CF Industries Holdings, Inc.	181	15,530
Cheniere Energy, Inc.	223	40,104
Chesapeake Energy Corp.	277	22,783
Consolidated Edison, Inc.	207	21,555
Crown Castle, Inc.	693	82,211
CSX Corp.	764	26,381
CubeSmart	345	18,571
Digital Realty Trust, Inc. REIT	309	50,005
Dominion Energy, Inc.	493	28,490
Duke Energy Corp.	145	16,719
EastGroup Properties, Inc. REIT	176	32,880
Edison International	187	16,286
Energy Transfer Equity LP	3,150	50,558
Entergy Corp.	133	17,504
Enterprise Products Partners LP	1,702	49,545
Equinix, Inc. REIT	82	72,786
Equity Lifestyle Properties, Inc. REIT	172	12,270
Equity Residential REIT	317	23,604
Essex Property Trust, Inc. REIT	39	11,521
Extra Space Storage, Inc. REIT	111	20,001
Ferrovial SE	931	40,075
Host Hotels & Resorts, Inc. REIT	1,375	24,200
Description	Shares	Fair Value
Invitation Homes, Inc. REIT	782	$27,573
Iron Mountain, Inc. REIT	206	24,479
Kilroy Realty Corp. REIT	366	14,164
Mid-America Apartment Communities, Inc. REIT	300	47,670
National Storage Affiliates Trust REIT	272	13,110
NextEra Energy, Inc.	255	21,555
NiSource, Inc.	736	25,502
NNN REIT, Inc.	391	18,960
Norfolk Southern Corp.	74	18,389
ONEOK, Inc.	102	9,295
Park Hotels & Resorts, Inc. REIT	439	6,190
Prologis, Inc.	791	99,887
Public Storage	128	46,575
Realty Income Corp. REIT	528	33,486
Regency Centers Corp. REIT	411	29,687
Ryman Hospitality Properties, Inc. REIT	96	10,295
SBA Communications Corp. REIT	401	96,521
Simon Property Group, Inc. REIT	308	52,058
SL Green Realty Corp. REIT	590	41,070
STAG Industrial, Inc. REIT	185	7,232
Sunstone Hotel Investors, Inc. REIT	1,289	13,302
Targa Resources Corp.	416	61,572
Union Pacific Corp.	207	51,021
Ventas, Inc. REIT	747	47,905
WEC Energy Group, Inc.	103	9,907
Welltower, Inc. REIT	365	46,731
Xcel Energy, Inc.	555	36,242
		1,988,489
Total Common Stocks (Cost $2,585,129)		3,177,805
Exchange-Traded Funds | 6.7%
iShares Gold Trust (~)	4,081	202,826
iShares Silver Trust (~)	3,508	99,662
Total Exchange-Traded Funds (Cost $256,375)		302,488
Short-Term Investments | 21.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (~) (Cost $953,622)	953,622	953,622

Description	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Total Investments | 98.9% (Cost $3,795,126)	$4,433,915
Cash and Other Assets in Excess of Liabilities | 1.1%	50,668
Net Assets | 100.0%	$4,484,583

Lazard Real Assets Portfolio (•) (concluded)
Futures Contracts open at September 30, 2024 (~):
Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
Natural Gas	2	$20,000	10/29/24	54,885	$58,460	$3,575	$—
Soybean Oil	1	60,000	12/13/24	28,273	25,986	—	2,287
Sugar 11	1	112,000	02/28/25	21,283	25,167	3,883	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$7,458	$2,287

Total Return Swap Agreements open at September 30, 2024 (~):
Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation
USD	GSC	$816,104	10/18/24	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$—	$1,130

(a) For swap agreements, the net settlement will occur on the expiration date.

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of September 30, 2024:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	9.57%
Brent Crude	BCOMCO	11.05
Coffee	BCOMKC	7.55
Copper	BCOMHG	13.05
Corn	BCOMCN	6.25
Cotton	BCOMCT	0.15
Crude Oil	BCOMCL	10.79
Gasoline (RBOB)	BCOMRB	2.42
Gold	BCOMGC	0.13
Heating Oil	BCOMHO	4.07
Kansas Wheat	BCOMKW	1.99
Lean Hogs	BCOMLH	0.16
Live Cattle	BCOMLC	8.38
Natural Gas	BCOMNG	0.07
Nickel	BCOMNI	2.75
Silver	BCOMSI	0.01
Soy Meal	BCOMSM	4.76
Soybeans	BCOMSY	7.02
Sugar	BCOMSB	0.88
Wheat	BCOMWH	2.68
Zinc	BCOMZS	6.27
Total		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments

September 30, 2024 (unaudited)

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2024, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage Portfolio	0.8%
International Equity Advantage Portfolio	0.2%
U.S. High Yield Portfolio	77.9%
U.S. Short Duration Fixed Income Portfolio	7.7%
Enhanced Opportunities Portfolio	0.5%

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2024.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(«)	Issue in default.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.

Security Abbreviations:
ADR	- American Depositary Receipt	PJSC	- Public Joint Stock Company
CVR	- Contingent Value Rights	QPSC	- Qatari Public Shareholding Company
ETF	- Exchange-Traded Fund	REIT	- Real Estate Investment Trust
GDR	- Global Depositary Receipt	SOFR	- Secured Overnight Financing Rate
JSC	- Joint Stock Company
NVDR	- Non-Voting Depository Receipt

Currency Abbreviations:
AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound Sterling
HKD	- Hong-Kong Dollar
USD	- United States Dollar

Counterparty Abbreviations:
BNP	- BNP Paribas SA	MEL	- Bank of New York Mellon Corp.
BOA	- Bank Of America N.A.	MSC	- Morgan Stanley & Co.
CAN	- Canadian Imperial Bank of Commerce	NIP	- Nomura International Plc
CIT	- Citibank N.A.	RBC	- Royal Bank of Canada
GSC	- Goldman Sachs International	SCB	- Standard Chartered Bank
HSB	- HSBC Bank USA N.A.	SSB	- State Street Bank & Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	—%	0.8%	—%	—%
Air Freight & Logistics	3.8	—	0.4	—	—
Automobile Components	0.4	—	0.1	1.7	—
Automobiles	1.0	1.2	3.1	0.6	—
Banks	21.4	20.7	16.3	22.8	—
Beverages	2.9	2.1	1.6	—	—
Biotechnology	—	1.2	0.1	—	—
Broadline Retail	4.8	6.0	5.5	3.8	—
Building Products	—	—	0.1	—	—
Capital Markets	—	1.1	1.0	—	—
Chemicals	0.8	2.5	1.1	1.7	—
Commercial Services & Supplies	—	—	—	—	7.8
Communications Equipment	0.9	—	0.5	—	4.3
Construction & Engineering	—	2.0	0.6	—	3.6
Construction Materials	—	—	—	2.4	—
Consumer Finance	1.2	—	0.8	—	—
Consumer Staples Distribution & Retail	0.5	3.2	0.9	1.4	—
Containers & Packaging	—	—	0.1	—	—
Diversified Consumer Services	—	—	0.1	—	4.0
Diversified Telecommunication Services	—	—	1.0	4.5	—
Electric Utilities	—	—	0.2	—	1.0
Electrical Equipment	1.9	1.4	1.5	—	—
Electronic Equipment, Instruments & Components	3.6	—	2.5	1.3	—
Energy Equipment & Services	0.6	1.2	0.2	—	—
Entertainment	—	0.9	1.7	1.9	—
Financial Services	1.6	1.1	1.2	—	13.4
Food Products	—	—	1.4	2.5	—
Gas Utilities	—	—	0.6	1.0	4.7
Ground Transportation	1.4	—	—	—	—
Health Care Equipment & Supplies	—	1.1	0.2	—	6.8
Health Care Providers & Services	—	—	0.5	2.8	14.5
Hotels, Restaurants & Leisure	3.2	4.3	2.8	0.8	5.9
Household Durables	1.6	2.9	1.1	3.8	—
Household Products	—	0.9	—	0.7	1.0
Independent Power & Renewable Electricity Producers	—	—	1.3	0.7	—
Industrial Conglomerates	—	1.0	0.4	3.3	—
Insurance	1.4	1.6	3.1	5.0	—
Interactive Media & Services	4.8	4.6	5.6	1.3	—
IT Services	2.1	1.4	2.9	1.4	4.3
Machinery	4.6	2.3	1.1	1.6	1.0
Marine Transportation	—	—	0.4	—	—
Media	—	—	—	—	8.6
Metals & Mining	—	3.3	3.9	2.6	—
Multi-Utilities	—	—	—	—	6.8
Oil, Gas & Consumable Fuels	3.5	5.1	4.3	5.7	—
Paper & Forest Products	0.9	—	0.4	—	—
Passenger Airlines	—	1.1	0.4	—	—
Personal Care Products	—	1.3	1.3	2.6	—
Pharmaceuticals	1.4	—	3.1	1.0	—
Professional Services	—	—	0.6	—	—
Real Estate Management & Development	—	2.0	1.7	—	—
Semiconductors & Semiconductor Equipment	16.6	15.0	11.9	11.7	—
Software	1.9	—	0.2	—	—
Specialty Retail	1.7	—	0.4	1.1	—

Technology Hardware, Storage & Peripherals	6.4	3.5	4.7	2.5	—
Textiles, Apparel & Luxury Goods	0.8	0.7	0.3	—	2.3
Tobacco	—	0.9	—	0.7	—
Trading Companies & Distributors	—	—	0.2	—	—
Transportation Infrastructure	1.7	2.1	1.0	1.7	—
Water Utilities	—	—	0.4	—	8.4
Wireless Telecommunication Services	—	0.0	1.4	2.2	—
Subtotal	99.4	99.7	99.0	98.8	98.4
Short-Term Investments	0.9	—	0.7	1.2	1.2
Total Investments	100.3%	99.7%	99.7%	100.0%	99.6%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	—%	0.4%	3.5%	2.9%
Automobile Components	—	—	1.2	1.3	0.6
Automobiles	—	—	3.6	1.3	0.7
Banks	3.5	—	12.6	10.6	11.8
Beverages	5.8	—	0.3	2.9	2.0
Biotechnology	0.9	—	—	—	—
Broadline Retail	5.3	—	4.3	—	—
Building Products	0.8	—	0.2	—	—
Capital Markets	6.5	—	2.3	3.0	2.0
Chemicals	—	—	2.7	3.1	2.9
Commercial Services & Supplies	—	—	1.2	0.2	0.4
Communications Equipment	1.7	—	0.3	—	—
Construction & Engineering	—	13.4	1.5	—	—
Construction Materials	—	—	—	1.2	1.7
Consumer Finance	—	—	0.1	—	—
Consumer Staples Distribution & Retail	0.8	—	0.7	1.5	—
Containers & Packaging	0.8	—	—	—	—
Diversified Telecommunication Services	—	—	0.8	1.5	0.7
Electric Utilities	—	18.8	2.3	1.1	—
Electrical Equipment	3.9	—	3.4	3.8	3.1
Electronic Equipment, Instruments & Components	2.6	—	1.4	1.2	—
Energy Equipment & Services	—	—	0.1	—	—
Entertainment	1.5	—	1.8	—	1.3
Financial Services	2.0	—	0.9	—	—
Food Products	—	—	0.9	0.8	—
Gas Utilities	—	9.6	0.3	—	—
Ground Transportation	—	9.2	0.2	—	—
Health Care Equipment & Supplies	—	—	—	1.3	3.8
Health Care Providers & Services	1.3	—	0.6	—	—
Health Care Technology	—	—	0.2	—	—
Hotels, Restaurants & Leisure	1.3	—	3.0	1.6	2.5
Household Durables	1.1	—	1.6	—	—
Household Products	1.5	—	1.1	1.0	1.0
Independent Power & Renewable Electricity Producers	—	1.4	0.1	—	—
Industrial Conglomerates	—	—	—	1.7	0.8
Insurance	2.7	—	5.0	3.9	5.8
Interactive Media & Services	3.9	—	2.4	1.4	3.4
IT Services	2.9	—	1.7	4.5	3.3
Leisure Products	1.2	—	—	0.8	—
Life Sciences Tools & Services	5.9	—	—	1.5	1.4
Machinery	2.9	—	3.2	4.0	3.9
Marine Transportation	—	—	0.4	—	—
Media	0.7	1.8	—	—	—
Metals & Mining	—	—	3.0	1.4	—
Multi-Utilities	—	15.7	0.2	1.5	1.4
Oil, Gas & Consumable Fuels	—	—	4.2	2.8	3.5
Passenger Airlines	—	—	1.9	1.5	1.6
Personal Care Products	1.9	—	0.3	2.9	3.1
Pharmaceuticals	3.6	—	9.3	6.1	5.5
Professional Services	6.8	—	2.3	6.5	6.8
Real Estate Management & Development	—	—	1.0	1.5	1.5
Retail REITs	—	—	0.1	—	—
Semiconductors & Semiconductor Equipment	7.6	—	5.4	3.6	8.3

Software	9.9	—	2.0	0.8	1.1
Specialty Retail	2.7	—	—	3.8	1.5
Technology Hardware, Storage & Peripherals	1.4	—	2.3	0.9	0.7
Textiles, Apparel & Luxury Goods	1.9	—	0.3	6.0	5.3
Tobacco	—	—	2.0	—	—
Trading Companies & Distributors	1.3	—	0.5	1.0	2.1
Transportation Infrastructure	—	10.5	0.3	—	—
Water Utilities	—	11.1	—	—	—
Wireless Telecommunication Services	—	—	1.4	—	—
Subtotal	98.6	91.5	99.3	99.0	98.4
Warrants	—	—	0.0	—	—
Short-Term Investments	1.1	8.4	1.1	0.9	0.5
Total Investments	99.7%	99.9%	100.4%	99.9%	98.9%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	1.7%	3.2%	1.9%	—%
Automobile Components	—	2.1	0.7	—	—
Automobiles	—	—	1.0	5.3	—
Banks	2.6	5.8	9.5	—	3.2
Beverages	3.9	1.3	7.0	—	—
Biotechnology	—	3.7	—	—	—
Broadline Retail	2.6	—	—	8.6	6.8
Building Products	2.6	3.2	—	—	—
Capital Markets	8.7	5.2	2.8	12.7	10.6
Chemicals	—	5.4	—	—	—
Commercial Services & Supplies	—	—	0.1	2.3	3.0
Construction & Engineering	—	1.1	—	—	—
Construction Materials	—	—	2.9	—	—
Consumer Staples Distribution & Retail	3.1	1.6	1.1	—	1.8
Diversified REITs	—	1.5	—	—	—
Diversified Telecommunication Services	—	1.1	—	—	—
Electric Utilities	—	—	1.2	—	—
Electrical Equipment	—	1.3	3.1	4.1	1.5
Electronic Equipment, Instruments & Components	7.8	4.1	4.4	3.1	—
Entertainment	3.0	0.8	—	—	—
Financial Services	—	2.6	1.1	4.3	4.0
Food Products	—	2.6	—	—	—
Gas Utilities	—	1.3	—	—	—
Ground Transportation	—	—	1.9	2.6	3.1
Health Care Equipment & Supplies	6.7	2.1	3.6	6.0	1.9
Health Care Providers & Services	—	—	—	—	4.4
Health Care Technology	1.4	—	—	3.3	—
Hotel & Resort REITs	—	—	—	—	—
Hotels, Restaurants & Leisure	—	1.2	2.2	2.6	3.3
Household Durables	—	1.8	—	—	—
Industrial Conglomerates	—	—	1.0	—	—
Industrial REITs	—	—	—	—	2.3
Insurance	5.7	5.4	5.7	—	3.8
Interactive Media & Services	4.3	1.3	—	—	4.8
IT Services	2.9	1.2	2.2	5.5	2.9
Leisure Products	2.1	1.4	—	—	—
Life Sciences Tools & Services	1.4	—	4.5	3.4	6.4
Machinery	1.8	5.4	3.8	—	2.2
Media	—	—	3.0	—	—
Multi-Utilities	—	—	1.5	—	—
Oil, Gas & Consumable Fuels	—	1.5	0.7	—	2.7
Passenger Airlines	—	—	1.0	—	—
Personal Care Products	2.8	—	—	—	1.0
Pharmaceuticals	—	1.3	8.1	3.1	2.6
Professional Services	10.4	10.6	6.2	—	—
Real Estate Management & Development	—	7.1	—	—	2.1
Semiconductors & Semiconductor Equipment	5.4	1.0	8.3	22.6	8.3
Software	7.2	3.3	1.2	—	10.2
Specialized REITs	—	—	—	7.0	—
Specialty Retail	3.1	3.0	2.4	—	—
Technology Hardware, Storage & Peripherals	—	—	1.1	—	5.7
Textiles, Apparel & Luxury Goods	2.8	1.4	—	—	—
Trading Companies & Distributors	5.5	2.8	1.3	—	—
Subtotal	97.8	98.2	97.8	98.4	98.6

Short-Term Investments	2.1	1.2	0.9	2.1	1.5
Total Investments	99.9%	99.4%	98.7%	100.5%	100.1%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard US Small Cap Equity Select Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio
Common & Preferred Stocks and Closed-End Management Investment Companies
Aerospace & Defense	—%	—%	0.1%
Automobile Components	1.3	—	1.6
Automobiles	1.4	—	0.3
Banks	6.4	2.5	2.0
Beverages	—	—	0.3
Biotechnology	4.4	—	4.9
Broadline Retail	—	—	0.4
Building Products	0.9	2.6	1.5
Capital Markets	6.5	5.4	2.0
Chemicals	1.1	2.2	2.0
Commercial Services & Supplies	1.2	2.8	3.4
Communications Equipment	—	—	2.0
Construction & Engineering	—	—	2.2
Construction Materials	1.3	—	0.5
Consumer Finance	—	1.7	0.7
Consumer Staples Distribution & Retail	3.4	1.1	0.6
Containers & Packaging	1.1	1.1	0.4
Distributors	—	—	0.2
Diversified Consumer Services	—	—	2.7
Diversified REITs	—	—	0.4
Diversified Telecommunication Services	—	—	0.5
Electrical Equipment	2.2	2.3	1.8
Electronic Equipment, Instruments & Components	3.9	1.4	4.8
Energy Equipment & Services	2.9	—	0.4
Entertainment	1.5	—	0.5
Financial Services	—	3.7	1.4
Food Products	—	—	0.6
Ground Transportation	0.9	1.4	0.6
Health Care Equipment & Supplies	5.7	3.6	3.9
Health Care Providers & Services	1.0	5.2	2.6
Health Care REITs	—	—	0.6
Health Care Technology	2.4	—	0.2
Hotels, Restaurants & Leisure	3.1	—	1.2
Household Durables	—	—	2.9
Household Products	—	2.7	0.2
Independent Power & Renewable Electricity Producers	—	—	0.2
Industrial REITs	—	2.6	0.7
Insurance	5.5	—	2.3
Interactive Media & Services	4.2	—	0.9
Investment Companies	—	—	0.4
IT Services	2.1	3.4	1.1
Leisure Products	—	—	0.8
Life Sciences Tools & Services	1.3	9.0	1.4
Machinery	6.7	5.2	2.6
Marine Transportation	—	—	1.9
Media	—	—	1.4
Mortgage Real Estate Investment Trusts (REITs)	—	—	0.4
Office REITs	—	—	0.5
Oil, Gas & Consumable Fuels	2.5	—	0.4
Paper & Forest Products	—	—	0.4
Passenger Airlines	—	—	0.1
Personal Care Products	—	0.8	0.1

Pharmaceuticals	2.3	3.4	0.1
Professional Services	1.3	—	6.4
Real Estate Management & Development	—	—	0.5
Residential REITs	—	—	0.2
Retail REITs	1.5	—	1.9
Semiconductors & Semiconductor Equipment	5.5	8.1	1.8
Software	3.3	14.9	12.5
Specialized REITs	1.3	—	0.2
Specialty Retail	3.8	3.2	3.0
Technology Hardware, Storage & Peripherals	—	5.5	0.4
Textiles, Apparel & Luxury Goods	1.8	0.8	2.9
Trading Companies & Distributors	2.2	—	1.9
Water Utilities	—	—	0.1
Wireless Telecommunication Services	—	—	0.3
Subtotal	97.9	96.6	98.2
Rights	—	—	0.0
Short-Term Investments	—	3.8	1.3
Total Investments	97.9%	100.4%	99.5%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short
Common Stocks and Convertible Corporate Bonds
Automobile Components	—%	-0.1%
Automobiles	0.1	-0.3
Biotechnology	4.0	-1.1
Broadline Retail	0.9	—
Capital Markets	0.8	-0.7
Chemicals	1.0	-0.3
Commercial Services & Supplies	3.7	—
Communications Equipment	—	-0.3
Construction & Engineering	0.5	-0.2
Consumer Finance	—	-2.5
Consumer Staples Distribution & Retail	—	-0.6
Diversified REITs	2.7	—
Diversified Telecommunication Services	1.6	—
Electrical Equipment	—	-0.3
Electronic Equipment, Instruments & Components	1.5	-0.9
Energy Equipment & Services	1.7	-1.6
Entertainment	0.4	-3.6
Financial Services	6.3	-0.4
Food Products	1.1	—
Ground Transportation	2.2	—
Health Care Equipment & Supplies	12.0	-4.2
Health Care Providers & Services	1.1	-0.9
Health Care Technology	—	-0.1
Hotel & Resort REITs	—	-0.2
Hotels, Restaurants & Leisure	—	-0.7
Interactive Media & Services	18.6	-2.2
IT Services	0.0	-0.6
Leisure Products	1.0	—
Machinery	3.6	-3.2
Media	3.4	-0.3
Metals & Mining	1.7	-1.3
Oil, Gas & Consumable Fuels	2.4	—
Passenger Airlines	3.1	-1.9
Pharmaceuticals	5.7	-1.5
Professional Services	—	-2.4
Real Estate Management & Development	1.1	-0.2
Semiconductors & Semiconductor Equipment	4.7	-2.7
Software	17.9	-5.7
Specialty Retail	3.7	-0.1
Technology Hardware, Storage & Peripherals	4.1	-0.5
Subtotal	112.6	-41.6
Purchased Options	0.0	—
U.S. Treasury Securities	52.9	-31.2
Warrants	0.0	—
Short-Term Investments	7.3	—
Total Investments	172.8%	-72.8%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Real Assets Portfolio
Common Stocks and Corporate Bonds
Chemicals	0.3%
Construction & Engineering	2.3
Diversified REITs	0.9
Electric Utilities	6.8
Gas Utilities	0.4
Ground Transportation	3.9
Health Care REITs	3.8
Hotel & Resort REITs	1.6
Industrial REITs	5.3
Metals & Mining	1.8
Multi-Utilities	5.2
Office REITs	2.0
Oil, Gas & Consumable Fuels	5.9
Paper & Forest Products	0.6
Real Estate Management & Development	3.9
Residential REITs	5.2
Retail REITs	6.8
Specialized REITs	11.8
Transportation Infrastructure	1.8
Water Utilities	0.6
Subtotal	70.9
Exchange-Traded Funds	6.7
Short-Term Investments	21.3
Total Investments	98.9%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 22, 2024

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date: November 22, 2024